UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
36,727	Alliance Bernstein National Municipal Income Fund, Inc.	$492,509
18,075	BlackRock Investment Quality Municipal Trust, Inc.	268,414
19,800	BlackRock Long-Term Municipal Advantage Trust	216,414
56,719	BlackRock Muni Intermediate Duration Fund, Inc.	783,289
31,728	BlackRock MuniAssets Fund, Inc.	436,895
12,211	BlackRock Municipal 2018 Term Trust	189,881
17,791	BlackRock Municipal 2020 Term Trust	280,386
9,595	BlackRock Municipal Bond Trust	145,172
12,681	BlackRock Municipal Income Investment Quality Trust	179,690
35,043	BlackRock Municipal Income Quality Trust	481,140
47,017	BlackRock Municipal Income Trust	648,835
24,487	BlackRock Municipal Income Trust II	348,205
100,960	BlackRock Municipal Target Term Trust	2,099,968
38,432	BlackRock MuniEnhanced Fund, Inc.	433,513
14,783	BlackRock MuniHoldings Fund II, Inc.	214,058
14,700	BlackRock MuniHoldings Fund, Inc.	238,434
49,355	BlackRock MuniHoldings Investment Quality Fund	697,880
29,668	BlackRock MuniHoldings Quality Fund II, Inc.	389,541
18,482	BlackRock MuniHoldings Quality Fund, Inc.	244,147
19,236	BlackRock MuniVest Fund II, Inc.	289,502
57,626	BlackRock MuniVest Fund, Inc.	550,328
48,569	BlackRock MuniYield Fund, Inc.	678,995
14,216	BlackRock MuniYield Investment Fund	208,549
29,784	BlackRock MuniYield Quality Fund II, Inc.	375,874
69,854	BlackRock MuniYield Quality Fund III, Inc.	980,750
31,438	BlackRock MuniYield Quality Fund, Inc.	488,547
35,615	Deutsche Municipal Income Trust	453,735
27,506	Dreyfus Municipal Bond Infrastructure Fund, Inc.	325,396
18,820	Dreyfus Municipal Income, Inc.	169,380
63,485	Dreyfus Strategic Municipal Bond Fund, Inc.	493,278
80,511	Dreyfus Strategic Municipals, Inc.	651,334
99,224	Eaton Vance Municipal Bond Fund	1,221,447
13,297	Eaton Vance Municipal Bond Fund II	166,213
15,937	Eaton Vance Municipal Income 2028 Term Trust	275,391
17,833	Eaton Vance Municipal Income Trust	225,409
19,475	Eaton Vance National Municipal Opportunities Trust	397,290
58,748	Invesco Advantage Municipal Income Trust II	650,340
63,059	Invesco Municipal Income Opportunities Trust	421,234
98,579	Invesco Municipal Opportunity Trust	1,242,095
81,387	Invesco Municipal Trust	994,549
77,829	Invesco Quality Municipal Income Trust	929,278
72,137	Invesco Trust for Investment Grade Municipals	924,075
50,243	Invesco Value Municipal Income Trust	765,201
28,614	MainStay Defined Term Municipal Opportunities Fund	501,031
46,727	MFS High Income Municipal Trust	216,813
59,893	MFS Municipal Income Trust	383,315
19,290	Neuberger Berman Intermediate Municipal Fund, Inc.	288,000
106,288	Nuveen AMT-Free Municipal Income Fund	1,379,618
12,038	Nuveen AMT-Free Municipal Value Fund	196,581
51,864	Nuveen Dividend Advantage Municipal Fund	713,130
43,811	Nuveen Dividend Advantage Municipal Fund 2	596,268
53,835	Nuveen Dividend Advantage Municipal Fund 3	739,693
39,737	Nuveen Dividend Advantage Municipal Income Fund	552,742
19,295	Nuveen Enhanced Municipal Value Fund	286,338
126,715	Nuveen Insured Municipal Opportunity Fund, Inc.	1,789,216
62,432	Nuveen Insured Quality Municipal Fund, Inc.	805,373
60,963	Nuveen Intermediate Duration Municipal Term Fund	749,845
17,149	Nuveen Intermediate Duration Quality Municipal Term Fund	211,447
43,205	Nuveen Investment Quality Municipal Fund, Inc.	640,298
58,602	Nuveen Municipal Advantage Fund, Inc.	775,890
44,637	Nuveen Municipal High Income Opportunity Fund	595,904
68,044	Nuveen Municipal Market Opportunity Fund, Inc.	892,737
208,304	Nuveen Municipal Value Fund, Inc.	2,028,881
87,960	Nuveen Performance Plus Municipal Fund, Inc.	1,243,754
29,343	Nuveen Premier Municipal Income Fund, Inc.	388,208
103,772	Nuveen Premium Income Municipal Fund 2, Inc.	1,414,412
55,381	Nuveen Premium Income Municipal Fund 4, Inc.	733,798
94,674	Nuveen Premium Income Municipal Fund, Inc.	1,256,324
78,936	Nuveen Quality Income Municipal Fund, Inc.	1,068,004
52,371	Nuveen Select Quality Municipal Fund, Inc.	703,343
19,016	Nuveen Select Tax-Free Income 2 Portfolio	248,349
13,851	Nuveen Select Tax-Free Income 3 Portfolio	190,036
17,740	Nuveen Select Tax-Free Income Portfolio	240,022
17,899	PIMCO Municipal Income Fund	251,123
46,889	PIMCO Municipal Income Fund II	555,635
24,706	PIMCO Municipal Income Fund III	270,037
17,102	Pioneer Municipal High Income Advantage Trust	212,578
18,290	Pioneer Municipal High Income Trust	222,589
83,406	Putnam Managed Municipal Income Trust	592,183
59,324	Putnam Municipal Opportunities Trust	705,362
44,236	Western Asset Managed Municipals Fund, Inc.	623,728
9,269	Western Asset Municipal Defined Opportunity Trust, Inc.	215,319
22,626	Western Asset Municipal High Income Fund, Inc.	163,360
14,058	Western Asset Municipal Partners Fund, Inc.	217,758
Total Closed-End Funds (Cost: $51,129,177)		48,525,603
MONEY MARKET FUND: 0.0% (Cost: $4,986)
4,986	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	4,986
Total Investments: 99.8% (Cost: $51,134,163)		48,530,589
Other assets less liabilities: 0.2%		112,899
NET ASSETS: 100.0%		$48,643,488

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	100.0%	$48,525,603
Money Market Fund	0.0	4,986
	100.0%	$48,530,589

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$48,525,603	$—	$—	$48,525,603
Money Market Fund	4,986	—	—	4,986
Total	$48,530,589	$—	$—	$48,530,589

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$995,000	6.45%, 07/24/15 (c)	$997,816
2,250,000	6.45%, 07/27/15 (c)	2,258,640
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 08/01/16 (c)	1,394,193
270,000	5.00%, 08/01/16 (c)	273,245
580,000	5.25%, 08/01/16 (c)	587,801
665,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority (RB) 5.00%, 11/15/15 (c)	671,051
30,000	Butler County, Alabama Public Education Cooperative District, Series A (RB) (XLCA) 4.63%, 07/01/17 (c)	32,112
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
4,070,000	6.00%, 10/01/23 (c)	4,549,161
10,750,000	6.50%, 10/01/23 (c)	12,359,490
1,145,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,151,229
100,000	Montgomery Medical Clinic Board (RB) 5.25%, 03/01/16 (c)	100,810
		24,375,548
Alaska: 0.6%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 07/10/15 (c)	25,095
4,670,000	5.00%, 07/10/15 (c)	3,955,070
7,245,000	5.00%, 07/13/15 (c)	5,503,230
		9,483,395
Arizona: 3.0%
1,235,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	1,326,427
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
950,000	4.00%, 02/01/17	985,549
200,000	5.00%, 02/01/20	222,814
350,000	5.00%, 02/01/21	392,711
2,165,000	5.00%, 02/01/22 (c)	2,324,734
730,000	5.00%, 02/01/22 (c)	775,209
1,310,000	5.00%, 02/01/22 (c)	1,370,496
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
410,000	5.10%, 10/01/16 (c)	415,346
2,210,000	5.20%, 10/01/16 (c)	2,150,330
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
5,150,000	5.00%, 01/01/16 (c)	5,156,540
2,750,000	5.00%, 01/01/16 (c)	2,756,792
	Industrial Development Authority of Phoenix (RB)
350,000	3.00%, 07/01/20	327,551
675,000	5.00%, 07/01/25 (c)	633,224
500,000	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB) 5.00%, 07/01/25 (c)	490,090
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
750,000	3.75%, 07/01/24	747,172
640,000	5.00%, 07/01/24 (c)	649,158
1,000,000	5.00%, 07/01/24 (c)	1,040,040
295,000	Industrial Development Authority of the County of Pima (RB) 6.00%, 07/01/20 (c)	293,699
35,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	39,445
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	405,144
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,490,000	5.50%, 07/01/17 (c)	5,353,628
1,720,000	5.63%, 07/01/17 (c)	1,603,728
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,540,238
	Salt Verde Financial Corp. (RB)
4,835,000	5.00%, 12/01/32	5,351,523
5,215,000	5.00%, 12/01/37	5,751,102
30,000	5.25%, 12/01/23	34,627
20,000	5.25%, 12/01/24	23,176
115,000	5.25%, 12/01/25	133,493
50,000	5.25%, 12/01/27	57,934
260,000	5.50%, 12/01/29	308,142
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,072,550
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	955,830
		44,688,442
Arkansas: 0.0%
35,000	County of Howard, Arkansas (RB) (AGO) 4.50%, 06/01/17 (c)	35,524
California: 9.0%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
70,000	1.57%, 10/01/17 ^	67,118
200,000	5.40%, 10/01/17 (c)	215,992
	California County Tobacco Securitization Agency (RB)
100,000	5.00%, 07/24/15 (c)	97,225
105,000	5.25%, 07/13/15 (c)	77,830
30,000	5.88%, 07/27/15 (c)	29,999
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,095,509
15,000	5.00%, 06/01/17 (c)	12,172
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	962,430
1,945,000	5.60%, 12/01/18 (c)	1,773,412
2,500,000	5.70%, 12/01/18 (c)	2,181,375
44,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 06/01/16 (c) ^	445,890
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
500,000	5.13%, 07/24/15 (c)	409,540
2,000,000	5.25%, 07/27/15 (c)	1,612,420
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	82,266
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,090,690
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	502,285
1,000,000	6.13%, 11/01/23 (c)	1,086,370
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	67,366
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	908,369
930,000	7.00%, 06/01/22 (c)	1,039,266
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,562,610
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	971,210
110,000	California Statewide Communities Development Authority, Childrens Hospitals (RB) 5.00%, 08/15/17 (c)	114,716
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,042,265
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	77,820
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5,160,000	5.25%, 12/01/24 (c)	5,415,575
2,750,000	5.25%, 12/01/24 (c)	2,920,500
4,170,000	5.50%, 12/01/24 (c)	4,422,410
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,060,690
40,000	California Statewide Community Development Authority, Daughters of Charity Health System (RB) 5.25%, 07/24/15 (c)	34,235
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,845,000	5.00%, 07/24/15 (c)	1,468,066
2,410,000	5.25%, 07/24/15 (c)	2,049,175
3,210,000	5.25%, 07/24/15 (c)	2,692,901
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 07/27/15 (c)	894,987
10,000,000	7.10%, 06/01/16 (c) ^	1,052,400
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 07/27/15 (c)	3,157,315
104,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 06/01/16 (c) ^	915,420
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,178
750,000	City of Irvine, District No. 15-2 (SA) 5.00%, 09/02/25 (c)	799,417
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	132,738
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,051,690
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	211,182
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,151,410
2,500,000	6.00%, 01/15/24 (c)	2,903,850
310,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	328,318
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
280,000	5.00%, 07/15/19 (c) (p)	305,805
1,000,000	6.00%, 01/15/24 (c)	1,159,190
7,225,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	8,132,532
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,172,940
26,920,000	Golden State Tobacco Securitization Corp. (RB) 7.92%, 06/01/17 (c) ^	2,141,217
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
5,640,000	4.50%, 06/01/17 (c)	5,351,570
3,495,000	5.00%, 06/01/17 (c)	2,916,962
6,450,000	5.13%, 06/01/17 (c)	5,008,747
7,220,000	5.75%, 06/01/17 (c)	6,130,502
2,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	1,622,300
5,180,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,080,026
69,500,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series E (RB) 11.09%, 06/01/17 (c) ^	622,720
655,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	655,583
25,000,000	Inland Empire Tobacco Securitization Authority, Series C-1 (RB) 7.63%, 06/01/17 (c) ^	4,891,750
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	528,770
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	58,113
165,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	174,687
120,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	127,531
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,077,200
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	806,497
1,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	1,024,340
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,373,676
20,000	San Francisco City & County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	24,006
	San Joaquin Hills Transportation Corridor Agency (RB)
1,750,000	5.00%, 01/15/25 (c)	1,845,602
4,460,000	5.00%, 01/15/25 (c)	4,643,841
500,000	5.00%, 01/15/25 (c)	548,475
3,300,000	5.00%, 01/15/25 (c)	3,549,315
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	559,740
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	295,477
10,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,247,100
44,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	415,185
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,048,140
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
40,000	5.38%, 07/10/15 (c)	33,154
5,010,000	5.50%, 07/13/15 (c)	4,031,797
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
3,175,000	5.00%, 07/10/15 (c)	2,662,364
5,760,000	5.13%, 07/13/15 (c)	4,684,666
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	806,670
1,160,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	1,271,395
1,365,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	1,366,884
		135,705,071
Colorado: 1.7%
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
1,650,000	5.25%, 10/01/17 (c)	1,707,981
2,000,000	5.75%, 10/01/17 (c)	2,099,340
1,500,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,507,200
35,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB) 5.25%, 12/01/15 (c)	35,560
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	378,700
1,670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	1,688,971
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 07/24/15 (c)	1,615,153
950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/24/15 (c)	950,541
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	961,080
1,500,000	7.00%, 06/01/22 (c)	1,421,580
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
2,060,000	5.00%, 06/01/22 (c)	2,148,065
300,000	5.25%, 06/01/16 (c)	308,403
	Denver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA)
25,000	5.00%, 11/01/16 (c)	25,514
2,000,000	5.25%, 11/01/16 (c)	2,093,180
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 12/01/16 (c)	25,869
	E-470 Public Highway Authority, Series A (RB)
20,000	4.29%, 09/01/41 ^	6,647
9,000,000	5.38%, 09/01/40 ^	3,127,950
5,145,000	E-470 Public Highway Authority, Series B (RB) (NATL) 5.82%, 09/01/26 (c) ^	1,827,967
25,000	E-470 Public Highway Authority, Series C (RB) 5.25%, 09/01/20 (c)	28,294
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	258,418
310,000	5.50%, 12/01/22 (c)	327,552
250,000	5.50%, 12/01/22 (c)	264,633
2,500,000	Salida Hospital District (RB) 5.25%, 10/01/16 (c)	2,511,500
		25,320,098
Connecticut: 0.6%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 07/24/15 (c)	1,331,037
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
705,000	7.00%, 04/01/20 (c)	788,232
1,500,000	7.88%, 04/01/20 (c)	1,752,885
2,000,000	Mohegan Tribal Finance Authority (RB) 7.00%, 02/01/23 (c)	1,809,980
	Town of Hamden, Connecticut, Series A (RB)
490,000	7.63%, 01/01/20 (c)	514,216
2,000,000	7.75%, 01/01/20 (c)	2,077,240
		8,273,590
Delaware: 0.2%
2,525,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	2,732,807
District of Columbia: 1.6%
	District of Columbia Provident Group-Howard Properties, LLC (RB)
3,175,000	5.00%, 10/01/22 (c)	3,023,013
305,000	5.00%, 10/01/22 (c)	296,674
2,065,000	5.00%, 10/01/22 (c)	2,064,855
19,000	District of Columbia Tobacco Settlement Financing Corp. (RB) 6.50%, 05/15/33	23,011
	District of Columbia, The Howard University Issue, Series A (RB)
1,770,000	6.25%, 04/01/21 (c)	1,903,830
2,560,000	6.50%, 04/01/21 (c)	2,710,758
2,485,000	6.50%, 04/01/21 (c)	2,665,187
1,595,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 2.46%, 10/01/28 (c) ^	1,679,088
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
9,855,000	5.00%, 04/01/22 (c)	10,203,867
270,000	5.03%, 10/01/37 ^	90,599
		24,660,882
Florida: 5.4%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,841,029
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,827,264
1,000,000	8.13%, 11/15/21 (c)	1,177,090
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	2,000,540
	Capital Trust Agency, Inc. (RB)
500,000	6.50%, 12/01/22 (c)	468,655
485,000	6.75%, 12/01/22 (c)	450,109
615,000	6.75%, 12/01/22 (c)	559,023
2,000,000	7.75%, 01/01/21 (c)	1,878,300
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	978,370
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	364,021
1,640,000	5.88%, 11/15/17 (c)	1,664,387
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,674,060
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	59,988
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
120,000	5.00%, 10/01/23 (c)	135,209
40,000	5.38%, 10/01/23 (c)	45,279
175,000	6.00%, 10/01/23 (c)	206,750
2,850,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	3,309,876
70,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB) 6.00%, 08/15/20 (c)	81,005
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,010,460
1,000,000	7.00%, 06/01/22 (c)	1,015,460
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	358,772
450,000	5.88%, 06/15/24 (c)	451,040
695,000	6.00%, 06/15/24 (c)	680,933
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	992,380
2,850,000	7.63%, 06/15/21 (c)	3,357,129
	Halifax Hospital Medical Center (RB)
45,000	5.00%, 06/01/16 (c)	45,879
35,000	5.25%, 06/01/16 (c)	35,922
2,590,000	Lake County, Florida Industrial Development, Crane’s View Lodge Project, Series A (RB) 7.13%, 11/01/17 (c)	2,296,941
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/15/17 (c)	135,174
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,400,000	5.25%, 06/15/17 (c)	2,437,224
3,500,000	5.38%, 06/15/17 (c)	3,545,150
2,825,000	5.75%, 06/15/22 (c)	2,913,507
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	107,333
800,000	5.50%, 11/15/21 (c)	889,432
2,000,000	5.50%, 11/15/21 (c)	2,171,900
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,932,157
1,050,000	5.00%, 11/15/24 (c)	1,103,214
4,910,000	5.00%, 11/15/24 (c)	5,193,454
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	532,765
500,000	5.00%, 10/01/25 (c)	535,330
915,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	964,309
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,755,000	4.25%, 05/01/23 (c)	2,903,467
1,485,000	5.00%, 05/01/23 (c)	1,548,751
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,768,590
1,200,000	5.50%, 07/01/17 (c)	1,211,148
1,100,000	5.70%, 07/27/15 (c)	1,101,551
500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	504,045
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
2,440,000	5.00%, 05/15/23 (c)	2,482,285
1,500,000	5.00%, 05/15/23 (c)	1,585,965
2,000,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	2,284,360
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	538,270
150,000	Pinellas County Educational Facilities Authority, Eckerd College Project (RB) (ACA) 4.75%, 10/01/16 (c)	152,799
	Sarasota County, Florida Health Facilities Authority (RB)
2,555,000	5.75%, 07/01/17 (c)	2,554,770
1,785,000	5.75%, 07/01/17 (c)	1,797,673
3,595,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB) 7.38%, 01/01/18 (c)	3,510,338
420,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	485,184
910,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,038,883
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	2,750,041
1,315,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,503,663
		82,148,603
Georgia: 0.9%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 07/27/15 (c)	14,553
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
200,000	6.00%, 09/01/20 (c)	221,090
2,100,000	6.13%, 09/01/20 (c)	2,284,884
100,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	100,153
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	602,016
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	4,901,000
5,000,000	5.00%, 04/01/24 (c)	5,294,950
		13,418,646
Guam: 1.4%
1,000,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	1,134,580
60,000	Government of Guam, Series A (GO) 5.00%, 11/15/17 (c)	62,492
1,450,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,597,363
2,250,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	2,637,045
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,350,852
	Guam Government Waterworks Authority (RB)
355,000	5.50%, 07/01/20 (c)	394,682
3,465,000	5.50%, 07/01/23 (c)	3,902,907
185,000	5.63%, 07/01/20 (c)	205,300
	Guam Power Authority, Series A (RB)
1,495,000	5.00%, 10/01/22 (c)	1,610,145
250,000	5.50%, 10/01/20 (c)	276,465
	Territory of Guam, Series A (GO)
1,160,000	5.25%, 11/15/17 (c)	1,210,216
5,170,000	7.00%, 11/15/19 (c)	6,086,848
		20,468,895
Hawaii: 0.1%
2,050,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 07/24/15 (c)	2,058,241
Illinois: 4.9%
	Chicago Board of Education, Series A (GO)
2,500,000	5.00%, 12/01/22 (c)	2,110,050
55,000	5.25%, 12/01/16	57,246
75,000	5.50%, 12/01/19	79,025
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/18 (c)	494,680
	Chicago Board of Education, Series F (GO)
1,000,000	5.00%, 12/01/18	1,000,540
1,500,000	5.00%, 12/01/19	1,498,170
1,000,000	5.00%, 12/01/20	989,360
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	462,004
	Chicago, Illinois, Series A (GO)
1,000,000	5.00%, 01/01/24 (c)	920,610
2,750,000	5.25%, 01/01/24 (c)	2,711,610
950,000	City of Chicago, Illinois Neighborhood Alive 21 Program, Series B (GO) 5.25%, 01/01/25 (c)	925,870
	City of Chicago, Series A (GO)
440,000	4.63%, 01/01/21 (c)	391,723
300,000	5.00%, 01/01/18 (c)	307,773
450,000	5.00%, 01/01/20 (c)	446,648
300,000	5.00%, 01/01/21 (c)	271,026
500,000	5.00%, 01/01/22 (c)	469,535
250,000	5.00%, 01/01/24 (c)	231,003
1,000,000	5.38%, 01/01/25 (c)	981,700
200,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	210,222
465,000	City of Harvey, Illinois, Series A (GO) 5.50%, 12/01/17 (c)	370,726
2,000,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,114,040
3,600,000	Harvey, Illinois, Series A (GO) 5.63%, 12/01/17 (c)	2,733,732
	Illinois Finance Authority (RB)
560,000	6.13%, 05/15/19 (c)	632,503
15,000	6.13%, 05/15/19 (c)	17,775
	Illinois Finance Authority, Centegra Health System, Series A (RB)
535,000	4.63%, 09/01/24 (c)	535,177
2,000,000	5.00%, 09/01/24 (c)	2,069,220
20,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	21,445
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
2,025,000	4.75%, 05/15/23 (c)	2,010,440
4,800,000	5.13%, 05/15/23 (c)	4,853,328
1,500,000	5.25%, 05/15/23 (c)	1,523,805
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 07/24/15 (c)	424,962
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
1,000,000	8.13%, 02/15/20 (c)	1,053,250
3,000,000	8.25%, 02/15/20 (c)	3,159,870
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 04/01/16 (c)	952,890
3,000,000	5.00%, 04/01/16 (c)	2,942,370
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	534,310
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,035,610
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/15/17 (c)	25,199
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,299,018
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,148,910
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 07/14/15 (c)	167,223
610,000	8.00%, 05/15/20 (c)	334,725
1,625,000	8.13%, 05/15/20 (c)	987,041
720,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	749,527
	Illinois Finance Authority, Roosevelt University Project (RB)
1,000,000	6.25%, 10/01/19 (c)	1,070,270
2,000,000	6.50%, 10/01/19 (c)	2,128,880
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	530,355
1,125,000	5.00%, 08/15/25 (c)	1,173,679
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
655,000	5.75%, 02/15/20 (c)	725,747
2,070,000	6.00%, 02/15/20 (c)	2,277,642
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	7,961,450
1,565,000	8.00%, 05/15/20 (c)	1,785,696
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 07/14/15 (c)	150,312
230,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 07/14/15 (c)	230,437
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,030,000	5.00%, 06/01/18	1,127,129
500,000	5.00%, 06/01/19	558,440
350,000	5.25%, 06/01/20	400,645
45,000	5.25%, 06/01/21	51,981
200,000	5.38%, 06/01/21	232,380
1,635,000	5.50%, 06/01/21 (c)	1,886,725
100,000	Illinois Sports Facilities Authority (RB) (AMBAC) 4.69%, 06/15/26 ^	61,216
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
30,000	1.22%, 06/15/17 ^	29,070
670,000	1.47%, 06/15/18 ^	641,773
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	4,064,280
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	108,015
		74,452,013
Indiana: 3.2%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,661,460
2,000,000	7.13%, 11/15/22 (c)	2,208,920
55,000	City of Anderson, Indiana Economic Development, Anderson University Project (RB) 4.75%, 07/24/15 (c)	55,017
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	165,536
525,000	5.00%, 04/01/17 (c)	513,093
795,000	5.00%, 04/01/17 (c)	800,470
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	1,036,800
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,104,972
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,479,022
1,250,000	5.25%, 09/01/24 (c)	1,360,912
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,625,317
1,315,000	5.50%, 08/15/20 (c)	1,420,792
2,500,000	5.50%, 08/15/20 (c)	2,733,475
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,600,000	5.00%, 07/01/23 (c)	1,661,280
3,000,000	5.00%, 07/01/23 (c)	3,092,700
6,400,000	5.25%, 07/01/23 (c)	6,716,096
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
5,200,000	5.00%, 06/01/22 (c)	5,472,584
2,570,000	5.00%, 06/01/22 (c)	2,723,557
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,040,000	5.75%, 08/01/22 (c)	1,056,713
350,000	6.00%, 06/01/20 (c)	376,429
20,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	21,118
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,077,400
3,000,000	5.75%, 09/01/17 (c)	3,108,150
1,160,000	5.80%, 09/01/17 (c)	1,201,795
		48,673,608
Iowa: 2.6%
3,000,000	City of Coralville, Iowa, Series D (CP) 5.25%, 06/01/16 (c)	3,006,480
5,705,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	5,796,508
	Iowa Finance Authority, Iowa Fertilizer Comp. Project (RB)
4,340,000	5.00%, 12/01/19	4,586,338
2,700,000	5.50%, 12/01/18 (c)	2,850,471
3,715,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	4,040,768
	Iowa Finance Authority, Senior Living (RB)
163,200	2.00%, 03/14/16 (c)	816
870,000	2.70%, 11/15/24 (c)	457,063
1,500,000	Iowa Higher Education Loan Authority (RB) 5.00%, 10/01/25 (c)	1,474,260
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	19,463
2,065,000	5.00%, 09/01/23 (c)	1,977,237
2,750,000	5.00%, 09/01/23 (c)	2,521,365
620,000	5.75%, 09/01/20 (c)	655,638
1,345,000	6.00%, 09/01/20 (c)	1,415,612
	Iowa Tobacco Settlement Authority, Series C (RB)
3,000,000	5.38%, 07/27/15 (c)	2,639,850
7,290,000	5.50%, 07/27/15 (c)	6,386,040
10,000,000	Iowa Tobacco Settlement Authority, Series D (RB) 7.15%, 07/27/15 (c) ^	1,064,900
160,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 07/27/15 (c)	140,678
		39,033,487
Kansas: 1.2%
2,255,000	Arkansas City Public Building Commission (RB) 6.25%, 09/01/19 (c)	2,266,906
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	1,987,060
1,000,000	5.00%, 05/15/17 (c)	1,002,790
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,550,000	5.13%, 01/01/17 (c)	8,582,319
100,000	5.13%, 01/01/17 (c)	100,648
1,000,000	5.25%, 01/01/17 (c)	1,009,520
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,443,767
		17,393,010
Kentucky: 1.2%
2,750,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	2,838,687
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
2,000,000	5.38%, 11/15/22 (c)	2,050,020
1,000,000	5.50%, 11/15/22 (c)	1,015,480
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	555,234
2,100,000	6.00%, 06/01/20 (c)	2,388,267
1,325,000	6.38%, 06/01/20 (c)	1,505,187
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	2,271,980
	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB)
1,375,000	5.00%, 07/01/17	1,469,091
3,885,000	5.75%, 07/01/23 (c)	4,322,257
		18,416,203
Louisiana: 2.9%
	City of New Orleans, Louisiana (RB)
200,000	5.00%, 06/01/21	230,558
1,850,000	5.00%, 06/01/24 (c)	2,041,253
500,000	5.00%, 12/01/24 (c)	538,160
1,135,000	5.00%, 12/01/24 (c)	1,241,020
	Jefferson Parish Hospital Service District No. 2 (RB)
245,000	6.25%, 07/01/21 (c)	287,792
895,000	6.38%, 07/01/21 (c)	1,017,875
1,000,000	Juban Crossing Economic Development District, Series C (RB) 7.00%, 03/15/25 (c)	1,001,800
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 (d) *§	1,487,500
500,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	549,760
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	991,820
1,165,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,378,696
2,300,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	2,727,892
2,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	2,372,080
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 07/01/16 (c)	498,686
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,575,338
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c)	2,441,625
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	2,050,840
15,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 6.38%, 05/15/21 (c)	17,476
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
1,525,000	5.25%, 05/15/17 (c)	1,580,937
1,050,000	5.38%, 05/15/17 (c)	1,087,821
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	3,357,022
2,025,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	2,187,243
2,910,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	3,041,968
	Tobacco Settlement Financing Corp. (RB)
2,750,000	5.00%, 05/15/20	3,114,677
2,160,000	5.00%, 05/15/23	2,476,958
4,000,000	5.25%, 05/15/23 (c)	4,314,480
		43,611,277
Maine: 0.5%
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,114,880
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
1,165,000	6.00%, 07/01/21 (c)	1,304,625
2,220,000	6.75%, 07/01/21 (c)	2,464,267
50,000	6.95%, 07/01/21 (c)	56,014
55,000	7.50%, 07/01/21 (c)	65,447
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 07/27/15 (c)	2,007,700
		8,012,933
Maryland: 1.6%
1,000,000	Anne Arundel County Consolidated Special Taxing District (ST) 5.25%, 07/01/24 (c)	1,013,500
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,484,658
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 09/01/16 (c)	104,320
45,000	5.00%, 09/01/16 (c)	45,708
25,000	5.25%, 09/01/16 (c)	25,661
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	56,939
2,990,000	5.25%, 04/01/17 (c)	2,909,300
2,000,000	5.25%, 04/01/17 (c)	2,005,000
2,900,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,015,913
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c) (d)	1,120,000
4,265,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	4,519,279
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	604,579
	Maryland Health and Higher Educational Facilities Authority (RB)
1,000,000	5.00%, 07/01/19	1,120,550
20,000	5.75%, 01/01/18 (c)	22,186
1,815,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,810,898
3,000,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System (RB) 5.00%, 07/01/24	3,504,090
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	46,431
		24,409,012
Massachusetts: 0.7%
675,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	683,012
	Massachusetts Development Finance Agency, Emerson College (RB)
500,000	5.00%, 01/01/25 (c)	522,490
500,000	5.00%, 01/01/25 (c)	520,925
500,000	5.00%, 01/01/25 (c)	525,635
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 07/24/15 (c)	282,078
100,000	Massachusetts Development Finance Agency, Series A (RB) 5.50%, 01/01/20 (c)	111,378
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,133,632
	Massachusetts Development Finance Agency, Series D (RB)
500,000	4.00%, 07/01/25 (c)	478,935
3,325,000	5.00%, 07/01/25 (c)	3,508,274
	Massachusetts Development Finance Agency, Series H (RB)
50,000	5.00%, 07/01/16	51,536
50,000	5.00%, 07/01/17	53,109
100,000	5.13%, 07/01/21 (c)	108,821
320,000	5.50%, 07/01/21 (c)	348,701
465,000	Massachusetts Health & Educational Facilities Authority, Jordan Hospital Issue, Series D (RB) 5.38%, 07/24/15 (c)	466,167
	Massachusetts Health & Educational Facilities Authority, Series D (RB)
70,000	5.00%, 07/24/15 (c)	70,202
2,000,000	5.50%, 07/24/15 (c)	2,000,800
	Massachusetts Health & Educational Facilities Authority, Series G (RB)
140,000	5.00%, 07/01/20 (c)	154,563
25,000	5.00%, 07/01/20 (c)	27,685
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	22,845
75,000	6.25%, 07/01/19 (c)	86,094
	Massachusetts Health and Educational Facilities Authority (RB)
45,000	5.00%, 07/01/18 (c)	47,383
5,000	5.00%, 07/01/18 (c)	5,571
		11,209,836
Michigan: 2.3%
25,000	City of Detroit, Michigan Sewage Disposal System Revenue (RB) 5.00%, 07/01/22	28,147
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	296,050
165,000	5.00%, 07/01/21	185,488
750,000	5.50%, 07/01/17 (c)	795,487
25,000	City of Detroit, Michigan Water Supply System Revenue (RB) 5.00%, 07/01/21 (c)	26,022
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	26,142
65,000	5.25%, 07/01/21 (c)	68,500
25,000	5.25%, 07/01/21 (c)	27,176
50,000	City of Detroit, Michigan Water Supply System Revenue, Series C (RB) 4.50%, 07/01/21 (c)	51,969
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,122,363
2,000,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	1,853,840
310,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 07/24/15 (c)	300,638
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/24/15 (c)	2,516,501
1,000,000	5.75%, 07/24/15 (c)	1,002,990
1,450,000	6.00%, 07/24/15 (c)	1,454,422
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,555,830
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
520,000	5.00%, 07/01/24 (c)	548,252
100,000	5.00%, 07/01/24 (c)	106,194
650,000	5.00%, 07/01/24 (c)	698,275
500,000	Michigan Finance Authority, Series C (RB) 5.00%, 07/01/22 (c)	512,290
1,000,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	1,054,610
250,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	267,450
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	995,480
2,400,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 07/24/15 (c)	2,363,304
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,518,600
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
2,140,000	5.13%, 06/01/17 (c)	1,927,198
1,175,000	6.00%, 06/01/17 (c)	977,988
5,625,000	6.00%, 06/01/17 (c)	4,897,912
6,000,000	6.88%, 06/01/18 (c)	5,824,320
100,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.24%, 06/01/17 (c) ^	1,886,000
		34,889,438
Minnesota: 0.9%
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	495,875
500,000	6.13%, 07/01/25 (c)	496,910
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	2,089,437
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	772,117
3,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	3,531,045
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	506,335
500,000	6.00%, 08/01/17 (c)	507,840
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,364,692
2,500,000	6.00%, 05/01/19 (c)	2,701,350
		13,465,601
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA) 5.00%, 03/01/16 (c)	282,957
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
120,000	5.00%, 08/15/17 (c)	125,700
75,000	5.00%, 08/15/17 (c)	79,172
80,000	Parkway East Public Improvement District (AGO) (SA) 4.63%, 05/01/16 (c)	81,169
		568,998
Missouri: 0.5%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,012,600
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 07/24/15 (c)	24,683
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,170,000	6.25%, 07/27/15 (c)	2,176,358
2,500,000	6.50%, 07/27/15 (c)	2,486,175
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
485,000	5.00%, 07/27/15 (c)	488,953
1,150,000	5.25%, 07/27/15 (c)	1,132,554
570,000	5.35%, 07/27/15 (c)	545,553
		7,866,876
Nebraska: 0.0%
20,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	20,635
Nevada: 0.2%
	City of North Las Vegas (GO)
735,000	5.00%, 06/01/21 (c)	638,619
1,000,000	5.00%, 06/01/21 (c)	887,350
	State of Nevada Department of Business and Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	977,450
1,000,000	5.13%, 12/15/25 (c)	967,800
		3,471,219
New Jersey: 5.8%
1,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,083,084
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,072,390
1,000,000	5.00%, 02/15/24 (c)	1,063,470
2,500,000	5.00%, 02/15/24 (c)	2,708,225
1,000,000	5.00%, 02/15/24 (c)	1,110,230
1,000,000	5.00%, 02/15/24 (c)	1,090,500
	Casino Reinvestment Development Authority (RB)
7,000,000	5.25%, 11/01/24 (c)	7,258,790
2,500,000	5.25%, 11/01/24 (c)	2,621,000
235,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	213,958
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	4,185,187
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	105,826
495,000	4.25%, 06/15/22 (c)	506,222
1,150,000	5.00%, 06/15/17	1,215,515
200,000	5.00%, 06/15/19	218,984
135,000	5.00%, 06/15/22 (c)	144,277
840,000	5.00%, 06/15/22 (c)	924,840
175,000	5.00%, 06/15/22 (c)	190,657
50,000	5.00%, 06/15/22	55,373
500,000	5.00%, 06/15/22 (c)	536,230
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,220,000	4.88%, 09/15/19	3,370,438
2,150,000	5.25%, 08/20/22 (c)	2,338,017
2,215,000	5.50%, 07/24/15 (c)	2,221,756
60,000	5.50%, 06/20/23 (c)	66,038
585,000	5.63%, 03/05/24 (c)	660,360
2,935,000	5.75%, 09/15/22 (c)	3,251,951
8,120,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	8,166,203
15,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	17,086
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,444,527
1,900,000	5.38%, 01/01/24 (c)	2,035,812
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,227,980
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	107,495
170,000	6.00%, 07/01/21 (c)	189,042
2,050,000	6.25%, 07/01/21 (c)	2,238,579
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
12,985,000	5.00%, 06/01/17 (c)	9,740,048
7,200,000	5.00%, 06/01/17 (c)	6,049,728
5,400,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	5,870,394
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,535,000	4.50%, 06/01/17 (c)	3,540,302
25,000	5.00%, 06/01/17 (c)	26,390
1,245,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	928,969
500,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17	534,890
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,522,492
		87,853,255
New Mexico: 0.6%
1,060,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 10/01/16 (c)	1,065,321
910,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	1,021,821
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,857,011
3,750,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	3,617,700
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,003,610
		9,565,463
New York: 9.4%
	Brooklyn Arena Local Development Corp. (RB)
75,000	4.44%, 07/15/33 ^	32,386
90,000	4.62%, 07/15/32 ^	40,860
10,000	6.00%, 01/15/20 (c)	11,587
1,625,000	6.25%, 01/15/20 (c)	1,873,885
8,470,000	6.38%, 01/15/20 (c)	9,811,394
	Build NYC Resource Corp. (RB)
5,000,000	5.00%, 11/01/24 (c)	5,081,000
1,000,000	5.50%, 11/01/24 (c)	1,053,190
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
225,000	3.75%, 01/01/20	233,134
1,050,000	4.50%, 01/01/25	1,123,069
600,000	5.00%, 01/01/25 (c)	636,954
2,400,000	5.25%, 11/01/24 (c)	2,538,384
2,810,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,114,548
15,000	Dutchess County Industrial Development Agency, Series A-1 (RB) 4.50%, 08/01/17 (c)	15,367
2,525,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	2,419,051
1,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	1,480,968
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
80,000	5.00%, 07/24/15 (c)	75,925
225,000	5.00%, 07/27/15 (c)	201,929
500,000	Jefferson County Industrial Development Agency (RB) 5.25%, 01/01/24	496,290
1,655,000	Long Island Power Authority, Series C (RB) (CIFG) 5.25%, 09/01/29	2,003,063
30,000	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB) 4.25%, 07/01/22 (c)	30,285
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	976,525
1,000,000	5.00%, 07/01/22 (c)	1,094,490
	Nassau County Tobacco Settlement Corp., Series A (RB)
5,290,000	5.00%, 06/01/16 (c)	4,603,570
2,335,000	5.13%, 06/01/16 (c)	1,952,667
5,000,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 06/01/16 (c)	4,928,850
	New Rochelle Industrial Development Agency (RB)
1,000,000	5.25%, 01/01/16 (c)	1,000,700
310,000	5.50%, 01/01/16 (c)	312,545
35,000	New York City Industrial Development Agency (RB) 5.75%, 07/27/15 (c)	26,579
	New York City Industrial Development Agency, British Airways Plc Project (RB)
4,530,000	5.25%, 07/27/15 (c)	4,552,605
2,750,000	7.63%, 07/27/15 (c)	2,763,722
2,000,000	New York City Industrial Development Agency, Bronx Parking Development Company, LLC Project (RB) 5.88%, 10/01/17 (c) (d)	585,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,059,020
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,026,220
380,000	5.25%, 12/01/16 (c)	391,035
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,981,899
815,000	5.00%, 01/01/17 (c)	833,174
1,000,000	5.00%, 01/01/17 (c)	1,032,050
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,135,740
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 09/01/16 (c)	1,511,055
800,000	5.00%, 09/01/16 (c)	818,272
45,000	New York Counties Tobacco Trust II (RB) 5.63%, 07/27/15 (c)	45,313
	New York Counties Tobacco Trust IV, Series A (RB)
360,000	5.00%, 07/09/15 (c)	311,400
115,000	5.00%, 07/13/15 (c)	97,431
	New York Dormitory Authority, Pace University, Series A (RB)
1,020,000	4.00%, 05/01/22	1,067,185
140,000	5.00%, 05/01/23 (c)	153,625
115,000	5.00%, 05/01/23	126,846
	New York Dormitory Authority, Yeshiva University (RB)
1,555,000	4.00%, 09/01/19 (c)	1,577,159
100,000	5.00%, 09/01/17	106,016
2,070,000	5.00%, 09/01/19 (c)	2,185,237
100,000	5.00%, 09/01/19 (c)	101,023
75,000	New York Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	74,462
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,591,250
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
13,500,000	5.00%, 11/15/24 (c)	13,608,675
1,000,000	5.38%, 11/15/24 (c)	1,048,680
1,000,000	7.25%, 11/15/24 (c)	1,181,610
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,115,100
	New York State Dormitory Authority (RB) (FHA)
25,000	4.75%, 02/15/17 (c)	26,114
1,000,000	5.00%, 06/01/25 (c)	1,017,020
2,870,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 6.13%, 12/01/18 (c)	3,165,782
365,000	New York State Dormitory Authority, Pace University, Series A (RB) 5.00%, 05/01/19	397,500
	New York State Dormitory Authority, Yeshiva University (RB)
40,000	3.50%, 09/01/16	40,718
100,000	5.00%, 09/01/19 (c)	102,887
2,250,000	New York State Environmental Facilities Corp. (RB) 3.75%, 12/02/19 (p)	2,247,075
2,125,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	2,174,810
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
5,965,000	4.50%, 07/01/22 (c)	5,772,569
3,140,000	5.00%, 07/01/22 (c)	3,206,003
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
1,000,000	4.63%, 07/01/19 (c)	1,057,170
200,000	5.00%, 07/01/19	217,642
1,250,000	5.13%, 07/01/19 (c)	1,340,025
20,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	20,219
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
265,000	5.00%, 12/01/20	301,021
110,000	6.00%, 12/01/20 (c)	127,806
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	33,119
	Suffolk Tobacco Asset Securitization Corp. (RB)
65,000	5.38%, 06/01/18 (c)	63,961
10,000	6.00%, 06/01/18 (c)	8,835
5,500,000	6.63%, 06/01/22 (c)	5,419,370
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	1,013,360
705,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	710,929
50,000	Town of Oyster Bay, New York Public Improvement (GO) 3.00%, 08/15/17 (c)	50,501
1,100,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 06/01/16 (c)	1,118,678
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
5,570,000	5.00%, 06/01/16 (c)	5,057,226
5,720,000	5.13%, 06/01/16 (c)	4,940,536
950,000	Ulster County Industrial Development Agency (RB) 6.00%, 09/15/17 (c)	936,168
790,000	Westchester County Healthcare Corp. (RB) 6.13%, 11/01/20 (c)	901,414
	Westchester County Local Development Corp. (RB)
550,000	5.00%, 05/01/24 (c)	593,137
1,290,000	5.50%, 05/01/24 (c)	1,428,430
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,115,000	5.13%, 07/27/15 (c)	4,856,488
1,500,000	5.13%, 07/27/15 (c)	1,499,985
		143,096,497
North Carolina: 0.5%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 08/01/15 (c)	2,978,850
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	264,810
1,000,000	5.00%, 06/30/25 (c)	1,031,490
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	249,699
1,330,000	5.00%, 03/01/22 (c)	1,341,066
820,000	5.00%, 03/01/22 (c)	836,064
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,514,830
		8,216,809
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,306
640,000	5.00%, 12/01/21 (c)	671,757
		697,063
Ohio: 6.4%
102,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	996,731
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
12,110,000	5.13%, 06/01/17 (c)	10,042,823
2,170,000	5.38%, 06/01/17 (c)	1,826,294
7,800,000	5.75%, 06/01/17 (c)	6,189,300
20,045,000	5.88%, 06/01/17 (c)	16,096,335
13,505,000	5.88%, 06/01/17 (c)	11,129,065
4,965,000	6.00%, 06/01/17 (c)	4,022,146
310,000	6.50%, 06/01/17 (c)	267,629
540,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	454,799
75,500,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.91%, 06/01/17 (c) ^	3,796,895
90,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	94,248
650,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 07/24/15 (c)	654,524
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	278,165
40,000	5.25%, 01/01/19	44,496
635,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	700,322
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	1,879,020
	County of Hamilton, Ohio (RB)
65,000	5.00%, 06/01/20	74,629
4,000,000	5.25%, 06/01/22 (c)	4,551,360
1,500,000	5.25%, 06/01/22 (c)	1,714,710
5,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	6,111,215
	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
2,300,000	6.63%, 11/01/20 (c)	2,489,980
500,000	7.00%, 11/01/20 (c)	545,060
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	2,086,580
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	3,233,462
3,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	3,069,840
1,000,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	1,030,620
1,000,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,029,310
615,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	687,035
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	39,108
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 07/24/15 (c)	1,104,763
2,750,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 07/27/15 (c)	2,755,582
125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	129,119
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	251,278
245,000	5.00%, 12/01/24 (c)	248,631
70,000	5.50%, 12/01/24 (c)	72,842
3,400,000	5.75%, 12/01/22 (c)	3,631,778
2,850,000	6.00%, 12/01/22 (c)	3,069,763
1,000,000	State of Ohio, Portsmouth Bypass Project (RB) 5.00%, 06/30/25 (c)	1,067,570
40,000	Toledo-Lucas County Port Authority (SA) 5.38%, 07/27/15 (c)	40,214
		97,507,241
Oklahoma: 0.4%
2,010,254	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 07/27/15 (c)	2,016,285
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	994,150
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	277,629
1,000,000	6.00%, 01/01/22 (c)	1,036,990
1,000,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (p)	1,083,890
		5,408,944
Oregon: 0.1%
400,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	437,404
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c)	694,668
750,000	6.38%, 09/01/20 (c)	802,590
		1,934,662
Pennsylvania: 4.8%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,366,614
200,000	6.50%, 05/01/17	212,814
250,000	6.75%, 11/01/19 (c)	279,228
1,000,000	6.75%, 12/01/21 (c)	1,146,200
1,000,000	6.88%, 11/01/19 (c)	1,115,540
	Allentown Neighborhood Improvement Zone Development Authority (RB)
1,815,000	5.00%, 05/01/22 (c)	1,878,870
150,000	5.00%, 05/01/22 (c)	157,239
3,980,000	5.00%, 05/01/22 (c)	4,080,336
5,490,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	5,531,065
400,000	Cumberland County, Pennsylvania Municipal Authority (RB) 5.25%, 01/01/22 (c)	416,064
8,890,000	Delaware County, Pennsylvania Authority, Series A (RB) 5.00%, 12/15/16 (c)	9,055,887
	Delaware River Port Authority (RB)
2,445,000	5.00%, 01/01/23 (c)	2,731,358
2,715,000	5.00%, 01/01/23 (c)	3,052,013
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c) (d)	4,999,302
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,547,475
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,262,912
80,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.50%, 07/01/19 (c)	88,092
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
250,000	5.00%, 01/01/25 (c)	251,105
250,000	5.25%, 01/01/25 (c)	245,933
940,000	5.38%, 01/01/25 (c)	932,659
1,250,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 6.00%, 07/01/25 (c)	1,223,575
85,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 12/01/15 (c)	85,960
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,190,000	4.13%, 06/30/26 (c)	1,142,436
450,000	5.00%, 12/31/24	514,148
3,380,000	5.00%, 06/30/26 (c)	3,559,985
1,135,000	5.00%, 06/30/26 (c)	1,266,354
1,000,000	5.00%, 06/30/26 (c)	1,066,660
500,000	5.00%, 06/30/26 (c)	522,210
1,000,000	5.00%, 06/30/26	1,119,540
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 07/27/15 (c)	1,802,826
2,170,000	Pennsylvania Higher Educational Facilities Authority (RB) 6.00%, 07/01/20 (c)	2,276,699
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	373,226
1,000,000	7.25%, 06/15/24 (c)	1,130,340
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	489,880
500,000	6.50%, 06/01/25 (c)	489,315
500,000	6.63%, 06/01/25 (c)	488,975
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,298,483
	Philadelphia Gas Works Co. (RB) (AMBAC)
345,000	5.00%, 10/01/17 (c)	363,947
135,000	5.00%, 10/01/17 (c)	142,970
150,000	5.00%, 10/01/17	163,098
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	884,242
2,055,000	5.50%, 07/01/17 (c)	2,102,203
1,455,000	5.63%, 07/01/22 (c)	1,541,427
4,175,000	5.63%, 07/01/22 (c)	4,375,233
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	709,761
1,500,000	5.00%, 01/01/23	1,671,225
		72,155,424
Puerto Rico: 2.7%
450,000	Children’s Trust Fund (RB) 5.63%, 07/27/15 (c)	451,544
25,000	Commonwealth of Puerto Rico, Public Improvement (GO) 5.25%, 07/01/18	17,188
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
65,000	4.00%, 07/01/20	41,031
420,000	4.50%, 07/01/22 (c)	260,404
110,000	4.75%, 07/01/22 (c)	67,513
110,000	5.00%, 07/27/15 (c)	70,401
160,000	5.00%, 07/27/15 (c)	100,400
20,000	5.00%, 07/01/16 (c)	12,975
125,000	5.00%, 07/01/17 (c)	81,069
140,000	5.00%, 07/01/18 (c)	91,000
275,000	5.00%, 07/01/22	178,406
330,000	5.13%, 07/27/15 (c)	205,425
20,000	5.25%, 07/27/15 (c)	13,025
250,000	5.25%, 07/27/15 (c)	163,125
85,000	5.25%, 07/01/16 (c)	55,356
90,000	5.25%, 07/01/16	69,404
70,000	5.25%, 07/01/18 (c)	44,626
100,000	5.25%, 07/01/22 (c)	64,625
100,000	5.50%, 07/01/16	88,072
220,000	5.50%, 07/01/17	158,675
650,000	5.50%, 07/01/18	442,000
65,000	5.50%, 07/01/18 (c)	41,031
100,000	5.50%, 07/01/19	65,625
450,000	6.50%, 07/01/21 (c)	292,500
5,960,000	8.00%, 07/01/20 (c)	4,127,300
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
45,000	5.00%, 07/01/16 (c)	27,675
840,000	5.75%, 07/01/19 (c)	527,100
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO) 6.00%, 07/01/19 (c)	19,050
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
100,000	4.25%, 07/01/16 (c)	64,125
50,000	4.50%, 07/01/16 (c)	32,063
10,000	5.00%, 07/01/16 (c)	6,538
	Commonwealth of Puerto Rico, Public Improvement, Series E (GO)
270,000	5.38%, 07/01/21 (c)	169,763
355,000	5.50%, 07/01/21 (c)	223,650
85,000	5.63%, 07/01/16 (c)	53,869
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
30,000	5.25%, 07/01/22 (c)	21,675
2,455,000	6.00%, 07/01/22 (c)	1,730,800
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
1,040,000	5.00%, 07/01/22 (c)	725,400
1,740,000	5.25%, 07/01/22 (c)	1,196,267
700,000	5.75%, 07/01/22 (c)	493,500
1,765,000	6.00%, 07/01/18 (c)	1,244,340
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 07/27/15 (c) ^	1,049,100
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	402,500
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c)	754,500
	Puerto Rico Commonwealth Public Improvement, Series A (GO)
100,000	5.75%, 07/01/21 (c)	62,750
305,000	6.00%, 07/01/21 (c)	193,675
655,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/22 (c)	399,550
460,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	220,846
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
115,000	4.13%, 07/01/16 (c)	76,788
235,000	4.25%, 07/01/16 (c)	155,126
25,000	4.50%, 07/01/16 (c)	18,563
220,000	4.75%, 07/01/16 (c)	147,440
65,000	5.00%, 07/01/16 (c)	43,726
200,000	5.00%, 07/01/16 (c)	133,530
285,000	5.00%, 07/01/16 (c)	189,562
500,000	5.00%, 07/01/16 (c)	331,310
	Puerto Rico Electric Power Authority, Series A (RB)
890,000	4.80%, 07/01/22 (c)	522,875
350,000	7.00%, 07/01/23 (c)	205,625
	Puerto Rico Electric Power Authority, Series AAA (RB)
120,000	5.25%, 07/01/20 (c)	141,000
325,000	5.25%, 07/01/20 (c)	191,750
	Puerto Rico Electric Power Authority, Series CCC (RB)
25,000	4.80%, 07/01/20 (c)	14,688
40,000	5.00%, 07/27/15 (c)	23,500
125,000	5.00%, 07/01/20 (c)	73,438
	Puerto Rico Electric Power Authority, Series DDD (RB)
165,000	5.00%, 07/01/20 (c)	96,938
975,000	5.00%, 07/01/20 (c)	575,250
525,000	5.00%, 07/01/20	309,750
	Puerto Rico Electric Power Authority, Series TT (RB)
100,000	4.20%, 07/01/17 (c)	59,000
1,060,000	5.00%, 07/01/17 (c)	622,751
375,000	5.00%, 07/01/17	221,258
260,000	5.00%, 07/01/17 (c)	153,400
60,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	35,250
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	49,938
45,000	5.50%, 07/01/18 (c)	26,550
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	295,000
190,000	4.25%, 07/01/20	112,100
500,000	5.00%, 07/01/16	295,000
25,000	5.00%, 07/01/17	14,751
385,000	5.00%, 07/01/18	227,150
675,000	5.25%, 07/01/20 (c)	396,563
50,000	5.25%, 07/01/20	29,500
25,000	5.25%, 07/01/20 (c)	14,688
290,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	116,073
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 07/27/15 (c)	358,225
340,000	5.00%, 01/01/16 (c)	136,850
390,000	5.25%, 07/27/15 (c)	287,032
845,000	5.75%, 07/27/15 (c)	587,351
175,000	Puerto Rico Highways and Transportation Authority, Series G (RB) 5.00%, 07/27/15 (c)	70,438
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
200,000	5.00%, 07/27/15 (c)	128,502
50,000	5.00%, 07/27/15 (c)	32,625
280,000	5.00%, 07/27/15 (c)	185,500
185,000	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC) 5.00%, 07/27/15 (c)	132,504
	Puerto Rico Highways and Transportation Authority, Series K (RB)
50,000	5.00%, 07/27/15 (c)	21,626
400,000	5.00%, 07/27/15 (c)	161,000
155,000	5.00%, 07/27/15 (c)	69,876
500,000	5.00%, 07/27/15 (c)	255,275
115,000	5.00%, 07/27/15 (c)	55,281
2,720.000	Puerto Rico Highways and Transportation Authority, Series M (RB) 5.00%, 07/01/17 (c)	1,094,802
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21	158,813
1,055,000	5.50%, 07/01/22	424,638
2,000,000	5.50%, 07/01/24	805,000
1,500,000	5.50%, 07/01/25	603,750
1,500,000	5.50%, 07/01/26	603,750
50,000	21.06%, 07/01/20 ^	17,384
	Puerto Rico Infrastructure Financing Authority (RB) (FGIC)
125,000	4.00%, 07/01/18	82,530
345,000	4.00%, 12/15/21	187,163
100,000	4.63%, 12/15/21 (c)	51,250
290,000	5.00%, 07/27/15 (c)	72,938
55,000	5.00%, 07/01/16 (c)	16,090
1,065,000	5.00%, 07/01/16 (c)	351,525
265,000	5.00%, 07/01/16 (c)	84,153
100,000	5.00%, 12/15/21 (c)	50,250
1,000,000	5.00%, 12/15/21 (c)	542,500
860,000	5.25%, 12/15/21 (c)	423,550
100,000	5.50%, 07/01/19	64,105
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
250,000	5.00%, 07/01/17 (c)	139,375
110,000	5.00%, 07/01/20	69,438
1,500,000	5.50%, 07/01/17 (c) (p)	1,493,865
180,000	5.63%, 07/01/19 (c)	102,600
40,000	7.00%, 07/27/15 (c)	26,150
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
325,000	5.25%, 07/23/15 (c)	182,000
35,000	5.25%, 07/23/15 (c)	20,478
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
705,000	5.00%, 07/27/15 (c)	393,038
1,570,000	5.25%, 07/27/15 (c)	887,050
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
1,485,000	5.00%, 07/01/17 (c)	831,600
25,000	5.50%, 07/01/17 (c)	17,880
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	6.00%, 07/01/19 (c)	22,531
20,000	6.00%, 07/01/19	13,523
1,165,000	6.75%, 07/01/19 (c)	699,000
745,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.50%, 07/27/15 (c)	423,719
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 07/01/16 (c)	103,148
505,000	5.75%, 07/01/16 (c)	311,262
1,655,000	6.00%, 07/01/21 (c)	968,175
200,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.25%, 07/01/22 (c)	111,500
1,865,000	Puerto Rico Public Financing Corp., Series B (RB) 5.50%, 08/01/21 (c) (d)	247,113
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c)	284,700
125,000	5.25%, 08/01/21 (c)	75,938
190,000	5.50%, 08/01/19 (c)	74,100
500,000	5.50%, 02/01/20 (c)	195,000
855,000	6.00%, 08/01/19 (c)	337,725
265,000	6.00%, 08/01/20 (c)	104,675
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,520,000	5.00%, 08/01/21 (c)	904,400
150,000	5.25%, 08/01/20 (c)	58,500
680,000	7.89%, 08/01/34 ^	132,682
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
150,000	5.00%, 08/01/19 (c)	58,500
100,000	8.69%, 08/01/35 ^	10,686
50,000	8.70%, 08/01/34 ^	5,838
	University of Puerto Rico, Series P (RB)
90,000	5.00%, 06/01/16 (c)	44,333
785,000	5.00%, 06/01/16 (c)	398,226
500,000	5.00%, 06/01/16 (c)	246,330
		40,852,641
Rhode Island: 0.4%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,389,400
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	1,932,960
1,000,000	5.00%, 06/01/25 (c)	1,009,980
200,000	6.46%, 06/01/17 (c) ^	18,406
30,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	33,842
		6,384,588
South Carolina: 1.4%
75,000	South Carolina Jobs Economic Development Authority, Series A (RB) 5.00%, 08/01/23 (c)	81,744
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,520,138
3,100,000	5.63%, 05/01/17 (c)	3,118,290
9,685,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	8,850,831
600,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	668,964
4,370,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	4,847,510
		21,087,477
South Dakota: 0.4%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,175,000	5.00%, 11/15/16 (c)	5,189,852
1,250,000	5.00%, 11/15/16 (c)	1,274,112
		6,463,964
Tennessee: 1.2%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	530,900
5,000,000	5.00%, 10/01/24 (c)	5,270,050
975,000	5.00%, 10/01/24 (c)	1,052,961
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	117,657
	Johnson City Health & Educational Facilities Board (RB)
100,000	5.38%, 07/01/20 (c)	111,578
185,000	5.50%, 07/01/16 (c)	191,236
180,000	5.63%, 07/01/20 (c)	200,444
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,030,200
2,500,000	5.38%, 12/01/22 (c)	2,547,500
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,149,896
3,000,000	5.50%, 09/01/23 (c)	2,999,820
1,000,000	5.63%, 09/01/16 (c)	1,026,720
990,000	Sullivan County Health Educational & Housing Facilities Board (RB) 5.00%, 09/01/16 (c)	1,037,362
395,000	Sullivan County, Tennessee Health, Educational and Housing Facilities Board, Series C (RB) 5.25%, 09/01/16 (c)	410,476
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	81,456
		18,758,256
Texas: 8.3%
5,000	Beaumont, Texas Independent School District (GO) (AGO) 5.00%, 02/15/17 (c)	5,245
2,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	2,528,725
10,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 6.00%, 01/01/21 (c)	11,704
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,205,000	5.00%, 01/01/23 (c)	1,284,711
1,260,000	5.00%, 01/01/23 (c)	1,368,612
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
350,000	5.00%, 01/01/23 (c)	368,333
400,000	5.00%, 01/01/23 (c)	427,784
2,255,000	6.25%, 01/01/21 (c)	2,632,825
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,885,000	4.75%, 07/01/24	8,384,751
1,150,000	5.00%, 07/01/24 (c)	1,200,335
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
1,000,000	5.00%, 07/15/25 (c)	1,030,800
2,500,000	5.00%, 07/15/25 (c)	2,601,300
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,075,060
2,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	3,063,502
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	634,514
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	85,659
3,100,000	5.00%, 07/01/22 (c)	2,977,767
2,500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,604,800
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	985,180
2,050,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,383,391
340,000	IAH Public Facility Corp. (RB) 6.13%, 07/24/15 (c)	119,000
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	672,037
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	276,135
865,000	5.00%, 11/01/22 (c)	951,941
280,000	5.00%, 11/01/22	321,880
1,035,000	5.25%, 11/01/20 (c)	1,119,415
2,900,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	2,909,541
	New Hope Cultural Education Facilities Corp., Series A (RB)
1,500,000	5.00%, 04/01/24 (c)	1,528,395
500,000	5.00%, 07/01/25 (c)	512,945
650,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	713,004
4,500,000	North Texas Tollway Authority, Series A (RB) 5.00%, 01/01/25 (c)	4,979,835
2,930,000	North Texas Tollway Authority, Series F (RB) 5.75%, 01/01/18 (c)	3,276,326
150,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	159,380
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 07/27/15 (c)	2,003,320
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 07/27/15 (c)	2,070,691
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	952,750
2,715,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	3,131,752
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
50,000	4.75%, 07/27/15 (c)	50,056
500,000	5.00%, 07/27/15 (c)	501,160
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	10,714,770
215,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 07/27/15 (c)	213,916
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,052,047
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	110,059
40,000	5.25%, 12/15/25	46,188
495,000	5.25%, 12/15/26	570,087
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,540,000	5.00%, 12/15/22 (c)	1,665,849
60,000	5.00%, 12/15/22 (c)	64,623
125,000	5.00%, 12/15/22 (c)	134,465
2,600,000	5.00%, 12/15/22 (c)	2,824,666
2,240,000	5.00%, 12/15/22 (c)	2,527,549
1,570,000	5.00%, 12/15/22 (c)	1,743,108
1,000,000	5.00%, 12/15/22 (c)	1,102,010
	Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series A (RB)
25,000	5.00%, 12/15/16	26,244
95,000	5.25%, 12/15/18	104,660
45,000	5.25%, 12/15/22	51,834
100,000	5.25%, 12/15/23	115,725
450,000	5.63%, 12/15/17	476,379
510,000	Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/22 (c)	570,828
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
5,000	5.00%, 12/15/18	5,547
500,000	5.00%, 12/15/21	575,615
1,615,000	5.00%, 12/15/22	1,853,293
11,660,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	14,023,948
1,750,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	2,088,012
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5,000,000	5.00%, 08/15/24 (c)	5,360,050
4,000,000	5.00%, 08/15/24 (c)	4,322,600
500,000	5.00%, 08/15/24 (c)	544,290
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	964,190
1,000,000	6.25%, 09/01/25 (c)	960,860
1,000,000	6.38%, 09/01/25 (c)	958,730
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
705,000	6.00%, 01/01/21 (c)	755,513
2,950,000	7.00%, 01/01/21 (c)	3,213,169
2,480,000	7.13%, 01/01/21 (c)	2,666,074
	Tyler Health Facilities Development Corp. (RB)
80,000	5.25%, 11/01/17 (c)	82,082
850,000	5.25%, 11/01/17 (c)	883,396
450,000	5.38%, 11/01/17 (c)	462,416
		125,739,353
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,121,670
Virgin Islands: 1.2%
	Virgin Islands Public Finance Authority, Series A (RB)
1,450,000	5.00%, 10/01/20	1,591,288
440,000	5.00%, 10/01/20 (c)	482,830
4,650,000	5.00%, 10/01/22 (c)	5,034,276
1,000,000	6.75%, 10/01/19 (c)	1,145,220
25,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	26,968
	Virgin Islands Public Finance Authority, Series B (RB)
170,000	5.00%, 10/01/19 (c)	187,342
1,000,000	5.00%, 10/01/19	1,104,490
1,260,000	5.25%, 10/01/20 (c)	1,394,429
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	5.00%, 10/01/19 (c)	275,555
4,250,000	5.00%, 10/01/24 (c)	4,523,997
	Virgin Islands Water and Power Authority, Series B (RB)
1,070,000	5.00%, 07/01/17 (c)	1,079,812
1,125,000	5.00%, 07/01/17 (c)	1,136,756
		17,982,963
Virginia: 2.9%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	621,696
1,500,000	5.00%, 01/01/23 (c)	1,532,505
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,739,307
250,000	6.35%, 11/01/24 (c)	247,998
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	200,592
500,000	5.40%, 03/01/25 (c)	506,690
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	657,462
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	2,910,105
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	995,850
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	439,469
1,000,000	5.00%, 12/01/23 (c)	1,016,270
2,000,000	5.00%, 12/01/23 (c)	2,025,680
1,520,000	5.13%, 10/01/17 (c)	1,574,629
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,644,575
1,000,000	6.88%, 03/01/21 (c)	1,142,830
	Hanover County, Virginia Economic Development Authority, Series A (RB)
570,000	4.00%, 07/01/22	572,747
1,500,000	5.00%, 07/01/22 (c)	1,506,015
1,500,000	5.00%, 07/01/22 (c)	1,509,510
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	951,350
	Route 460 Funding Corp., Series A (RB)
5,000,000	5.00%, 07/01/23 (c)	5,294,150
2,750,000	5.13%, 07/01/23 (c)	2,950,117
355,000	Stafford County Economic Development Authority (RB) 5.25%, 06/15/16 (c)	364,021
6,400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	4,425,088
1,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	980,180
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	310,770
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,045,000	5.50%, 07/01/22 (c)	2,215,594
3,000,000	6.00%, 07/01/22 (c)	3,424,830
2,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	2,862,915
		44,622,945
Washington: 1.3%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,044,570
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	973,080
500,000	5.75%, 12/01/25 (c)	487,540
500,000	6.00%, 12/01/25 (c)	485,675
250,000	6.25%, 12/01/25 (c)	243,350
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,017,624
100,000	Washington Health Care Facilities Authority, Central Washington Health Services (RB) 7.00%, 07/01/19 (c)	121,678
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	3,168,270
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
1,100,000	5.25%, 01/01/17	1,109,284
5,800,000	5.63%, 01/01/17 (c)	5,438,602
2,850,000	5.63%, 01/01/17 (c)	2,859,547
		18,949,220
West Virginia: 0.9%
1,250,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	1,291,212
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d)	4,221,635
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,174,980
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,059,360
1,500,000	6.50%, 10/01/18 (c)	1,582,710
2,005,000	6.75%, 10/01/18 (c)	2,077,100
		13,406,997
Wisconsin: 1.0%
2,160,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	2,309,083
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	505,430
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB) 5.00%, 11/15/24	1,044,290
2,500,000	Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/25 (c)	2,426,400
2,980,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	3,067,463
1,750,000	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,803,725
1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	1,038,710
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.25%, 08/15/16 (c)	463,964
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	2,878,775
		15,537,840
Total Municipal Bonds (Cost: $1,487,051,359)		1,496,207,160

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $6,229,416)
6,229,416	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	6,229,416
Total Investments: 99.1% (Cost: $1,493,280,775)		1,502,436,576
Other assets less liabilities: 0.9%		13,909,169
NET ASSETS: 100.0%		$1,516,345,745

ACA	Credit Agricole SA
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
*	Non-income producing
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
§	Illiquid Security — the aggregate value of illiquid securities is $1,487,500 which represents 0.1% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.5%	$127,575,079
Health Care	29.2	439,380,283
Housing	0.2	2,595,859
Industrial Revenue	35.7	536,070,756
Leasing	1.6	23,461,668
Local	1.7	26,225,519
Power	2.0	29,339,717
Solid Waste/Resource Recovery	0.5	7,930,546
Special Tax	6.8	101,655,142
State	1.2	18,527,585
Transportation	9.9	148,285,232
Water & Sewer	2.3	35,159,774
Money Market Fund	0.4	6,229,416
	100.0%	$1,502,436,576

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,496,207,160	$—	$1,496,207,160
Money Market Fund	6,229,416	—	—	6,229,416
Total	$6,229,416	$1,496,207,160	$—	$1,502,436,576

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 0.7%
	Alabama Federal Aid Highway Finance Authority (RB)
$100,000	5.00%, 09/01/21	$117,447
100,000	5.00%, 09/01/22 (c)	114,300
	Alabama Public School & College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	591,785
2,785,000	5.00%, 07/01/24 (c)	3,315,682
1,500,000	5.00%, 07/01/24 (c)	1,807,005
350,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/21	411,765
35,000	Birmingham Airport Authority (RB) (AGM) 5.25%, 07/01/20 (c)	39,040
95,000	Birmingham Water Works Board, Series A (RB) 5.00%, 01/01/21 (c)	108,589
50,000	City of Huntsville, Alabama, Series A (GO) 5.00%, 09/01/21 (c)	57,274
640,000	Shelby County, Alabama Board of Education (RB) 4.25%, 02/01/21 (c)	677,216
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,096,209
		8,336,312
Alaska: 0.0%
70,000	Alaska Housing Finance Corp. (RB) 5.00%, 12/01/20 (c)	81,203
300,000	City of Valdez, Alaska BP Pipelines, Inc. Project, Series B (RB) 5.00%, 01/01/21	339,966
		421,169
Arizona: 2.3%
1,990,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,137,320
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	355,866
	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,058,730
1,275,000	5.00%, 07/01/22 (c)	1,464,656
310,000	5.25%, 07/01/21 (c)	363,022
1,310,000	Arizona Sports & Tourism Authority, Series A (RB) 5.00%, 07/01/22 (c)	1,409,599
215,000	Arizona Sports and Tourism Authority, Series A (RB) 5.00%, 07/01/22 (c)	227,719
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	569,695
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	584,265
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
680,000	5.00%, 07/01/21 (c)	795,566
1,200,000	5.00%, 07/01/21 (c)	1,402,476
2,000,000	5.00%, 07/01/22 (c)	2,331,820
60,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/22 (c)	72,121
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,143,331
740,000	3.25%, 07/01/24 (c)	731,816
625,000	4.00%, 07/01/24 (c)	682,194
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,356,187
950,000	5.00%, 07/01/21 (c)	1,117,247
1,020,000	5.00%, 07/01/24 (c)	1,225,142
100,000	5.00%, 07/01/24 (c)	117,404
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	294,276
1,500,000	4.00%, 07/01/24 (c)	1,692,660
1,045,000	City of Phoenix, Series A (GO) 4.00%, 07/01/22 (c)	1,141,056
5,000	Regional Transportation Authority of Pima County, Arizona (RB) 5.00%, 06/01/21 (c)	5,791
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
300,000	5.00%, 12/01/21 (c)	356,130
1,000,000	5.00%, 12/01/21 (c)	1,177,960
660,000	5.00%, 12/01/21 (c)	779,170
1,000,000	5.00%, 12/01/21 (c)	1,161,830
275,000	5.00%, 06/01/22 (c)	316,192
		26,071,241
Arkansas: 0.8%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	879,694
220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	233,224
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,029,002
125,000	5.00%, 10/01/23	152,351
3,425,000	5.00%, 10/01/24 (c)	4,162,368
		8,456,639
California: 14.7%
265,000	Alameda Corridor Transportation Authority, Senior Lien (RB) 5.00%, 10/01/21	313,519
	Alameda County, California Joint Powers Authority, Series A (RB)
25,000	5.25%, 12/01/23 (c)	29,970
1,880,000	5.25%, 12/01/23 (c)	2,277,225
50,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/22 (c)	58,996
2,270,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 5.00%, 04/01/23 (c)	2,640,782
	California Health Facilities Financing Authority, Series A (RB)
100,000	5.00%, 11/15/22 (c)	110,370
1,175,000	5.00%, 03/01/23 (c)	1,377,370
25,000	5.00%, 07/01/23 (c)	29,576
1,000,000	5.00%, 10/01/24 (c)	1,162,520
105,000	5.25%, 03/01/21 (c)	123,210
150,000	California Infrastructure and Economic Development Bank (RB) 5.00%, 02/01/23 (c)	173,471
	California State Department of Veterans Affairs, Series A (RB)
595,000	3.50%, 06/01/21 (c)	626,380
100,000	3.88%, 06/01/21 (c)	104,803
	California State Public Works Board, Series A (RB)
55,000	4.00%, 03/01/23 (c)	58,931
100,000	5.00%, 10/01/21 (c)	115,102
500,000	5.00%, 04/01/22 (c)	579,175
350,000	5.00%, 03/01/23 (c)	408,965
150,000	5.00%, 03/01/23	180,537
75,000	5.00%, 09/01/24 (c)	89,329
50,000	5.00%, 09/01/24 (c)	59,154
500,000	5.00%, 09/01/24 (c)	602,695
20,000	California State Public Works Board, Series A-1 (RB) 5.13%, 03/01/20 (c)	23,020
	California State Public Works Board, Series B (RB)
1,000,000	5.00%, 10/01/24 (c)	1,184,540
650,000	5.00%, 10/01/24	795,931
	California State Public Works Board, Series C (RB)
210,000	4.00%, 06/01/22 (c)	223,396
60,000	5.00%, 06/01/21	71,077
75,000	5.25%, 10/01/24 (c)	89,948
675,000	5.25%, 10/01/24 (c)	826,038
	California State Public Works Board, Series D (RB)
165,000	5.00%, 12/01/21 (c)	190,021
225,000	5.00%, 09/01/24 (c)	271,213
50,000	5.25%, 12/01/21 (c)	59,539
	California State Public Works Board, Series E (RB)
1,000,000	5.00%, 06/01/23 (c)	1,164,230
1,500,000	5.00%, 06/01/23 (c)	1,734,885
350,000	5.00%, 06/01/23 (c)	414,537
50,000	5.00%, 06/01/23 (c)	58,597
	California State Public Works Board, Series G (RB)
50,000	5.00%, 12/01/21	60,216
505,000	5.00%, 12/01/21 (c)	608,177
1,370,000	5.00%, 12/01/21 (c)	1,649,905
1,250,000	5.00%, 11/01/22 (c)	1,421,987
125,000	5.00%, 11/01/22 (c)	149,223
1,655,000	5.00%, 09/01/23 (c)	1,932,014
	California State Public Works Board, Series I (RB)
150,000	4.00%, 11/01/23 (c)	165,362
90,000	5.00%, 11/01/23 (c)	107,991
1,750,000	5.00%, 11/01/23	2,123,205
1,195,000	California State University, Systemwide, Series A (RB) 4.00%, 11/01/22 (c)	1,272,998
	California State, Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	541,255
1,000,000	4.00%, 09/01/21	1,134,000
250,000	4.00%, 10/01/21	283,780
1,090,000	5.00%, 04/01/18 (c)	1,200,035
4,115,000	5.00%, 04/01/18 (c)	4,516,747
1,250,000	5.00%, 09/01/18 (c)	1,395,650
965,000	5.00%, 09/01/18 (c)	1,075,579
1,840,000	5.00%, 09/01/21	2,192,397
850,000	5.00%, 10/01/21	1,014,356
500,000	5.00%, 10/01/21	596,680
200,000	5.00%, 11/01/21	238,906
100,000	5.00%, 02/01/22 (c)	117,109
500,000	5.00%, 04/01/22 (c)	589,955
1,000,000	5.00%, 09/01/22 (c)	1,188,210
855,000	5.00%, 10/01/22	1,028,360
925,000	5.00%, 10/01/22	1,112,553
770,000	5.00%, 12/01/22	928,343
1,400,000	5.00%, 09/01/23 (c)	1,646,554
755,000	5.00%, 09/01/23 (c)	906,853
1,475,000	5.00%, 09/01/23	1,792,287
2,150,000	5.00%, 09/01/23 (c)	2,603,607
830,000	5.25%, 09/01/22	1,011,338
500,000	California Statewide Communities Development Authority, Series B (RB) 5.00%, 07/01/24 (c)	566,350
	Chabot-Las Positas Community College District (GO)
500,000	5.00%, 08/01/23 (c)	573,625
250,000	5.00%, 08/01/23 (c)	298,803
250,000	City and County of San Francisco, Series A (GO) 4.00%, 06/15/22 (c)	271,203
550,000	City and County of San Francisco, Series R1 (GO) 5.00%, 12/15/21 (c)	651,332
	City of Los Angeles Department of Water and Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,173,600
500,000	5.00%, 01/01/23 (c)	584,015
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	471,320
175,000	City of Los Angeles, California Department of Airports (RB) 5.00%, 05/15/22	207,995
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	710,166
1,750,000	City of Los Angeles, California, Series B (GO) 5.00%, 09/01/21	2,091,862
1,525,000	City of San Francisco, Public Utilities Commission Water Revenue (RB) 5.50%, 11/01/20 (c)	1,818,471
500,000	City of Torrance, Memorial Medical Center, Series A (RB) 4.75%, 09/01/20 (c)	539,410
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	492,179
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	70,261
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	245,246
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
70,000	5.00%, 06/01/20 (c)	81,178
1,000,000	5.00%, 06/01/24 (c)	1,185,480
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,132,191
1,750,000	5.00%, 06/01/29	2,207,065
675,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	664,983
	Golden State Tobacco Securitization Corp. (RB)
525,000	5.00%, 06/01/23 (c)	593,796
300,000	5.00%, 06/01/23 (c)	340,872
80,000	Golden State Tobacco Securitization Corp., Series A (RB) 5.00%, 06/01/22	94,672
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	58,843
535,000	5.00%, 08/01/23 (c)	645,504
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,089,800
2,100,000	5.00%, 08/01/24 (c)	2,463,069
1,500,000	5.00%, 08/01/24 (c)	1,769,790
1,555,000	5.00%, 08/01/24 (c)	1,875,952
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,352,769
880,000	Los Angeles Unified School District, Series A (GO) 2.00%, 07/01/22	885,667
20,000	Los Angeles, California Department of Airports (RB) 5.00%, 05/15/20 (c)	23,336
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	718,548
	Los Angeles, California Unified School District, Series A (CP)
320,000	5.00%, 10/01/21	376,144
750,000	5.00%, 10/01/22	887,767
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,618,597
550,000	5.00%, 07/01/24 (c)	652,399
500,000	5.00%, 07/01/24 (c)	582,305
2,400,000	5.00%, 07/01/24 (c)	2,828,064
1,100,000	5.00%, 07/01/24 (c)	1,288,606
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	30,425
340,000	Metropolitan Water District of Southern California, Series C (RB) 5.00%, 10/01/21 (c)	402,682
	Metropolitan Water District of Southern California, Series G (RB)
100,000	5.00%, 07/01/22 (c)	118,056
50,000	5.00%, 07/01/22 (c)	58,192
	Modesto Irrigation District Electric System (RB)
300,000	5.00%, 10/01/20 (c)	346,737
50,000	5.00%, 07/01/21 (c)	58,104
1,720,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	2,008,564
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	599,265
1,260,000	Rancho Cucamonga Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/22	1,496,225
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	209,769
	Regents of the University of California Medical Center Pooled Revenue (RB)
360,000	5.25%, 05/15/23 (c)	425,660
2,250,000	5.25%, 05/15/23 (c)	2,684,812
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	52,308
	Riverside County, California Transportation Commission (RB)
490,000	5.25%, 06/01/23 (c)	582,884
15,000	5.25%, 06/01/23 (c)	18,056
	Sacramento County, California Sanitation Districts Financing Authority (RB)
20,000	5.00%, 12/01/21 (c)	23,637
1,650,000	5.00%, 12/01/21 (c)	1,959,804
100,000	5.00%, 06/01/24 (c)	119,767
250,000	5.00%, 06/01/24 (c)	292,720
750,000	San Bernardino, California Community College District, Series A (GO) 5.00%, 08/01/23	907,357
500,000	San Bernardino, California Unified School District (GO) (AGM) 5.00%, 08/01/23 (c)	570,950
	San Diego, California Community College District (GO)
825,000	5.00%, 08/01/21 (c)	968,104
240,000	5.00%, 08/01/22 (c)	282,972
1,500,000	San Diego, California Regional Airport Authority (RB) 5.00%, 07/01/20 (c)	1,686,090
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	551,165
450,000	4.50%, 05/01/21 (c)	500,369
500,000	5.00%, 05/01/21 (c)	587,150
310,000	5.00%, 11/01/22 (c)	353,958
430,000	San Dieguito Union High School District (GO) 4.00%, 08/01/23 (c)	455,323
455,000	San Francisco Bay Area Rapid Transit District (RB) 5.00%, 07/01/22 (c)	531,749
710,000	San Francisco City and County International Airport (RB) 5.00%, 05/01/22 (c)	842,166
1,215,000	San Francisco City and County Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,309,345
	San Francisco Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,476,125
1,000,000	5.00%, 11/01/21 (c)	1,191,270
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	401,477
1,000,000	San Joaquin County Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,147,760
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	697,158
950,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	1,115,395
385,000	Santa Clara County, California Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	426,938
775,000	Southern California Public Power Authority (RB) 5.00%, 07/01/20 (c)	890,142
500,000	Southern California Public Power Authority, Windy Point Project (RB) 5.00%, 07/01/20 (c)	581,175
	State of California (GO)
300,000	3.00%, 02/01/22 (c)	317,796
700,000	3.00%, 12/01/22	744,989
500,000	3.25%, 04/01/23 (c)	510,890
310,000	3.38%, 09/01/22 (c)	312,424
1,085,000	3.50%, 09/01/22 (c)	1,098,573
855,000	4.00%, 09/01/22 (c)	941,731
500,000	4.00%, 05/01/23	567,900
700,000	5.00%, 09/01/18 (c)	778,869
190,000	5.00%, 09/01/18 (c)	210,497
265,000	5.00%, 12/01/21	316,853
140,000	5.00%, 02/01/22 (c)	163,124
1,085,000	5.00%, 02/01/22 (c)	1,287,233
500,000	5.00%, 02/01/22	597,235
250,000	5.00%, 09/01/22 (c)	299,775
765,000	5.00%, 10/01/22	920,111
1,900,000	5.00%, 04/01/23 (c)	2,233,374
250,000	5.00%, 09/01/23 (c)	302,745
695,000	5.00%, 09/01/23 (c)	822,956
1,500,000	5.00%, 10/01/23	1,824,450
250,000	5.00%, 11/01/23 (c)	296,880
1,425,000	5.00%, 12/01/23 (c)	1,728,083
1,000,000	5.00%, 12/01/23 (c)	1,205,090
210,000	5.00%, 12/01/23 (c)	243,403
200,000	5.00%, 12/01/23 (c)	239,678
1,000,000	5.00%, 12/01/23 (c)	1,189,240
2,350,000	5.00%, 12/01/23 (c)	2,737,045
1,780,000	5.00%, 05/01/24	2,174,217
3,750,000	5.00%, 10/01/24 (c)	4,435,350
1,000,000	5.00%, 10/01/24 (c)	1,211,620
1,750,000	5.00%, 10/01/24 (c)	2,120,335
660,000	5.00%, 03/01/25 (c)	799,055
50,000	5.25%, 09/01/21 (c)	60,039
375,000	State of California, Department of Water Resources Power Supply Revenue (RB) 5.00%, 05/01/20 (c)	441,206
2,320,000	State of California, Department of Water Resources, Series AS (RB) 5.00%, 12/01/24 (c)	2,773,978
	University of California (RB)
65,000	3.25%, 05/15/21 (c)	70,335
125,000	5.00%, 05/15/22 (c)	149,443
225,000	5.00%, 05/15/23	273,571
425,000	5.00%, 05/15/23 (c)	496,064
1,205,000	5.00%, 05/15/23 (c)	1,425,105
645,000	5.00%, 05/15/24 (c)	761,880
500,000	5.00%, 05/15/25 (c)	604,440
455,000	University of California, Series AF (RB) 5.00%, 05/15/23 (c)	545,245
2,500,000	University of California, Series AK (RB) 5.00%, 05/15/23 (p)	3,021,650
1,900,000	University of California, Series G (RB) 5.00%, 05/15/22 (c)	2,241,088
60,000	Ventura County Public Financing Authority (RB) 5.00%, 11/01/22 (c)	68,635
		165,543,924
Colorado: 0.6%
	Adams 12 Five Star Schools (GO) (SAW)
1,300,000	4.00%, 12/15/22 (c)	1,464,788
25,000	4.00%, 12/15/22	28,425
375,000	Board of Governors of Colorado State University System (RB) 5.00%, 03/01/29	458,573
	Colorado City and County School District No. 1, Series C (GO) (SAW)
900,000	5.00%, 12/01/21	1,071,945
375,000	5.00%, 12/01/23	455,396
	Colorado Higher Education, Series A (CP)
1,500,000	5.00%, 11/01/23	1,809,840
25,000	5.00%, 11/01/24	30,426
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	562,598
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	26,967
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,357
165,000	Joint School District No. 28J in Adams and Arapahoe Counties (GO) 5.00%, 12/01/23 (c)	198,680
	Regional Transportation District (RB)
175,000	5.00%, 11/01/22 (c)	211,523
50,000	5.00%, 11/01/27	60,809
500,000	University of Colorado Enterprise System, Series A (RB) 4.00%, 06/01/22	565,850
		6,993,177
Connecticut: 3.3%
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,129,410
1,245,000	5.00%, 07/01/24 (c)	1,414,332
125,000	5.00%, 07/01/24 (c)	145,256
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	515,882
1,000,000	5.00%, 10/01/23 (c)	1,153,860
	State of Connecticut (GO)
500,000	4.00%, 09/01/24 (c)	540,685
620,000	5.00%, 11/01/21 (c)	710,160
1,000,000	5.00%, 04/15/22 (c)	1,139,960
2,500,000	5.00%, 04/15/22 (c)	2,861,425
795,000	5.00%, 10/15/22 (c)	930,229
1,215,000	5.00%, 07/15/23 (c)	1,417,370
2,500,000	5.00%, 08/15/23 (c)	2,948,050
55,000	5.00%, 10/15/23 (c)	64,817
1,360,000	5.00%, 12/15/23	1,618,454
2,500,000	5.00%, 03/01/24 (c)	2,922,750
125,000	5.00%, 03/01/24 (c)	142,554
2,020,000	5.00%, 11/15/24 (c)	2,366,390
290,000	5.00%, 06/15/25 (c)	332,778
1,000,000	5.00%, 06/15/25	1,198,880
440,000	State of Connecticut (RB)
	5.00%, 10/01/23 (c)	505,287
1,650,000	State of Connecticut, Series A (GO) 5.00%, 10/15/23 (c)	1,924,609
	State of Connecticut, Series B (GO)
5,000	5.00%, 05/15/21 (c)	5,820
405,000	5.00%, 04/15/22 (c)	471,926
2,500,000	5.00%, 03/01/23 (c)	2,906,225
960,000	State of Connecticut, Series D (GO) 5.00%, 11/01/21 (c)	1,123,805
	State of Connecticut, Series E (GO)
1,000,000	5.00%, 09/15/22 (c)	1,168,310
225,000	5.00%, 08/15/23 (c)	264,609
480,000	State of Connecticut, Series G (GO) 5.00%, 10/15/22 (c)	564,077
1,000,000	University of Connecticut (RB) 5.00%, 08/15/23 (c)	1,167,350
	University of Connecticut, Series A (RB)
65,000	5.00%, 02/15/21 (c)	73,412
500,000	5.00%, 02/15/23 (c)	586,785
2,000,000	5.00%, 02/15/25 (c)	2,343,800
		36,659,257
Delaware: 0.3%
	State of Delaware (GO)
325,000	5.00%, 07/01/20 (c)	377,263
100,000	5.00%, 03/01/22	120,299
750,000	5.00%, 07/01/23	919,290
500,000	5.00%, 08/01/23 (c)	610,655
1,000,000	5.00%, 07/01/24 (c)	1,210,010
		3,237,517
District of Columbia: 0.4%
25,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	28,891
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
60,000	5.00%, 12/01/21	71,503
395,000	5.00%, 12/01/22 (c)	462,126
100,000	5.00%, 12/01/22 (c)	114,826
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,441,137
250,000	District of Columbia, Provident Group-Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	249,983
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/23	241,152
1,000,000	5.00%, 06/01/23 (c)	1,171,160
50,000	District of Columbia, Water and Sewer Authority (RB) 5.00%, 10/01/22	59,440
90,000	Metropolitan Washington Airports Authority, Series A (RB) 5.00%, 10/01/20 (c)	104,214
		3,944,432
Florida: 4.1%
25,000	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB) 5.00%, 10/01/22 (c)	29,903
1,000,000	Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/21	1,158,720
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax, Series A (RB) 5.00%, 10/01/25	1,445,653
	City of Jacksonville, Florida (RB)
120,000	5.00%, 10/01/22	141,521
390,000	5.00%, 10/01/22 (c)	452,677
50,000	5.00%, 10/01/22 (c)	58,535
	City of Jacksonville, Florida, Series A (RB)
500,000	5.00%, 10/01/22 (c)	570,860
1,225,000	5.00%, 10/01/22 (c)	1,384,201
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	289,115
100,000	5.00%, 10/01/22 (c)	116,640
1,740,000	5.00%, 10/01/22 (c)	2,047,023
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	875,700
2,420,000	5.25%, 05/01/24 (c)	2,849,986
330,000	City of Tampa, Florida Water & Wastewater System Revenue (RB) 5.00%, 10/01/21 (c)	387,899
1,400,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 4.00%, 07/01/24 (c)	1,435,854
	County of Miami-Dade, Florida Aviation Revenue (RB)
70,000	4.00%, 10/01/22 (c)	77,176
25,000	5.50%, 10/01/20 (c)	29,359
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	25,238
	County of Miami-Dade, Florida, Series A (RB)
65,000	5.00%, 10/01/22 (c)	73,581
1,440,000	5.00%, 10/01/22	1,683,734
	County of Orange, Florida Sales Tax Revenue (RB)
265,000	5.00%, 01/01/21	311,627
155,000	5.00%, 01/01/22	184,363
50,000	5.00%, 01/01/22 (c)	56,440
75,000	5.00%, 01/01/24	90,970
50,000	County of Palm Beach (RB) 5.00%, 06/01/22 (c)	59,240
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	595,200
50,000	Florida Department of Management Services (CP) 5.00%, 08/01/25	60,693
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	568,180
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,226,090
1,000,000	4.00%, 06/01/21 (c)	1,081,340
570,000	4.00%, 06/01/22 (c)	610,726
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/21 (c)	587,145
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	872,610
	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,183,420
1,300,000	5.00%, 07/01/21 (c)	1,542,463
100,000	Florida State, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/21 (c)	117,728
700,000	Jacksonville, Florida Transportation Refunding, Series A (RB) 5.00%, 10/01/22 (c)	811,503
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB) 5.00%, 10/01/22	416,077
1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	1,766,025
250,000	Jacksonville, Florida, Series B-1 (RB) 5.00%, 10/01/21	294,338
95,000	JEA Electric System Revenue, Series A (RB) 5.00%, 10/01/23 (c)	111,274
	JEA Water and Sewer System Revenue, Series A (RB)
250,000	5.00%, 04/01/21 (c)	284,743
65,000	5.00%, 10/01/22 (c)	77,604
800,000	Lee County, Florida School Board, Series B (CP) 5.00%, 08/01/21	935,312
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	365,033
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	323,706
200,000	4.00%, 08/01/22 (c)	213,044
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,365,000	5.00%, 10/01/21 (c)	1,596,722
500,000	5.00%, 10/01/21 (c)	586,140
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
500,000	5.00%, 10/01/22 (c)	559,505
1,565,000	5.00%, 10/01/22 (c)	1,802,129
	Orange County Expressway Authority (RB) (AGM)
250,000	3.00%, 07/01/22 (c)	257,238
1,550,000	5.00%, 07/01/22 (c)	1,817,933
200,000	Orange County Health Facilities Authority (RB) 5.13%, 10/01/19 (c)	224,712
	Orlando Utilities Commission (RB)
200,000	5.00%, 10/01/22	238,782
70,000	5.00%, 10/01/22	83,574
1,065,000	5.00%, 10/01/24	1,297,213
100,000	Orlando-Orange County Expressway Authority (RB) 5.00%, 07/01/22	118,127
	Palm Beach County Solid Waste Authority (RB)
50,000	5.00%, 10/01/21 (c)	59,733
130,000	5.00%, 10/01/21 (c)	155,726
145,000	5.00%, 10/01/21 (c)	172,757
220,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/23	258,982
	School Board of Miami-Dade County, Series B (CP) (AGM)
545,000	5.00%, 05/01/25 (c)	630,952
65,000	5.63%, 05/01/21 (c)	75,945
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	509,600
	State of Florida (GO)
35,000	3.00%, 06/01/22 (c)	34,050
610,000	3.00%, 06/01/24 (c)	587,570
650,000	3.00%, 06/01/24 (c)	649,980
215,000	4.00%, 06/01/21 (c)	229,601
50,000	5.00%, 06/01/20 (c)	58,858
480,000	5.00%, 06/01/20 (c)	558,106
690,000	5.00%, 06/01/21 (c)	790,954
475,000	5.00%, 07/01/21 (c)	555,436
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	28,981
85,000	State of Florida, Lottery Revenue (RB) 5.00%, 07/01/21 (c)	99,756
800,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	889,368
1,020,000	Tampa, Florida Hillsborough County Expressway Authority (RB) 5.00%, 07/01/22 (c)	1,162,045
50,000	Tohopekaliga Water Authority (RB) 5.75%, 10/01/21 (c)	61,132
		46,031,876
Georgia: 1.3%
750,000	City of Atlanta (GO) 4.50%, 12/01/24 (c)	859,912
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,761,360
275,000	Georgia Housing and Finance Authority (RB) 3.00%, 06/01/24 (c)	264,113
	Georgia State, Series C (GO)
335,000	5.00%, 07/01/21 (c)	393,977
1,750,000	5.00%, 07/01/21 (c)	2,067,765
500,000	5.00%, 10/01/21	598,945
500,000	Georgia State, Series J (GO) 4.50%, 11/01/21 (c)	581,240
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	612,585
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	310,145
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	593,195
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,176,910
1,695,000	5.00%, 01/01/23	2,015,118
	State of Georgia (GO)
65,000	3.00%, 07/01/22 (c)	65,120
1,000,000	3.00%, 02/01/24 (c)	1,002,230
40,000	4.00%, 11/01/21 (c)	43,373
145,000	5.00%, 07/01/21	173,034
1,950,000	5.00%, 07/01/22 (c)	2,328,300
		14,847,322
Guam: 0.2%
1,080,000	Guam Power Authority, Series A (RB) (AGM) 5.00%, 10/01/21	1,260,274
1,165,000	Territory of Guam (RB) 5.00%, 01/01/22 (c)	1,274,533
		2,534,807
Hawaii: 2.4%
65,000	City & County of Honolulu, Hawaii (GO) 5.00%, 12/01/20 (c)	75,581
575,000	City & County of Honolulu, Hawaii, Series A (GO) 5.00%, 11/01/22 (c)	673,359
40,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 11/01/22 (c)	47,722
	City and County of Honolulu, Series B (GO)
650,000	5.00%, 12/01/20 (c)	760,500
500,000	5.00%, 12/01/20 (c)	585,555
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	942,368
900,000	5.00%, 12/01/21 (c)	1,063,683
800,000	5.00%, 12/01/21 (c)	948,632
	Hawaii State, Series EA
350,000	5.00%, 12/01/21	416,868
600,000	5.00%, 12/01/21 (c)	711,474
330,000	5.00%, 12/01/22 (c)	392,611
	State of Hawaii (GO)
3,000,000	5.00%, 12/01/21 (c)	3,522,180
2,260,000	5.00%, 12/01/21 (c)	2,627,182
1,425,000	5.00%, 12/01/21 (c)	1,651,960
2,685,000	5.00%, 12/01/21 (c)	3,131,569
500,000	5.00%, 12/01/21 (c)	585,090
100,000	5.00%, 11/01/22 (c)	117,397
3,295,000	5.00%, 08/01/24 (c)	3,887,639
3,345,000	5.00%, 08/01/24 (c)	4,050,460
900,000	5.00%, 08/01/24 (c)	1,080,936
50,000	State of Hawaii, Airports System Revenue (RB) 5.25%, 07/01/20 (c)	58,345
		27,331,111
Illinois: 4.1%
	Chicago Midway International Airport, Series B (RB)
70,000	5.00%, 01/01/23 (c)	80,183
100,000	5.00%, 01/01/23	117,246
1,000,000	5.00%, 01/01/24 (c)	1,135,660
	Chicago O’Hare International Airport, Series B (RB)
500,000	5.00%, 01/01/23 (c)	579,620
3,000,000	5.25%, 01/01/23 (c)	3,451,620
500,000	Chicago O’Hare International Airport, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	570,005
600,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/23 (c)	695,544
	Chicago Transit Authority, Sales Tax (RB)
790,000	5.25%, 12/01/21 (c)	857,964
300,000	5.25%, 12/01/21 (c)	323,529
130,000	5.25%, 12/01/21 (c)	142,333
140,000	5.25%, 12/01/21 (c)	155,457
200,000	5.25%, 12/01/21 (c)	220,640
1,435,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,549,283
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	236,552
70,000	5.00%, 11/01/22 (c)	75,177
535,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	520,475
150,000	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM) 5.00%, 01/01/24 (c)	158,855
	City of Chicago, Series A (GO)
1,000,000	5.25%, 01/01/24 (c)	976,800
1,160,000	5.25%, 01/01/24 (c)	1,130,536
925,000	City of Chicago, Series C (GO) 5.00%, 01/01/22 (c)	918,109
	City of Chicago, Waterworks Revenue (RB)
135,000	5.00%, 11/01/22 (c)	143,841
610,000	5.00%, 11/01/24 (c)	657,671
500,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	569,255
	County of Cook, Illinois, Series A (GO)
750,000	5.00%, 11/15/21	820,837
1,310,000	5.25%, 11/15/21 (c)	1,373,338
595,000	5.25%, 11/15/21 (c)	637,596
465,000	County of Cook, Illinois, Series G (GO) 5.00%, 11/15/20 (c)	490,975
	County of Cook, Series C (GO)
900,000	5.00%, 11/15/20	984,456
200,000	5.00%, 11/15/22 (c)	216,844
370,000	5.00%, 11/15/22 (c)	395,308
	Illinois Finance Authority, Advocate Care Network, Series A (RB)
180,000	5.00%, 08/01/21	211,111
75,000	5.00%, 06/01/23 (c)	88,244
75,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 05/15/22	86,117
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,187,373
1,105,000	5.00%, 12/01/21 (c)	1,274,662
55,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	64,662
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	193,800
450,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	519,282
	Illinois State Toll Highway Authority (RB)
400,000	5.00%, 01/01/23 (c)	452,476
500,000	5.00%, 01/01/25 (c)	563,495
130,000	5.25%, 01/01/20 (c)	148,320
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,001,650
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,260,987
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	11,923
50,000	Metropolitan Pier and Exposition Authority, Series B-1 (RB) (AGM) 3.76%, 06/15/26 ^	33,757
200,000	Metropolitan Water Reclamation District of Greater Chicago, Series C (GO) 5.00%, 12/01/21 (c)	220,328
	State of Illinois (RB)
1,695,000	4.00%, 06/15/21 (c)	1,791,971
500,000	4.00%, 08/01/22 (c)	493,515
1,025,000	4.25%, 06/15/21 (c)	1,061,531
500,000	4.50%, 02/01/24 (c)	501,400
2,000,000	5.00%, 01/01/22 (c)	2,073,040
25,000	5.00%, 03/01/22 (c)	26,565
1,750,000	5.00%, 05/01/22	1,889,912
985,000	5.00%, 08/01/23	1,065,080
500,000	5.00%, 04/01/24 (c)	523,205
960,000	5.00%, 04/01/24 (c)	989,875
250,000	5.00%, 05/01/24 (c)	265,428
690,000	5.25%, 07/01/23 (c)	725,949
700,000	5.25%, 07/01/23 (c)	733,145
1,040,000	5.50%, 07/01/23 (c)	1,128,650
370,000	5.50%, 07/01/23 (c)	403,877
	University of Illinois (RB)
1,155,000	4.00%, 04/01/23 (c)	1,186,404
1,500,000	5.00%, 04/01/23 (c)	1,698,300
2,000,000	Will County Community High School District No. 210 Lincoln Way (GO) 5.00%, 01/01/23 (c)	2,239,840
		46,301,583
Indiana: 0.4%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	483,470
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	960,708
1,200,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,429,320
100,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/21 (c)	116,029
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,153,660
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	573,745
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	138,419
		4,855,351
Kansas: 0.6%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	535,437
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB) 5.00%, 03/01/20 (c)	300,812
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	28,589
2,035,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	2,323,197
	State of Kansas Department of Transportation (RB)
25,000	5.00%, 09/01/21	29,756
700,000	5.00%, 09/01/24 (c)	846,300
2,700,000	Wyandotte County, Kansas City Unified Government Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	3,056,454
		7,120,545
Kentucky: 1.6%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
475,000	5.00%, 08/01/21 (c)	554,467
2,005,000	5.00%, 08/01/21 (c)	2,308,677
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	511,178
540,000	5.00%, 10/01/23 (c)	619,704
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	143,876
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
1,000,000	5.00%, 08/01/23	1,180,020
500,000	5.00%, 08/01/25	595,270
835,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	972,082
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
350,000	5.00%, 09/01/24 (c)	412,535
3,250,000	5.00%, 09/01/24 (c)	3,793,757
730,000	5.25%, 09/01/23	875,321
1,000,000	5.25%, 09/01/23 (c)	1,184,620
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	340,083
	Louisville and Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
500,000	5.00%, 11/15/21 (c)	584,850
220,000	5.00%, 06/01/22 (c)	249,713
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
1,015,000	5.00%, 07/01/22 (c)	1,196,776
125,000	5.00%, 07/01/22 (c)	144,763
500,000	5.00%, 07/01/22 (c)	570,280
50,000	5.00%, 07/01/22 (c)	59,064
600,000	5.00%, 07/01/22 (c)	706,656
65,000	5.00%, 07/01/22 (c)	75,919
470,000	5.00%, 07/01/23 (c)	541,421
		17,621,032
Louisiana: 2.3%
250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	295,315
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	288,790
1,300,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project (RB) 5.00%, 12/01/15 (c)	1,318,239
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,950,000	5.00%, 06/01/22	2,300,844
985,000	5.00%, 06/01/24 (c)	1,140,807
1,850,000	5.00%, 06/01/24 (c)	2,177,209
	Louisiana State, Series A (GO)
3,300,000	4.00%, 02/01/24 (c)	3,517,635
250,000	5.00%, 05/15/20 (c)	287,450
250,000	5.00%, 02/01/24 (c)	294,815
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	578,265
	State of Louisiana (GO)
60,000	5.00%, 05/15/20 (c)	69,137
75,000	5.00%, 07/15/22 (c)	87,875
1,380,000	5.00%, 07/15/22 (c)	1,590,119
750,000	5.00%, 02/01/24 (c)	873,277
500,000	5.00%, 12/01/24 (c)	588,785
5,280,000	5.00%, 08/01/26 (c)	6,092,328
2,100,000	5.00%, 08/01/27 (c)	2,411,514
	State of Louisiana Gasoline and Fuels Tax Revenue (RB)
50,000	5.00%, 05/01/22 (c)	58,178
2,000,000	5.00%, 05/01/24 (c)	2,342,280
		26,312,862
Maine: 0.0%
65,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	78,042
Maryland: 2.1%
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	77,137
600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	741,876
	County of Baltimore, Maryland (GO)
2,050,000	3.00%, 08/01/22 (c)	2,052,562
75,000	3.00%, 02/01/24 (c)	76,697
500,000	5.00%, 08/01/22	602,445
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	546,262
1,650,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,641,453
	County of Montgomery, Maryland (GO)
1,000,000	5.00%, 11/01/24 (c)	1,226,340
2,000,000	5.00%, 11/01/24 (c)	2,393,720
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO) 5.00%, 08/15/21 (c)	1,184,520
1,430,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,701,328
500,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	498,870
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	338,640
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System (RB) 5.00%, 07/01/24	1,752,045
1,000,000	Montgomery and Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,060,910
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	155,270
445,000	4.00%, 09/01/24 (c)	498,489
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	258,718
	State of Maryland (GO)
1,645,000	3.00%, 03/15/20 (c)	1,648,487
1,255,000	4.00%, 08/01/22 (c)	1,374,187
260,000	5.00%, 08/01/21	309,800
850,000	5.00%, 08/01/22	1,022,303
50,000	State of Maryland, Department of Transportation (RB) 5.00%, 02/15/21 (c)	57,643
750,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/22 (c)	895,560
45,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	46,251
1,530,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	1,661,366
		23,822,879
Massachusetts: 2.8%
280,000	City of Boston, Massachusetts, Series A (GO) 5.00%, 04/01/22	336,540
300,000	City of Boston, Series A (GO) 4.00%, 03/01/24 (c)	327,501
500,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/15/24 (c)	607,650
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	842,363
515,000	4.00%, 07/01/22 (c)	552,209
3,200,000	5.00%, 07/01/22 (c)	3,771,072
685,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 04/01/21 (c)	809,218
	Commonwealth of Massachusetts, Series B (GO)
1,920,000	5.00%, 06/01/20 (c)	2,222,726
70,000	5.00%, 06/01/20 (c)	81,213
	Commonwealth of Massachusetts, Series C (GO)
2,270,000	4.00%, 07/01/22 (c)	2,410,581
2,325,000	5.00%, 08/01/25	2,863,702
	Commonwealth of Massachusetts, Series D (GO)
425,000	5.00%, 10/01/21 (c)	504,173
60,000	5.00%, 10/01/21 (c)	71,331
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	496,200
1,350,000	5.00%, 11/01/22 (c)	1,622,646
1,775,000	5.00%, 11/01/22 (c)	2,116,332
1,000,000	Massachusetts Commonwealth, Series A (GO) 5.00%, 04/01/21 (c)	1,155,010
1,300,000	Massachusetts Commonwealth, Series D (GO) 4.25%, 10/01/21 (c)	1,429,012
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,269,358
150,000	Massachusetts Development Finance Agency, Series L (RB) 5.00%, 07/01/21 (c)	169,763
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
260,000	5.15%, 01/01/20 (c)	279,523
75,000	5.20%, 01/01/20 (c)	80,627
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	123,245
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	592,125
1,000,000	5.00%, 08/15/22 (c)	1,189,990
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
40,000	5.00%, 08/15/22 (c)	46,604
750,000	5.00%, 08/15/22 (c)	876,472
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	640,746
575,000	5.00%, 06/01/23	696,998
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	450,776
450,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24	555,561
10,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/21 (c)	11,735
1,500,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,838,115
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	99,062
		31,140,179
Michigan: 0.9%
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,103,190
2,500,000	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB) 5.00%, 08/01/24 (c)	2,859,600
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	901,515
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
185,000	5.00%, 07/01/24 (c)	205,472
20,000	5.00%, 07/01/24	23,088
775,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	845,463
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	116,385
260,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB) 5.00%, 07/01/16 (c)	270,897
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	825,765
405,000	5.00%, 07/01/24 (c)	448,185
80,000	Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/20 (c)	91,104
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	917,401
	Michigan State Building Authority, Series 1-A (RB)
25,000	5.00%, 10/15/23 (c)	29,422
50,000	5.00%, 10/15/23	59,331
425,000	5.13%, 10/15/21 (c)	487,326
50,000	Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/22 (c)	56,323
420,000	Royal Oak Hospital Finance Authority (RB) 5.00%, 03/01/24 (c)	463,352
		9,703,819
Minnesota: 1.6%
1,000,000	City of Rochester, Minnesota (RB) 4.50%, 11/15/21 (p)	1,154,430
430,000	Metropolitan Council, Series E (GO) 5.00%, 09/01/21	513,175
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,260,615
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,331,580
1,400,000	5.00%, 03/01/22 (c)	1,657,432
1,000,000	Minnesota State, State Trunk Highway, Series B (GO) 5.00%, 08/01/23 (c)	1,204,920
	State of Minnesota (GO)
175,000	3.00%, 08/01/21	188,316
585,000	3.00%, 03/01/22 (c)	555,908
570,000	3.00%, 08/01/24	602,233
385,000	3.00%, 08/01/24 (c)	383,768
1,050,000	3.00%, 08/01/25 (c)	1,081,773
25,000	3.50%, 10/01/23 (c)	26,230
985,000	4.00%, 10/01/23 (c)	1,112,764
1,000,000	4.00%, 08/01/24 (c)	1,120,940
225,000	4.00%, 08/01/24 (c)	254,925
500,000	5.00%, 08/01/20 (c)	584,865
1,800,000	5.00%, 08/01/21	2,144,772
1,180,000	5.00%, 08/01/23	1,439,199
500,000	5.00%, 10/01/23	611,085
		18,228,930
Mississippi: 0.5%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,123,430
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	538,781
1,760,000	Mississippi Development Bank, Magnolia Regional Health Center Project, Series A (RB) 6.25%, 10/01/21 (c)	2,034,278
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
75,000	5.00%, 01/01/22 (c)	84,847
50,000	5.00%, 01/01/22 (c)	56,817
100,000	5.00%, 01/01/22 (c)	115,479
	State of Mississippi (GO)
1,635,000	5.00%, 10/01/24	1,999,049
85,000	5.00%, 10/01/25	104,724
		6,057,405
Missouri: 1.4%
1,325,000	City of Kansas City, Series A (GO) 5.00%, 02/01/22 (c)	1,569,303
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,096,618
500,000	5.00%, 06/01/24 (c)	587,575
1,000,000	5.00%, 06/01/24 (c)	1,136,540
505,000	Kansas City Industrial Development Authority, Series A (RB) 5.50%, 09/01/21 (c)	597,970
	Missouri Highway and Transportation Commission (RB)
1,000,000	5.00%, 05/01/22	1,200,790
1,000,000	5.00%, 05/01/24	1,231,300
500,000	5.00%, 05/01/24 (c)	602,355
500,000	5.00%, 05/01/26	624,555
	Missouri Joint Municipal Electric Utility Commission (RB)
290,000	5.00%, 01/01/24 (c)	327,285
640,000	5.00%, 01/01/25	759,194
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	800,220
1,200,000	2.50%, 10/01/20 (c)	1,188,264
10,000	3.00%, 10/01/20 (c)	10,148
2,355,000	4.00%, 10/01/20 (c)	2,596,741
250,000	Missouri State Environmental Improvement and Energy Resources Authority, Series A (RB) 5.00%, 07/01/23	304,790
	University of Missouri (RB)
175,000	5.00%, 11/01/24 (c)	207,239
300,000	5.00%, 11/01/24 (c)	367,062
		15,207,949
Nebraska: 0.7%
25,000	Central Plains Energy Project, Gas Project (RB) 5.00%, 09/01/22 (c)	27,727
150,000	City of Lincoln, Nebraska Electric System (RB) 5.00%, 09/01/22	178,665
250,000	City of Lincoln, Nebraska Electric System Revenue (RB) 3.25%, 09/01/22 (c)	242,063
	Nebraska Public Power District, Series A (RB)
250,000	3.88%, 01/01/22 (c)	266,108
250,000	5.00%, 01/01/22 (c)	285,663
350,000	Nebraska Public Power District, Series C (RB)
	5.00%, 01/01/18 (c)	382,053
	Omaha Public Power District (RB)
130,000	2.25%, 08/01/19 (c)	130,395
1,080,000	5.00%, 02/01/24 (c)	1,272,694
1,000,000	Omaha School District (GO)
	5.00%, 06/15/24	1,224,280
	Public Power Generation Agency (RB)
2,750,000	5.00%, 01/01/23	3,181,887
505,000	5.00%, 01/01/24	586,866
		7,778,401
Nevada: 0.3%
485,000	Clark County, Nevada School District, Series A (GO) 5.00%, 06/15/21	570,656
	County of Clark, Flood Control (GO)
1,090,000	5.00%, 05/01/25 (c)	1,260,912
420,000	5.00%, 05/01/25 (c)	495,520
	Las Vegas Valley Water District, Series B (GO)
50,000	5.00%, 06/01/21 (c)	57,551
200,000	5.00%, 06/01/22 (c)	235,844
50,000	Las Vegas Valley Water District, Series C (GO)
	5.00%, 06/01/21 (c)	57,404
	State of Nevada (RB)
175,000	5.00%, 12/01/23	213,262
760,000	5.00%, 11/01/24	926,356
		3,817,505
New Hampshire: 0.4%
3,225,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	3,666,438
1,000,000	State of New Hampshire (GO) 5.00%, 03/01/25	1,237,560
		4,903,998
New Jersey: 5.4%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	872,400
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	275,902
10,000	3.00%, 03/01/21	10,716
635,000	3.00%, 03/01/22 (c)	665,918
20,000	3.00%, 03/01/22	21,328
15,000	3.00%, 03/01/22 (c)	15,996
	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
560,000	4.00%, 11/01/21	619,483
1,000,000	4.00%, 11/01/22 (c)	1,096,650
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,214,920
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB)
500,000	5.25%, 03/01/21 (c)	541,305
555,000	5.50%, 03/01/21 (c)	611,033
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,151,680
1,000,000	5.25%, 03/01/21 (c)	1,066,480
500,000	5.25%, 03/01/21 (c)	531,440
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,078,470
500,000	5.00%, 03/01/22 (c)	525,975
980,000	5.00%, 03/01/22 (c)	1,032,067
1,000,000	5.00%, 03/01/22	1,075,810
250,000	5.00%, 03/01/22 (c)	264,613
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,450,000	5.00%, 03/01/22	1,559,924
2,120,000	5.00%, 03/01/23 (c)	2,209,422
2,325,000	5.00%, 03/01/23 (c)	2,449,132
1,060,000	5.00%, 03/01/23 (c)	1,130,055
1,940,000	5.00%, 03/01/23 (c)	2,052,617
1,905,000	5.00%, 03/01/23 (c)	1,997,888
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
1,000,000	5.00%, 06/15/24 (c)	1,059,390
1,350,000	5.00%, 06/15/24 (c)	1,423,021
1,115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB) 5.00%, 06/15/24 (c)	1,176,994
	New Jersey Educational Facilities Authority (RB)
360,000	5.00%, 09/01/21	392,591
230,000	5.00%, 06/15/24 (c)	241,921
1,000,000	5.00%, 09/01/24 (c)	1,060,580
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	571,790
	New Jersey Health Care Facilities Financing Authority (RB)
1,190,000	4.00%, 07/01/22 (c)	1,246,287
250,000	5.00%, 07/01/22 (c)	280,473
200,000	5.00%, 09/15/23	215,452
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	83,133
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	561,280
500,000	5.00%, 07/01/22 (c)	584,340
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	75,669
3,150,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	3,399,700
	New Jersey State Turnpike Authority, Series A (RB)
125,000	5.00%, 07/01/22 (c)	147,395
900,000	5.00%, 07/01/22 (c)	1,018,692
400,000	5.00%, 07/01/22 (c)	456,244
500,000	5.00%, 01/01/23	591,805
750,000	5.00%, 07/01/24 (c)	870,262
640,000	5.00%, 07/01/24 (c)	748,634
	New Jersey State Turnpike Authority, Series B (RB)
325,000	5.00%, 01/01/23 (c)	374,862
1,000,000	5.00%, 01/01/23 (c)	1,163,630
500,000	5.00%, 01/01/23	591,805
500,000	New Jersey State Various Purpose (GO) 4.00%, 06/01/19 (c)	536,420
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,300,000	5.00%, 06/15/24	1,401,153
50,000	5.25%, 06/15/21 (c)	53,830
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,950,000	5.00%, 06/15/22 (c)	2,090,068
750,000	5.00%, 06/15/23 (c)	792,870
2,050,000	5.00%, 06/15/23 (c)	2,179,908
3,400,000	5.25%, 06/15/23 (c)	3,592,440
	New Jersey Transportation Trust Fund Authority, Series D (RB)
925,000	5.00%, 12/15/24	996,595
3,000,000	5.25%, 12/15/23	3,290,940
20,000	New Jersey Turnpike, Series A 5.00%, 01/01/31 (c)	22,557
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	960,828
		60,324,783
New Mexico: 0.4%
2,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	2,573,991
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	656,305
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	77,982
100,000	Albuquerque Municipal School District No. 12, Series B (GO) (SAW) 5.00%, 08/01/22	119,189
	New Mexico Finance Authority (RB)
425,000	4.00%, 06/15/22 (c)	468,618
340,000	5.00%, 06/15/22	407,976
		4,304,061
New York: 15.0%
270,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23	332,851
	City of New York, New York, Series A-1 (GO)
250,000	5.00%, 08/01/21 (c)	293,675
610,000	5.25%, 08/01/23 (c)	743,126
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	55,276
1,000,000	5.00%, 08/01/22 (c)	1,181,890
1,450,000	5.00%, 08/01/22 (c)	1,677,099
250,000	5.00%, 08/01/22 (c)	293,348
	City of New York, New York, Series D (GO)
1,600,000	5.00%, 08/01/21	1,880,512
1,000,000	5.00%, 02/01/23 (c)	1,150,610
	City of New York, New York, Series D-1 (GO)
1,100,000	5.00%, 10/01/21 (c)	1,272,953
3,455,000	5.00%, 08/01/23 (c)	4,093,449
925,000	City of New York, New York, Series E (GO) 5.25%, 08/01/22	1,106,836
	City of New York, New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	575,740
1,295,000	5.00%, 02/01/22 (c)	1,472,026
55,000	5.00%, 02/01/22 (c)	64,811
	City of New York, New York, Series F-1 (GO)
50,000	5.00%, 03/01/23 (c)	57,679
1,300,000	5.00%, 03/01/23 (c)	1,543,620
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,532,177
995,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,187,632
	City of New York, New York, Series I (GO)
1,310,000	5.00%, 08/01/21	1,539,669
1,000,000	5.00%, 08/01/22	1,180,470
1,000,000	5.00%, 08/01/22 (c)	1,162,180
120,000	5.00%, 08/01/23 (c)	143,232
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	472,828
1,225,000	5.00%, 03/01/24 (c)	1,409,950
	City of New York, New York, Series J (GO)
960,000	5.00%, 08/01/23 (c)	1,137,398
595,000	5.00%, 08/01/23	706,378
450,000	City of New York, Series E (GO) 5.00%, 02/01/23 (c)	532,130
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/21 (c)	583,885
250,000	5.00%, 05/01/22 (c)	295,845
725,000	5.00%, 11/01/25 (c)	867,528
	Long Island Power Authority Electric System, Series B (RB)
2,160,000	5.00%, 09/01/22 (c)	2,442,204
400,000	5.00%, 09/01/22	464,728
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	494,040
2,050,000	5.00%, 11/15/22 (c)	2,378,656
50,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/23	59,788
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	605,862
500,000	5.00%, 11/15/22	592,180
	Metropolitan Transportation Authority, Series C (RB)
50,000	5.00%, 11/15/21	59,066
250,000	5.00%, 11/15/21 (c)	286,565
	Metropolitan Transportation Authority, Series D (RB)
500,000	5.00%, 11/15/17 (c)	545,395
155,000	5.00%, 11/15/19 (c)	177,185
100,000	5.00%, 11/15/21 (c)	116,906
285,000	5.00%, 11/15/21	336,673
350,000	5.00%, 11/15/22 (c)	403,851
125,000	5.00%, 11/15/22 (c)	146,580
750,000	5.00%, 11/15/22 (c)	862,185
	Metropolitan Transportation Authority, Series E (RB)
500,000	5.00%, 11/15/22 (c)	576,930
300,000	5.00%, 11/15/22 (c)	351,792
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	867,435
2,155,000	5.00%, 11/15/22 (c)	2,498,938
1,000,000	5.00%, 11/15/22 (c)	1,144,610
1,200,000	5.00%, 11/15/22	1,426,560
1,550,000	5.00%, 11/15/22 (c)	1,820,971
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	112,244
350,000	5.00%, 11/15/22 (c)	409,913
1,300,000	5.00%, 11/15/22 (c)	1,533,935
5,000	Monroe County, New York Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23 (c)	5,890
500,000	Nassau County, New York, Series A (GO) 4.00%, 04/01/21 (c)	521,315
850,000	Nassau County, New York, Series C (GO) 4.00%, 10/01/20 (c)	920,711
400,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	460,924
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
255,000	3.50%, 08/01/24 (c)	261,135
400,000	5.00%, 02/01/18 (c)	438,612
545,000	5.00%, 11/01/21 (c)	644,997
575,000	5.00%, 11/01/22	687,700
575,000	5.00%, 11/01/22 (c)	677,965
700,000	5.00%, 02/01/23 (c)	836,248
500,000	5.00%, 05/01/23 (c)	573,790
290,000	5.00%, 05/01/23 (c)	337,830
1,660,000	5.00%, 02/01/24 (c)	1,915,242
400,000	5.25%, 02/01/21 (c)	464,100
2,900,000	New York City Transitional Finance Authority, Building Aid Revenue, Series F-1 (RB) 5.00%, 05/01/22 (c)	3,329,519
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
1,000,000	5.00%, 07/15/22	1,188,610
800,000	5.00%, 07/15/22 (c)	913,616
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	535,185
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
700,000	5.00%, 11/01/21	831,159
515,000	5.00%, 11/01/21	611,496
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB) 5.25%, 02/01/21 (c)	532,085
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,500,000	5.00%, 11/01/21 (c)	1,767,480
1,045,000	5.00%, 11/01/21 (c)	1,241,481
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 02/01/21 (c)	1,166,530
1,000,000	5.00%, 11/01/21	1,187,370
600,000	5.00%, 11/01/21 (c)	700,848
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/22 (c)	2,368,380
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	503,931
	New York City Water and Sewer System (RB)
1,745,000	5.00%, 12/15/19 (c)	2,001,079
110,000	5.00%, 06/15/21 (c)	128,827
190,000	5.00%, 06/15/21 (c)	218,310
510,000	5.00%, 06/15/25 (c)	610,455
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	646,767
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	582,245
	New York City, Series I (GO)
1,550,000	5.00%, 08/01/22	1,829,728
1,500,000	5.00%, 08/01/22 (c)	1,772,835
100,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	117,651
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	521,013
	New York State Dormitory Authority (RB)
145,000	5.00%, 12/15/21	172,383
570,000	5.00%, 12/15/22 (c)	664,837
1,500,000	5.00%, 02/15/24 (c)	1,731,570
800,000	5.00%, 02/15/24	967,768
1,000,000	5.00%, 02/15/25 (c)	1,165,570
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW) 5.00%, 10/01/21	737,831
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	114,603
	New York State Dormitory Authority, State Personal Income Tax Revenue, Series A (RB)
500,000	4.00%, 12/15/22	563,015
1,000,000	5.00%, 12/15/22 (c)	1,192,300
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
2,000,000	5.00%, 12/15/22 (c)	2,402,680
2,775,000	5.00%, 12/15/22 (c)	3,252,966
825,000	5.00%, 12/15/22	987,987
1,000,000	5.00%, 12/15/22 (c)	1,162,000
170,000	5.00%, 12/15/22 (c)	196,676
295,000	5.00%, 02/15/24 (c)	350,327
250,000	5.00%, 02/15/24 (c)	299,855
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	585,020
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	582,345
1,300,000	5.00%, 03/15/22 (c)	1,544,790
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
300,000	5.00%, 02/15/20 (c)	344,802
1,625,000	5.00%, 08/15/21 (c)	1,920,766
625,000	New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23 (c)	724,681
250,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB) 5.00%, 05/15/22 (c)	296,440
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	486,922
1,000,000	5.00%, 06/15/22 (c)	1,198,510
750,000	5.00%, 06/15/22 (c)	902,092
2,000,000	5.00%, 06/15/23 (c)	2,391,020
1,250,000	5.00%, 06/15/24 (c)	1,511,325
1,585,000	5.00%, 06/15/24 (c)	1,871,901
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB)
600,000	5.00%, 06/15/22	719,532
1,200,000	5.00%, 06/15/22 (c)	1,419,576
765,000	New York State Thruway Authority, Highway and Bridge Trust Fund (RB) 5.00%, 04/01/21 (c)	879,176
1,000,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,168,580
800,000	New York State Thruway Authority, Series A (RB) 5.00%, 03/15/23 (c)	912,800
	New York State Thruway Authority, Series I (RB)
3,110,000	5.00%, 01/01/22 (c)	3,581,414
1,000,000	5.00%, 01/01/22 (c)	1,165,120
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,463,673
1,000,000	5.00%, 01/01/24 (c)	1,169,440
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
500,000	5.00%, 09/15/20 (c)	579,905
250,000	5.00%, 03/15/21 (c)	292,655
60,000	5.00%, 09/15/21 (c)	71,101
250,000	New York State Urban Development Corp., Series D 5.00%, 03/15/23	299,773
	New York State Urban Development Corp., State Personal Income, Series A (RB)
680,000	3.50%, 03/15/21 (c)	709,220
1,000,000	4.00%, 03/15/21 (c)	1,097,830
700,000	4.00%, 03/15/21 (c)	761,908
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	2,311,540
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/22	1,486,237
1,000,000	5.00%, 03/15/23 (c)	1,145,410
1,550,000	5.00%, 03/15/23 (c)	1,783,399
690,000	5.00%, 03/15/23 (c)	811,481
115,000	New York State Urban Development Corp., State Personal Income, Series D (RB) 5.00%, 03/15/22	136,734
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	542,065
1,050,000	4.00%, 02/15/21 (c)	1,142,725
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,091,380
800,000	4.00%, 12/15/21 (c)	878,048
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	505,470
	Port Authority of New York and New Jersey (RB)
565,000	3.00%, 06/15/24 (c)	563,830
750,000	3.25%, 06/15/24 (c)	751,702
1,200,000	5.00%, 05/01/20 (c)	1,352,688
	Sales Tax Asset Receivable Corp., Series A (RB)
235,000	3.00%, 10/15/24 (c)	236,690
1,000,000	5.00%, 10/15/24 (c)	1,193,310
310,000	5.00%, 10/15/24 (c)	376,135
65,000	State of New York (GO) 5.00%, 12/15/21 (c)	77,448
1,025,000	Suffolk County, New York Economic Development Corp. (RB) 5.00%, 07/01/21 (c)	1,136,920
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	1,043,070
50,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	53,829
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	66,983
	Town of Brookhaven, Series A (GO)
640,000	3.00%, 02/01/23	680,179
250,000	4.00%, 02/01/23 (c)	271,550
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	269,221
875,000	4.00%, 11/01/20 (c)	952,507
485,000	4.00%, 08/01/22 (c)	506,340
1,000,000	Triborough Bridge and Tunnel Authority (RB) 5.00%, 05/15/23 (c)	1,161,100
	Triborough Bridge and Tunnel Authority, Series A (RB)
455,000	5.00%, 01/01/22 (c)	529,834
1,000,000	5.00%, 01/01/22 (c)	1,180,170
1,370,000	5.00%, 05/15/23 (c)	1,636,314
	Triborough Bridge and Tunnel Authority, Series B (RB)
500,000	5.00%, 11/15/22 (c)	585,225
1,980,000	5.00%, 11/15/22	2,374,456
1,000,000	5.00%, 11/15/22 (c)	1,195,490
1,310,000	5.00%, 11/15/23 (c)	1,526,831
1,250,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/23 (c)	1,469,987
	Utility Debt Securitization Authority, Series E (RB)
1,675,000	5.00%, 12/15/23 (c)	1,979,431
900,000	5.00%, 12/15/23 (c)	1,068,039
		169,003,507
North Carolina: 1.0%
140,000	County of New Hanover, North Carolina (RB) 5.00%, 10/01/21 (c)	159,250
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,883,806
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,133,180
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	557,195
815,000	5.00%, 05/01/20 (c)	953,957
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,592
750,000	North Carolina State, Capital Improvement Limited Obligation, Series C (RB) 5.00%, 05/01/21 (c)	877,162
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	481,724
	State of North Carolina (GO)
1,000,000	5.00%, 06/01/23	1,224,320
1,040,000	5.00%, 05/01/24 (c)	1,232,171
1,315,000	5.00%, 05/01/24	1,621,526
250,000	5.00%, 06/01/24	304,728
75,000	5.00%, 06/01/26	92,519
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	168,956
		10,714,086
Ohio: 3.1%
20,000	American Municipal Power, Inc. (RB) 4.00%, 02/15/22 (c)	20,780
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	291,938
300,000	5.00%, 12/01/24 (c)	356,793
500,000	5.00%, 12/01/24 (c)	599,215
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	1,931,467
800,000	4.00%, 02/15/24 (c)	864,176
440,000	5.00%, 02/15/22	525,452
750,000	5.00%, 07/01/23	910,702
100,000	5.00%, 08/15/23 (c)	119,284
1,975,000	5.00%, 02/15/24 (c)	2,392,594
3,045,000	City of Columbus, Series 1 (GO) 5.00%, 07/01/23 (c)	3,660,516
1,000,000	City of Columbus, Series A (GO) 5.00%, 08/15/22 (c)	1,191,440
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	890,323
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	749,077
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,460,755
125,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22	147,028
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	899,535
2,675,000	5.00%, 09/15/23	3,244,053
1,750,000	Ohio State Common Schools, Series B (GO) 4.00%, 09/15/21 (c)	1,886,552
650,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	804,524
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	96,901
	State of Ohio (GO)
300,000	5.00%, 09/15/21	357,228
1,345,000	5.00%, 01/15/23 (c)	1,500,442
895,000	5.00%, 08/01/23	1,083,514
3,000,000	5.00%, 05/01/24 (c)	3,572,400
1,000,000	5.00%, 05/01/24 (c)	1,210,850
3,000,000	5.00%, 09/15/26	3,713,760
		34,481,299
Oklahoma: 0.2%
65,000	Grand River Dam Authority, Series A (RB) 5.00%, 06/01/24 (c)	75,555
1,000,000	Oklahoma Capital Improvement Authority (RB) 5.00%, 07/01/24 (c)	1,168,880
500,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/22	591,410
		1,835,845
Oregon: 0.9%
1,040,000	Administrative School District No. 1 (GO) (SBG) 4.00%, 06/15/21	1,179,724
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	110,798
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	590,505
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	544,465
785,000	5.00%, 06/01/22	937,227
400,000	5.00%, 06/01/22 (c)	478,696
1,850,000	Oregon State Lottery (RB) 5.00%, 04/01/25 (c)	2,242,755
500,000	Oregon State, Series F (GO) 5.00%, 05/01/23 (c)	597,535
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	520,600
575,000	5.00%, 03/01/20 (c)	653,510
	State of Oregon Department of Transportation (RB)
100,000	5.00%, 11/15/21	119,568
90,000	5.00%, 11/15/21	107,611
10,000	5.00%, 11/15/22	12,060
200,000	5.00%, 11/15/23	243,852
745,000	5.00%, 11/15/24 (c)	890,849
225,000	5.00%, 11/15/24	278,667
65,000	5.00%, 11/15/24 (c)	78,140
200,000	5.00%, 11/15/24 (c)	236,440
50,000	Tri-County Metropolitan Transportation District (RB) 5.00%, 10/01/21	58,741
		9,881,743
Pennsylvania: 2.6%
270,000	City of Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (RB) 5.00%, 01/01/22	316,518
1,765,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/22	2,051,724
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	548,970
500,000	5.00%, 07/01/23	587,195
	Commonwealth of Pennsylvania, First Series (GO)
925,000	5.00%, 11/15/21 (c)	1,062,603
570,000	5.00%, 11/15/21 (c)	646,625
1,095,000	5.00%, 11/15/21 (c)	1,266,181
1,000,000	5.00%, 11/15/21	1,166,500
720,000	5.00%, 11/15/21 (c)	841,723
2,155,000	5.00%, 06/01/22 (c)	2,483,616
1,250,000	5.00%, 06/01/22 (c)	1,466,237
640,000	5.00%, 06/01/22	743,245
2,650,000	5.00%, 04/01/23 (c)	3,066,924
2,250,000	5.00%, 04/01/23 (c)	2,625,997
2,150,000	5.00%, 04/01/23 (c)	2,542,031
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	318,057
1,000,000	5.00%, 10/15/23 (c)	1,138,850
860,000	5.00%, 10/15/23 (c)	984,098
500,000	5.00%, 10/15/23 (c)	594,530
420,000	5.00%, 10/15/23 (c)	492,933
500,000	5.00%, 10/15/23 (c)	583,615
850,000	Monroeville, Pennsylvania Finance Authority (RB) 5.00%, 02/15/26	1,008,397
25,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 07/01/16 (c)	26,074
250,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 08/15/22 (c)	287,790
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	528,605
1,000,000	Pennsylvania State Industrial Development Authority (RB) 5.00%, 07/01/21	1,160,260
400,000	Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/24 (c)	454,856
	Philadelphia Hospitals and Higher Education Facilities Authority (RB)
25,000	5.00%, 07/01/21 (c)	28,767
305,000	5.00%, 07/01/21 (c)	345,541
60,000	St. Mary Hospital Authority (RB) 5.00%, 05/15/20 (c)	68,514
		29,436,976
Puerto Rico: 0.1%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	501,250
500,000	Puerto Rico Electric Power Authority (RB) (AGM) 3.65%, 07/27/15 (c)	442,760
		944,010
Rhode Island: 0.4%
385,000	Rhode Island Health and Educational Building Corp. (RB) (AGM) 5.00%, 05/15/25 (c)	443,820
	State of Rhode Island (GO)
250,000	5.00%, 08/01/24 (c)	297,818
175,000	5.00%, 08/01/24	209,403
1,000,000	5.00%, 08/01/24 (c)	1,173,760
500,000	5.50%, 08/01/21 (c)	609,660
470,000	5.50%, 08/01/21 (c)	565,941
1,275,000	5.50%, 08/01/21 (c)	1,534,462
		4,834,864
South Carolina: 1.4%
325,000	Berkeley County, South Carolina School District, Series A (GO) 3.00%, 03/01/24 (c)	330,665
	Charleston Educational Excellence Finance Corp. (RB)
920,000	5.00%, 12/01/23 (c)	1,058,239
50,000	5.00%, 12/01/23 (c)	60,171
300,000	5.00%, 12/01/23	362,286
1,750,000	City of Charleston, Waterworks and Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	2,079,192
2,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	2,276,320
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	539,660
1,305,000	4.00%, 09/01/21 (c)	1,453,522
500,000	5.00%, 09/01/21 (c)	588,175
975,000	South Carolina Jobs Economic Development Authority (RB) 3.75%, 11/01/22 (c)	979,875
	South Carolina Jobs Economic Development Authority, Series A (RB)
130,000	5.00%, 08/01/23 (c)	141,690
395,000	5.25%, 08/01/23 (c)	438,162
245,000	South Carolina Ports Authority (RB) 5.25%, 07/01/20 (c)	286,268
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	623,669
1,000,000	4.00%, 04/01/20 (c)	1,110,090
900,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	1,035,333
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,232,099
650,000	5.00%, 12/01/21	767,364
		15,362,780
Tennessee: 0.7%
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,468,524
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	777,947
	Memphis Center City Revenue Finance Corp. (RB) (AGM)
25,000	4.50%, 11/01/21 (c)	27,000
245,000	5.25%, 11/01/21 (c)	285,227
985,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,193,406
	Metropolitan Government of Nashville & Davidson County, Tennessee (RB)
1,160,000	5.00%, 07/01/22	1,367,826
500,000	5.00%, 07/01/23	605,510
75,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	87,912
350,000	State of Tennessee (GO) 5.00%, 08/01/21	417,260
275,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series A (RB) 3.50%, 05/01/18 (c)	284,001
975,000	Tennessee State, Series A (GO) 5.00%, 08/01/22	1,173,354
		7,687,967
Texas: 8.7%
750,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/24	912,232
500,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	629,380
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	571,980
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
1,000,000	3.70%, 05/15/23 (c)	1,075,520
50,000	5.00%, 11/15/22 (c)	58,778
50,000	5.00%, 05/15/23 (c)	60,314
1,000,000	5.00%, 05/15/24 (c)	1,171,820
650,000	5.00%, 05/15/24 (c)	753,447
1,000,000	5.00%, 05/15/24 (c)	1,165,040
	City of Austin, Water and Wastewater System Revenue (RB)
650,000	5.00%, 11/15/21	770,386
400,000	5.00%, 11/15/21 (c)	472,004
50,000	City of Dallas and Fort Worth, Texas International Airport (RB) 5.00%, 11/01/20 (c)	56,626
4,750,000	City of Dallas, Texas (GO) 5.00%, 02/15/24 (c)	5,717,575
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	56,890
3,240,000	5.00%, 11/01/20 (c)	3,712,392
1,000,000	City of Fort Worth, Texas (GO) 5.00%, 03/01/22 (c)	1,181,180
300,000	City of Houston, Series A (GO) 5.00%, 03/01/22	357,405
1,000,000	City of Houston, Texas Combined Utility System Revenue (RB) 5.00%, 11/15/24 (c)	1,189,410
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,865,000	5.00%, 02/01/22	2,218,884
1,500,000	5.00%, 08/01/22 (c)	1,772,835
1,000,000	5.00%, 02/01/23	1,198,460
500,000	5.25%, 02/01/25	621,240
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,257,357
1,000,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,168,520
515,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/20 (c)	592,404
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,176,700
585,000	Comal Independent School District, Series A (GO) 4.00%, 02/01/21 (c)	622,019
	Conroe Independent School District (GO)
60,000	5.00%, 02/15/20 (c)	69,273
500,000	5.00%, 02/15/21 (c)	568,030
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	997,097
1,000,000	5.00%, 07/15/20 (c)	1,154,310
250,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	296,420
	County of Harris, Texas (GO)
670,000	5.00%, 10/01/20 (c)	787,364
500,000	5.00%, 08/15/22 (c)	574,545
100,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	120,249
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	117,282
100,000	5.00%, 08/15/22 (c)	120,377
100,000	Dallas Independent School District, Series A (GO) 5.00%, 08/15/24	122,262
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	442,692
750,000	Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/22 (c)	899,550
70,000	Fort Worth, Texas Independent School District (GO) 5.00%, 02/15/20 (c)	79,600
250,000	Fort Worth, Texas Water and Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	291,340
2,755,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB) 5.00%, 12/01/24 (c)	3,135,190
75,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	89,363
50,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/22 (c)	57,057
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	848,214
	Harris County, Texas Flood Control District (RB)
100,000	5.00%, 10/01/20 (c)	115,526
260,000	5.00%, 10/01/20 (c)	301,618
500,000	5.00%, 10/01/24 (c)	593,160
500,000	5.00%, 10/01/24 (c)	597,645
	Harris County, Texas Houston Sports Authority (RB)
965,000	5.00%, 11/15/24 (c)	1,100,940
2,225,000	5.00%, 11/15/24 (c)	2,559,618
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	587,585
1,980,000	5.00%, 10/01/22 (c)	2,375,604
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	298,318
	Houston, Texas Public Improvement Refunding, Series A (GO)
2,000,000	5.00%, 03/01/21 (c)	2,327,480
2,090,000	5.00%, 03/01/23 (c)	2,500,936
750,000	5.00%, 03/01/27 (c)	879,952
35,000	Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/20 (c)	40,763
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO) 5.00%, 02/15/25 (c)	144,841
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	417,494
155,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 4.00%, 05/15/22 (c)	161,919
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	62,211
	Lower Colorado River Authority, Series A (RB)
350,000	5.00%, 05/15/20 (c)	400,012
1,990,000	5.00%, 05/15/20 (c)	2,206,034
990,000	5.00%, 05/15/22 (c)	1,150,093
2,370,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/22 (c)	2,697,605
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	847,780
500,000	New Hope Cultural Education Facilities Corp. (RB) 5.00%, 07/01/25 (c)	532,120
	North Texas Municipal Water District (RB)
650,000	4.00%, 03/01/22 (c)	684,528
250,000	5.25%, 03/01/22 (c)	300,313
	North Texas Tollway Authority (RB)
550,000	5.00%, 09/01/21 (c)	631,015
530,000	5.25%, 09/01/21 (c)	627,356
1,080,000	5.25%, 09/01/21 (c)	1,275,685
750,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	822,697
2,975,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	3,444,633
500,000	Pasadena, Texas Independent School District (GO) 5.00%, 02/15/23 (c)	589,040
200,000	Port of Houston Authority of Harris County Texas, Series D-0 (GO) 5.00%, 10/01/20 (c)	233,950
415,000	Port of Houston Authority of Harris County, Series D-1 (GO) 5.00%, 10/01/20 (c)	488,148
2,715,000	San Antonio, Texas Electric and Gas Systems (RB) 5.25%, 02/01/24	3,336,491
	San Antonio, Texas Independent School District (GO)
1,325,000	5.00%, 02/15/21 (c)	1,519,324
1,695,000	5.00%, 02/15/24	2,059,239
300,000	San Antonio, Texas Public Facilities Corp. (RB) 3.00%, 09/15/22 (c)	287,586
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,216,111
	State of Texas (GO)
1,355,000	5.00%, 04/01/22 (c)	1,587,748
50,000	5.00%, 04/01/22	59,681
50,000	5.00%, 04/01/24 (c)	58,949
750,000	5.00%, 04/01/24 (c)	896,385
2,955,000	5.00%, 10/01/24 (c)	3,474,105
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
50,000	5.00%, 11/15/21 (c)	56,199
1,020,000	5.00%, 10/01/23 (c)	1,166,574
235,000	5.25%, 10/01/23 (c)	273,916
250,000	Texas A and M University (RB) 5.00%, 05/15/22	298,360
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	244,442
230,000	5.00%, 12/15/22 (c)	253,462
500,000	Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/22 (c)	559,635
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,000,000	5.00%, 12/15/22 (c)	1,128,370
1,000,000	5.00%, 12/15/22	1,147,550
500,000	Texas State, Public Finance Authority (GO) 5.00%, 10/01/21 (c)	583,305
	Texas Transportation Commission State Highway Fund (RB)
1,000,000	5.00%, 04/01/23	1,207,210
1,690,000	5.00%, 04/01/24	2,059,552
635,000	University of Houston (RB) 5.00%, 02/15/21 (c)	729,913
	University of Texas, Revenue Financing System, Series A (RB)
20,000	5.00%, 02/15/20 (c)	23,101
650,000	5.00%, 02/15/22 (c)	763,555
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	88,672
		98,387,067
Utah: 0.2%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	646,890
	Utah State, Series A (GO)
500,000	5.00%, 07/01/21 (c)	595,735
500,000	5.00%, 07/01/21 (c)	595,735
550,000	5.00%, 07/01/21 (c)	655,308
		2,493,668
Virgin Islands: 0.0%
500,000	Virgin Islands Public Finance Authority, Series A (RB) 5.00%, 10/01/20 (c)	548,670
Virginia: 3.2%
835,000	Commonwealth of Virginia, Series A-2 (GO) 4.00%, 06/01/21 (c)	908,589
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,636,582
2,000,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	2,397,700
1,965,000	Fairfax County Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,268,317
	Fairfax County, Public Improvement, Series B (GO) (SAW)
225,000	5.00%, 04/01/23	273,042
2,075,000	5.00%, 04/01/24	2,550,777
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	569,773
500,000	Fairfax County, Virginia Industrial Development Authority (RB) 5.00%, 05/15/22	595,670
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	589,212
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	2,420,300
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	425,748
2,000,000	5.00%, 02/01/22 (c)	2,363,420
1,890,000	5.00%, 09/01/22 (c)	2,247,078
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	118,171
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	1,998,906
	Virginia Commonwealth Transportation Board (RB)
45,000	4.00%, 05/15/21 (c)	47,935
1,450,000	5.00%, 03/15/23 (c)	1,710,797
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	535,095
150,000	5.25%, 05/15/21 (c)	177,639
	Virginia Commonwealth Transportation Board, Series A (RB)
1,000,000	5.00%, 09/15/21	1,180,570
450,000	5.00%, 03/15/23 (c)	521,438
	Virginia Public Building Authority (RB)
475,000	3.00%, 08/01/24 (c)	468,450
20,000	5.00%, 08/01/21 (c)	23,506
	Virginia Public Building Authority, Series C
400,000	4.00%, 08/01/25 (c)	447,012
1,750,000	5.00%, 08/01/23	2,121,455
	Virginia Public School Authority (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,113,270
450,000	5.00%, 08/01/21	533,372
370,000	5.00%, 08/01/24	452,051
350,000	Virginia Resources Authority (RB) 5.00%, 11/01/21 (c)	415,807
750,000	Virginia Small Business Financing Authority (RB) 5.25%, 10/01/24 (c)	863,437
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/22	2,210,306
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,853,298
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	302,823
		36,341,546
Washington: 3.5%
350,000	Bellevue School District No. 405, King County (GO) (SBG) 4.38%, 06/01/21 (c)	387,342
550,000	Central Puget Sound Regional Transit Authority, Sale Tax , Series S-1 (RB) 5.00%, 11/01/22 (c)	638,143
450,000	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/22 (c)	529,376
85,000	County of King, Washington Sewer Revenue, Series B (RB) 5.00%, 01/01/21 (c)	96,740
	Energy Northwest Colombia Generating Station Electric, Series A (RB)
260,000	5.00%, 07/01/21 (c)	307,211
350,000	5.00%, 07/01/21 (c)	414,848
200,000	Energy Northwest Generating Station, Series A (RB) 5.00%, 07/01/23	241,394
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	6,041
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	17,434
1,025,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,211,673
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,200,235
75,000	Port of Seattle, Series A (RB) 5.00%, 08/01/22	87,952
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	22,438
	State of Washington (GO)
850,000	3.00%, 07/01/23 (c)	810,764
520,000	3.13%, 07/01/22 (c)	511,753
295,000	4.00%, 07/01/23 (c)	314,334
25,000	5.00%, 07/01/20 (c)	28,918
55,000	5.00%, 08/01/20 (c)	64,220
50,000	5.00%, 06/01/21 (c)	57,375
250,000	5.00%, 08/01/21 (c)	287,865
355,000	5.00%, 07/01/23 (c)	426,760
835,000	5.00%, 08/01/23 (c)	1,005,432
200,000	5.00%, 09/01/23 (c)	236,822
115,000	5.00%, 09/01/23	136,914
1,500,000	5.00%, 02/01/24 (c)	1,800,450
4,650,000	5.00%, 07/01/24	5,685,043
50,000	5.00%, 01/01/25 (c)	58,275
350,000	5.00%, 01/01/25 (c)	414,547
1,800,000	Tobacco Settlement Authority of Washington (RB) 5.00%, 06/01/22	2,081,808
	University of Washington General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,155,010
500,000	5.00%, 04/01/21 (c)	579,240
50,000	5.00%, 07/01/21	59,357
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,178,140
	Washington Health Care Facilities Authority (RB)
250,000	4.00%, 10/01/21 (p)	279,280
1,365,000	5.00%, 10/01/21 (p)	1,603,616
800,000	Washington State Motor Vehicle Fuel Tax, Series E (GO) 5.25%, 02/01/22	965,048
	Washington State Various Purpose, Series D (GO)
250,000	5.00%, 02/01/22	297,775
535,000	5.00%, 02/01/23	644,049
1,925,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/22	2,292,867
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO) 5.00%, 07/01/22 (c)	2,383,740
	Washington State, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	967,125
1,000,000	5.00%, 01/01/21 (c)	1,160,750
300,000	5.00%, 08/01/21 (c)	353,154
1,000,000	5.00%, 07/01/22	1,195,430
1,750,000	5.00%, 08/01/22 (c)	2,077,040
1,675,000	Washington State, Various Purpose, Series D (GO) 5.00%, 02/01/23 (c)	1,971,877
	Washington State, Various Purpose, Series R-A (GO)
150,000	5.00%, 01/01/21	176,562
375,000	5.00%, 07/01/21 (c)	440,561
625,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/22 (c)	740,494
		39,603,222
West Virginia: 0.2%
580,000	West Virginia University (RB) 5.00%, 10/01/22 (c)	684,435
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB) 5.00%, 10/01/21	1,025,194
		1,709,629
Wisconsin: 0.9%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	618,010
	State of Wisconsin (GO)
500,000	4.50%, 05/01/21 (c)	550,885
75,000	5.00%, 05/01/21 (c)	88,118
385,000	5.00%, 11/01/22 (c)	458,181
25,000	5.00%, 11/01/22 (c)	29,007
550,000	5.00%, 11/01/24 (c)	670,901
1,500,000	5.00%, 11/01/24 (c)	1,808,970
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB)
185,000	5.00%, 06/01/20 (c)	211,945
35,000	5.00%, 06/01/20 (c)	40,360
50,000	5.00%, 06/01/20 (c)	57,758
	Wisconsin Department of Transportation (RB)
75,000	5.00%, 07/01/22 (c)	86,617
35,000	5.00%, 07/01/22 (c)	40,953
90,000	Wisconsin Health and Educational Facilities Authority (RB) 4.75%, 10/15/21 (c)	98,733
1,000,000	Wisconsin State Transportation, Series 0 5.00%, 07/01/28 (c)	1,163,500
800,000	Wisconsin State Transportation, Series 1 (RB) 5.00%, 07/01/23 (c)	940,760
205,000	Wisconsin State, Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	225,059
1,300,000	Wisconsin State, Series 2 (GO) 5.00%, 11/01/21	1,546,961
	Wisconsin State, Series C (GO)
755,000	4.00%, 05/01/21 (c)	809,737
750,000	4.00%, 05/01/21 (c)	809,775
		10,256,230
Total Municipal Bonds (Cost: $1,102,034,277)		1,111,511,217

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $288,730)
288,730	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	288,730
Total Investments: 98.7% (Cost: $1,102,323,007)		1,111,799,947
Other assets less liabilities: 1.3%		15,196,886
NET ASSETS: 100.0%		$1,126,996,833

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.0%	$67,258,542
Health Care	4.9	54,384,121
Housing	0.1	1,276,881
Industrial Revenue	0.8	8,458,456
Leasing	8.1	90,187,345
Local	17.2	191,006,474
Power	6.0	66,311,818
Solid Waste/Resource Recovery	0.1	800,703
Special Tax	9.9	110,502,739
State	28.3	314,716,228
Transportation	11.5	127,690,360
Water & Sewer	7.1	78,917,550
Money Market fund	0.0	288,730
	100.0%	$1,111,799,947

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,111,511,217	$—	$1,111,511,217
Money Market Fund	288,730	—	—	288,730
Total	$288,730	$1,111,511,217	$—	$1,111,799,947

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.0%
Arizona: 1.5%
$625,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	$692,150
925,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	887,325
		1,579,475
California: 15.4%
140,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	152,502
305,000	Bay Area Toll Authority, Series S-2 (RB) 5.00%, 10/01/20 (c)	339,160
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	133,820
250,000	California Educational Facilities Authority, Series U-2 (RB) 5.00%, 10/01/32	319,380
250,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	263,680
	California Health Facilities Financing Authority, Series A (RB)
520,000	4.00%, 03/01/23 (c)	513,141
100,000	4.00%, 08/15/24 (c)	102,593
425,000	5.00%, 08/15/23 (c)	464,610
520,000	California State Public Works Board, Series A (RB) 5.00%, 03/01/23 (c)	579,530
975,000	California State University, Series A (RB) 5.00%, 11/01/24 (c)	1,119,407
500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.25%, 12/01/24 (c)	524,765
50,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	50,677
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	311,533
335,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	378,349
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	413,660
500,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	562,750
475,000	Regents of University of California, Series AI (RB) 5.00%, 05/15/23 (c)	541,505
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	521,470
250,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	277,838
675,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	649,080
100,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	102,421
500,000	Southern California Public Power Authority, Series A (RB) 5.00%, 07/01/24 (c)	580,600
	State of California, Various Purpose (GO)
230,000	3.50%, 09/01/22 (c)	231,431
30,000	4.00%, 04/01/23 (c)	30,776
700,000	4.00%, 11/01/24 (c)	715,176
50,000	4.38%, 02/01/22 (c)	52,728
800,000	4.50%, 12/01/23 (c)	861,480
675,000	5.00%, 04/01/22 (c)	753,286
890,000	5.00%, 09/01/22 (c)	999,034
490,000	5.00%, 04/01/23 (c)	559,810
300,000	5.00%, 04/01/23 (c)	334,242
1,250,000	5.00%, 11/01/23 (c)	1,402,137
470,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	537,050
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	414,312
		15,793,933
Colorado: 1.5%
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
115,000	5.00%, 06/01/22 (c)	119,916
425,000	5.00%, 06/01/22 (c)	448,575
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	254,746
675,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	741,798
		1,565,035
Connecticut: 0.9%
425,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	454,520
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	420,216
		874,736
District of Columbia: 1.2%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	541,765
675,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	698,895
		1,240,660
Florida: 10.0%
425,000	Broward County, Florida, Water & Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	473,849
425,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	473,339
1,175,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,302,147
600,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	703,782
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,048
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
1,000,000	4.00%, 07/01/24 (c)	1,022,560
1,000,000	4.00%, 07/01/24 (c)	1,025,610
	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB)
395,000	4.00%, 07/01/22 (c)	406,767
615,000	5.00%, 07/01/22 (c)	683,486
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	439,264
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	325,162
1,125,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	1,238,557
	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
425,000	4.13%, 04/01/22 (c)	428,553
825,000	5.00%, 04/01/22 (c)	861,960
750,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	814,627
		10,210,711
Georgia: 0.7%
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	401,254
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	270,018
		671,272
Idaho: 0.3%
250,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/22 (c)	268,348
Illinois: 6.7%
725,000	Chicago Board of Education, Series A (GO) 5.00%, 12/01/22 (c)	611,914
760,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/22 (c)	680,033
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	414,309
925,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	915,093
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	567,865
425,000	Illinois Finance Authority, Northwestern Healthcare (RB) 4.00%, 08/15/22 (c)	440,551
425,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	425,234
	State of Illinois (GO) (AGM)
735,000	4.25%, 04/01/24 (c)	721,527
250,000	4.38%, 04/01/24 (c)	249,198
455,000	5.00%, 03/01/22 (c)	460,829
525,000	5.25%, 02/01/24 (c)	547,255
	State of Illinois, Series A (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	483,220
300,000	4.50%, 01/01/22 (c)	286,101
		6,803,129
Indiana: 1.3%
	Carmel Redevelopment Authority, Series A (RB)
25,000	4.00%, 08/01/22 (c)	25,879
45,000	4.00%, 08/01/22 (c)	46,525
425,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	415,323
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	312,639
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	546,695
		1,347,061
Kentucky: 0.3%
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	278,138
Louisiana: 2.4%
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	108,928
750,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB) 5.00%, 10/01/24 (c)	836,820
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	368,299
425,000	5.00%, 02/01/24 (c)	463,964
395,000	Louisiana Public Facilities Authority, Loyola University Project (RB) 5.00%, 10/01/21 (c)	419,221
250,000	Terrebonne Levee & Conservation District (RB) 4.25%, 07/01/23 (c)	261,613
		2,458,845
Maine: 0.4%
375,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	396,540
Maryland: 1.1%
425,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	476,425
500,000	Maryland Health & Higher Educational Facilities Authority (RB) 5.00%, 02/15/25 (c)	555,180
135,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	135,320
		1,166,925
Massachusetts: 2.5%
325,000	Commonwealth of Massachusetts, Series A (GO) 4.00%, 12/01/21 (c)	342,430
350,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	359,779
450,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	518,836
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
425,000	5.00%, 10/15/21 (c)	477,305
300,000	5.00%, 10/15/21 (c)	342,966
425,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	476,875
		2,518,191
Michigan: 2.4%
	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB)
370,000	4.50%, 11/01/23 (c)	392,185
120,000	5.00%, 11/01/23 (c)	129,656
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	485,050
425,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	479,009
800,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	845,840
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	163,454
		2,495,194
Minnesota: 1.6%
425,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	476,650
425,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	473,195
600,000	Western Minnesota Municipal Power Agency, Series A (RB) 5.00%, 01/01/24 (c)	684,246
		1,634,091
Missouri: 1.2%
	Health & Educational Facilities Authority of the State of Missouri, Series A (RB)
790,000	4.00%, 06/01/24 (c)	800,531
85,000	5.00%, 11/15/23 (c)	92,056
50,000	Health & Educational Facilities Authority of the State of Missouri, Series B (RB) 5.00%, 06/01/20 (c)	55,500
250,000	Health & Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	250,470
40,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 5.00%, 01/01/24 (c)	44,520
		1,243,077
Nebraska: 2.6%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
1,250,000	5.00%, 09/01/22 (c)	1,322,350
425,000	5.25%, 09/01/22 (c)	462,893
555,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	630,924
250,000	Omaha Public Power District, Series B (RB) 5.00%, 02/01/21 (c)	272,883
		2,689,050
Nevada: 1.2%
425,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	436,220
730,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	795,459
		1,231,679
New Jersey: 2.7%
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	144,175
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.25%, 07/01/23 (c)	168,980
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
1,025,000	5.00%, 06/15/42 (c)	1,048,964
750,000	5.25%, 06/15/36 (c)	785,737
425,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	466,799
150,000	New Jersey State Turnpike Authority, Series F (RB) 5.00%, 01/01/23 (c)	167,255
		2,781,910
New York: 15.5%
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	255,194
20,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	22,104
625,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	675,537
300,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 05/15/25 (c)	331,218
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	25,773
375,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 05/15/23 (c)	422,235
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	27,485
	Metropolitan Transportation Authority, Series E (RB)
925,000	3.50%, 11/15/22 (c)	925,555
550,000	5.00%, 11/15/22 (c)	606,661
675,000	5.00%, 11/15/23 (c)	753,347
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	152,628
720,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	759,708
	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
305,000	5.00%, 06/15/21 (c)	336,516
500,000	5.00%, 06/15/24 (c)	558,310
525,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	583,128
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	22,675
	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
500,000	5.00%, 06/15/23 (c)	560,620
845,000	5.00%, 06/15/24 (c)	958,027
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
495,000	5.13%, 02/01/21 (c)	564,528
5,000	5.13%, 02/01/21 (c)	5,902
625,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	696,644
	New York Liberty Development Corp., 4 World Trade Center Project (RB)
625,000	5.00%, 11/15/21 (c)	679,231
1,075,000	5.75%, 11/15/21 (c)	1,237,647
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
500,000	5.13%, 01/15/20 (c)	552,880
500,000	6.38%, 01/15/20 (c)	566,600
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	548,090
475,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 04/01/21 (c)	532,988
350,000	New York State Dormitory Authority, Cornell University, Series A (RB) 5.00%, 07/01/20 (c)	400,761
	New York State Dormitory Authority, Series A (RB)
300,000	5.00%, 03/15/23 (c)	336,426
135,000	5.00%, 03/15/24 (c)	154,251
425,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	470,432
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	331,227
	Port Authority of New York & New Jersey, Series 171 (RB)
50,000	4.00%, 01/15/22 (c)	52,223
15,000	4.50%, 01/15/22 (c)	16,082
25,000	Port Authority of New York & New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	28,392
	Triborough Bridge and Tunnel Authority, Series A (RB)
635,000	4.00%, 11/15/22 (c)	652,748
35,000	4.00%, 11/15/22 (c)	36,944
		15,840,717
North Carolina: 1.4%
405,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	446,176
	North Carolina Medical Care Commission, Series B (RB)
675,000	4.00%, 12/01/22 (c)	680,947
250,000	5.00%, 12/01/22 (c)	273,688
70,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	73,721
		1,474,532
Ohio: 3.8%
425,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	458,150
525,000	Butler County, Ohio Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	599,098
1,200,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,354,668
	Ohio Higher Educational Facility Commission, Series A (RB)
60,000	4.00%, 01/01/22 (c)	61,985
925,000	5.00%, 01/01/22 (c)	1,021,283
375,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	403,830
		3,899,014
Oregon: 1.5%
675,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	692,165
725,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	813,638
		1,505,803
Pennsylvania: 3.3%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	53,689
55,000	5.00%, 05/01/22 (c)	59,602
85,000	Commonwealth of Pennsylvania (GO) 4.00%, 06/15/24 (c)	87,168
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
345,000	4.00%, 06/01/22 (c)	343,534
270,000	5.00%, 06/01/22 (c)	289,799
425,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	471,061
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	353,447
425,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	464,410
425,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	443,309
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue, Series A (RB) 6.00%, 12/01/20 (c)	5,927
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	565,105
250,000	Westmoreland County, Municipal Authority (RB) 5.00%, 08/15/23 (c)	278,080
		3,415,131
South Carolina: 1.0%
75,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/21 (c)	83,486
500,000	South Carolina State Public Service Authority, Series E (RB) 5.50%, 12/01/23 (c)	558,995
425,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	425,650
		1,068,131
Tennessee: 0.4%
100,000	Chattanooga Health Educational & Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	108,140
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	265,450
		373,590
Texas: 6.0%
250,000	Austin, Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	281,945
50,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 01/01/23 (c)	54,310
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	276,365
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	251,177
500,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	556,325
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	202,847
550,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	600,968
925,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	1,020,034
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
605,000	4.00%, 05/15/22 (c)	609,259
505,000	4.00%, 05/15/22 (c)	514,898
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	332,898
200,000	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB) 4.00%, 05/15/23 (c)	201,054
1,175,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,267,249
		6,169,329
Utah: 0.5%
500,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	506,875
Virginia: 1.7%
500,000	Virginia College Building Authority, Liberty University Projects (RB) 5.00%, 03/01/20 (c)	559,650
675,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	721,501
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	503,030
		1,784,181
Washington: 4.1%
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	315,596
	King County, Washington Sewer Revenue (RB)
425,000	5.00%, 07/01/20 (c)	471,682
575,000	5.00%, 01/01/22 (c)	636,956
250,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	256,948
550,000	State of Washington, Series A (GO) 5.00%, 08/01/20 (c)	630,503
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	795,697
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	416,575
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	634,403
		4,158,360
Wisconsin: 0.9%
780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	774,821
165,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/23 (c)	167,492
		942,313
Total Municipal Bonds (Cost: $98,275,534)		100,385,976

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $899,815)
899,815	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	899,815
Total Investments: 98.9% (Cost: $99,175,349)		101,285,791
Other assets less liabilities: 1.1%		1,103,655
NET ASSETS: 100.0%		$102,389,446

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.6%	$8,703,437
Health Care	23.3	23,552,010
Industrial Revenue	5.3	5,369,691
Leasing	3.7	3,741,948
Local	8.5	8,615,271
Power	7.3	7,367,142
Special Tax	8.3	8,459,793
State	10.8	10,982,185
Transportation	13.3	13,431,790
Water & Sewer	10.0	10,162,709
Money Market Fund	0.9	899,815
	100.0%	$101,285,791

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$100,385,976	$—	$100,385,976
Money Market Fund	899,815	—	—	899,815
Total	$899,815	$100,385,976	$—	$101,285,791

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.9%
Alabama: 0.9%
$190,000	Alabama Public School & College Authority (RB) 5.00%, 12/01/17 (c)	$208,276
California: 8.5%
300,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	345,351
130,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	145,011
165,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	188,887
200,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	224,222
250,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	238,445
330,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	311,553
330,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	420,552
		1,874,021
Colorado: 7.6%
315,000	City and County of Denver, Colorado Justice System Facilities (GO) 5.00%, 08/01/16 (c)	329,062
	Colorado Regional Transportation District, FasTracks Project, Series A (RB) (AMBAC)
80,000	4.38%, 11/01/16 (c)	83,803
1,170,000	5.00%, 11/01/16 (c)	1,234,631
25,000	Eagle County School District No. Re-50J (GO) (AGM) (SAW) 5.00%, 12/01/16 (c)	26,460
		1,673,956
Florida: 1.6%
190,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) 5.00%, 08/01/16	198,675
130,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	147,887
		346,562
Georgia: 1.0%
200,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	219,480
Hawaii: 0.9%
180,000	State of Hawaii, Series DJ (GO) (AMBAC) 5.00%, 04/01/17 (c)	193,120
Idaho: 0.7%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO) 5.25%, 07/15/18 (c)	163,061
Illinois: 11.7%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	28,214
1,025,000	5.50%, 07/01/18 (c)	1,158,332
900,000	5.75%, 07/01/18 (c)	1,023,507
355,000	Metropolitan Water Reclamation District of Greater Chicago (GO) 5.00%, 12/01/16 (c)	375,977
		2,586,030
Kentucky: 1.2%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	271,241
Maryland: 9.2%
	County of Baltimore, Catholic Health Initiatives, Series A (RB)
50,000	4.50%, 09/01/16 (c)	52,015
50,000	5.00%, 09/01/16 (c)	52,281
530,000	County of Montgomery, Public Improvement, Series A (GO) 5.00%, 07/01/19 (c)	607,926
450,000	State of Maryland, Second Series A (GO) 5.00%, 08/15/17 (c)	488,511
	State of Maryland, Second Series B (GO)
390,000	5.00%, 08/01/19 (c)	448,539
340,000	5.00%, 08/15/19 (c)	390,796
		2,040,068
Massachusetts: 8.1%
250,000	Commonwealth of Massachusetts, Series E (GO) (AMBAC) 5.00%, 11/01/16 (c)	264,132
930,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	1,039,098
200,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	222,730
250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB) 5.00%, 08/01/17 (c)	271,247
		1,797,207
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	66,526
Minnesota: 0.5%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	113,162
Missouri: 1.1%
230,000	Curators of the University of Missouri System Facilities, Series A (RB) 5.00%, 11/01/17 (c)	251,983
Nebraska: 1.0%
200,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	219,822
New Mexico: 1.4%
270,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	311,078
New York: 5.4%
200,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	229,752
245,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	284,572
100,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	111,221
475,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	579,747
		1,205,292
North Carolina: 0.1%
25,000	North Carolina Infrastructure Finance Corp., Series A (CP) (AGM) 5.00%, 05/01/17 (c)	26,823
Oklahoma: 1.5%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	329,996
Oregon: 3.5%
200,000	North Clackamas School District No. 12, Series B (GO) (AGM) (SBG) 5.00%, 06/15/17 (c)	215,912
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	148,065
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	22,562
345,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	393,821
		780,360
Pennsylvania: 2.5%
10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	11,143
300,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 11/01/17 (c)	328,674
175,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	201,427
		541,244
Puerto Rico: 1.8%
370,000	Commonwealth of Puerto Rico (GO) 5.25%, 07/01/16 (c)	386,409
Texas: 12.8%
500,000	Conroe Independent School District, Series A (GO) 5.75%, 02/15/18 (c)	561,410
330,000	Harris County Health Facilities Development Corp. (RB) 7.25%, 12/01/18 (c)	396,861
505,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	582,437
325,000	North Texas Tollway Authority, Second Tier, Series F (RB) 5.75%, 01/01/18 (c)	363,415
905,000	Waco, Texas Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project, Series A (RB) (FHA) (NATL) 4.50%, 08/01/16 (c)	940,938
		2,845,061
Utah: 2.7%
535,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	597,761
Virginia: 3.1%
595,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	690,486
Washington: 7.4%
250,000	City of Seattle, Washington Solid Waste Revenue (RB) (NATL) 5.00%, 02/01/17 (c)	266,395
250,000	City of Seattle, Washington Water System Improvement Revenue (RB) 5.00%, 02/01/18 (c)	275,627
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	55,018
515,000	Washington State Various Purpose, Series A (GO) 5.00%, 07/01/17 (c)	557,457
430,000	Washington State Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	473,159
		1,627,656
Wisconsin: 1.4%
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	317,564
Total Municipal Bonds (Cost: $21,559,152)		21,684,245

Number of Shares
MONEY MARKET FUND: 1.4% (Cost: $320,731)
320,731	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	320,731
Total Investments: 99.3% (Cost: $21,879,883)		22,004,976
Other assets less liabilities: 0.7%		155,042
NET ASSETS: 100.0%		$22,160,018

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	13.0%	$2,871,739
Health Care	12.0	2,636,561
Leasing	3.6	781,273
Local	13.5	2,971,334
Power	2.5	549,818
Solid Waste/Resource Recovery	1.2	266,395
Special Tax	13.3	2,934,024
State	21.6	4,748,407
Transportation	14.3	3,155,090
Water & Sewer	3.5	769,604
	1.5	320,731
	100.0%	$22,004,976

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$21,684,245	$—	$21,684,245
Money Market Fund	320,731	—	—	320,731
Total	$320,731	$21,684,245	$—	$22,004,976

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 07/24/15 (c)	$150,425
150,000	6.45%, 07/27/15 (c)	150,576
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	64,618
		365,619
Arizona: 4.7%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
300,000	5.00%, 02/01/20	334,221
250,000	5.00%, 02/01/21	280,507
1,175,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	1,190,322
250,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB) 3.75%, 07/01/24	249,058
	Industrial Development Authority of the City of Phoenix, Series A (RB)
500,000	3.00%, 07/01/20	497,955
500,000	4.00%, 07/01/25	503,245
800,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	847,064
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	11,270
750,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/19	780,675
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	74,612
50,000	5.25%, 12/01/23	57,711
65,000	5.25%, 12/01/24	75,323
		4,901,963
California: 7.3%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
155,000	1.88%, 10/01/18 ^	144,299
160,000	1.97%, 10/01/17 ^	153,413
50,000	2.51%, 10/01/20 ^	43,103
280,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.00%, 07/24/15 (c)	242,508
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	501,870
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	160,301
50,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	52,863
30,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	31,622
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	711,354
750,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	794,317
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	273,040
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	675,366
400,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 06/01/17	428,288
	Inland Empire Tobacco Securitization Authority, Series A (RB)
135,000	4.63%, 06/01/17 (c)	132,395
580,000	5.00%, 06/01/17 (c)	575,343
250,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/24	279,132
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	55,545
15,000	Oakland Unified School District, Series A (GO) 6.25%, 08/01/19	17,660
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	564,490
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	112,929
500,000	San Joaquin Hills Transportation Corridor Agency, Series A (RB) 5.00%, 01/15/17	525,720
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
65,000	5.00%, 08/01/16	67,499
100,000	5.00%, 08/01/17 (c)	106,548
20,000	5.00%, 08/01/17 (c)	21,489
210,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	230,166
745,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	746,028
		7,647,288
Colorado: 0.2%
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/24/15 (c)	250,142
Connecticut: 0.4%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 07/24/15 (c)	150,117
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	223,612
		373,729
Florida: 1.7%
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	208,012
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	284,955
250,000	5.00%, 10/01/24	284,607
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	248,720
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	538,270
200,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	217,156
		1,781,720
Georgia: 1.7%
750,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	828,840
1,000,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	1,003,550
		1,832,390
Guam: 1.5%
	A. B. Won Pat International Airport Authority, Series C (RB)
25,000	5.00%, 10/01/16	26,061
45,000	5.00%, 10/01/17	48,258
750,000	5.00%, 10/01/21	850,935
	Government of Guam, Series A (GO)
150,000	5.00%, 11/15/17 (c)	156,231
445,000	6.00%, 11/15/19	485,090
		1,566,575
Hawaii: 0.2%
160,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 07/24/15 (c)	160,643
Idaho: 0.7%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 10/01/15 (c)	500,880
200,000	Idaho Health Facilities Authority, Series B-2 (RB) 6.00%, 10/01/15 (c)	200,268
		701,148
Illinois: 8.1%
	Chicago Board of Education, Series A (GO) (AMBAC)
15,000	3.12%, 12/01/16 ^	14,374
275,000	5.50%, 12/01/19	289,756
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 12/01/15 (c)	65,170
60,000	5.00%, 12/01/18	61,978
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	107,047
90,000	5.00%, 12/01/17	91,552
500,000	5.00%, 12/01/18 (c)	494,680
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	90,049
250,000	5.00%, 12/01/19	249,695
345,000	5.00%, 12/01/20	341,329
900,000	City of Chicago, Series A (GO) 5.00%, 01/01/18 (c)	923,319
505,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	530,811
60,000	Illinois Finance Authority, Institute of technology, Series A (RB) 5.00%, 04/01/16 (c)	61,078
70,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 07/14/15 (c)	39,019
150,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	156,152
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	56,042
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,157,560
35,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 07/14/15 (c)	35,067
	Illinois Railsplitter Tobacco Settlement Authority (RB)
95,000	5.00%, 06/01/17	101,326
700,000	5.00%, 06/01/18	766,010
590,000	5.00%, 06/01/19	658,959
625,000	5.25%, 06/01/20	715,437
40,000	5.25%, 06/01/21	46,206
100,000	5.38%, 06/01/21	116,190
1,020,000	5.50%, 06/01/21 (c)	1,177,039
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
105,000	1.23%, 06/15/17 ^	101,744
50,000	1.38%, 06/15/16 ^	49,403
		8,496,992
Indiana: 0.8%
10,000	City of Anderson, Indiana Economic Development, Anderson University Project (RB) 4.75%, 07/24/15 (c)	10,003
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	293,588
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	404,000
150,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	158,388
		865,979
Iowa: 5.0%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP) 5.25%, 06/01/16 (c)	412,132
	Iowa Finance Authority, Iowa Fertilizer Comp. Project (RB)
2,655,000	5.00%, 12/01/19	2,805,698
750,000	5.50%, 12/01/18 (c)	791,797
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
700,000	2.50%, 10/01/20	689,640
500,000	4.00%, 10/01/25	494,630
		5,193,897
Kansas: 0.1%
115,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	118,866
Kentucky: 1.0%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,174
925,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	988,298
		999,472
Louisiana: 5.6%
	City of New Orleans, Louisiana Sewerage Service (RB)
500,000	5.00%, 06/01/18	550,505
725,000	5.00%, 06/01/19	817,749
670,000	5.00%, 06/01/20	767,920
20,000	5.00%, 06/01/22	23,023
600,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	607,914
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	76,244
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24	498,320
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	774,697
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	766,885
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	260,500
650,000	5.00%, 05/15/21	743,288
		5,887,045
Maine: 0.3%
90,000	Health and Higher Education Facilities Authority (RB) 5.00%, 07/01/19	97,379
155,000	Maine Health and Higher Educational Facilities Authority (RB) 5.00%, 07/01/20	169,187
		266,566
Maryland: 2.1%
500,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	516,030
200,000	Maryland Health and Higher Educational Facilities Authority (RB) 5.00%, 07/01/19	224,110
750,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System (RB) 5.00%, 07/01/24	876,022
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 09/01/16 (c)	113,143
210,000	5.25%, 09/01/16 (c)	216,678
220,000	5.25%, 09/01/16 (c)	229,005
		2,174,988
Massachusetts: 0.2%
130,000	Massachusetts Development Finance Agency (RB) 5.00%, 07/01/22 (c)	155,964
75,000	Massachusetts Health & Educational Facilities Authority, Series G (RB) 5.00%, 07/01/20 (c)	83,056
		239,020
Michigan: 3.9%
600,000	Detroit Wayne County Stadium Authority (RB) 5.00%, 10/01/16	601,632
	Michigan Finance Authority, Sewage Disposal System, Series C-8 (RB)
250,000	5.00%, 07/01/17	265,887
250,000	5.00%, 07/01/18	271,360
750,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	802,350
900,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 07/24/15 (c)	886,239
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	506,200
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
790,000	5.13%, 06/01/17 (c)	711,442
85,000	5.25%, 06/01/17 (c)	77,116
		4,122,226
Minnesota: 0.6%
355,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	355,121
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	257,372
		612,493
Mississippi: 0.0%
25,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 07/20/15 (c)	25,168
Missouri: 0.2%
140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 07/27/15 (c)	140,410
115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 07/27/15 (c)	115,937
		256,347
Nebraska: 0.2%
200,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	212,240
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA) 5.25%, 07/24/15 (c)	14,629
New Jersey: 6.8%
85,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	77,389
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	838,155
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	84,661
750,000	5.00%, 06/15/17	792,727
600,000	5.00%, 06/15/19	656,952
150,000	5.00%, 06/15/22 (c)	165,150
165,000	5.00%, 06/15/22	182,731
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
285,000	4.88%, 09/15/19	298,315
225,000	5.13%, 08/20/22 (c)	242,588
500,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	507,640
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	429,980
795,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	864,252
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,355,000	4.50%, 06/01/17 (c)	1,357,032
75,000	5.00%, 06/01/17 (c)	79,171
	Tobacco Settlement Financing Corp., Series 1A (RB)
500,000	5.00%, 06/01/17 (c)	531,515
40,000	5.00%, 06/01/17	42,791
		7,151,049
New Mexico: 1.4%
705,000	County of Otero, Jail Project (RB) 5.75%, 10/01/16 (c)	708,539
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	150,369
585,000	Winrock Town Center Tax Increment Development District No 1 (TA) 5.25%, 05/01/20 (c)	587,153
		1,446,061
New York: 6.8%
750,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	777,112
400,000	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB) 4.75%, 01/01/20	399,972
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	567,672
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 01/01/17 (c)	26,084
100,000	5.00%, 01/01/17 (c)	104,634
65,000	5.00%, 01/01/17 (c)	68,161
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	224,635
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	261,565
165,000	5.00%, 05/01/23	181,997
150,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	158,351
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	53,599
155,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 6.00%, 12/01/16	164,305
50,000	New York State Dormitory Authority, United Health Services Hospitals, Inc. (RB) (FHA) 3.00%, 08/01/16	50,843
	New York State Dormitory Authority, Yeshiva University (RB)
50,000	3.50%, 09/01/16	50,898
100,000	5.25%, 07/27/15 (c)	100,321
750,000	New York State Environmental Facilities Corp. (RB) 3.75%, 12/02/19 (p)	749,025
500,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB) 5.00%, 07/01/19	544,105
520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	590,684
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
445,000	5.00%, 07/01/18	491,258
25,000	5.00%, 07/01/21 (c)	28,250
	Town of Oyster Bay, New York Public Improvement (GO)
90,000	3.00%, 08/15/16	91,864
35,000	3.00%, 08/15/17 (c)	35,573
55,000	3.00%, 08/15/17 (c)	55,551
605,000	3.00%, 08/15/17 (c)	621,099
50,000	3.00%, 08/15/17 (c)	50,999
70,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 06/01/16 (c)	71,278
575,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	650,762
		7,170,597
North Carolina: 0.0%
30,000	North Carolina Medical Care Commission, United Methodist Retirement Homes Project, Series C (RB) 5.25%, 10/01/15 (c)	30,059
Ohio: 5.5%
25,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB) 5.00%, 06/01/17	26,773
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
2,250,000	5.13%, 06/01/17 (c)	1,865,925
275,000	5.38%, 06/01/17 (c)	231,443
340,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	356,048
	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC)
50,000	5.00%, 01/01/17 (c)	52,374
90,000	5.25%, 01/01/21	102,050
150,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 07/24/15 (c)	151,044
75,000	County of Hamilton, Healthcare Facilities, Christ Hospital Project (RB) 5.25%, 06/01/22 (c)	86,993
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	50,649
135,000	5.00%, 02/15/20	145,994
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	10,306
935,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	962,405
240,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	268,111
210,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	234,646
650,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	700,934
530,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	547,463
		5,793,158
Oregon: 0.3%
250,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	273,377
Pennsylvania: 7.5%
300,000	Allegheny County Industrial Development Authority, Environmental Improvement (RB) 5.50%, 11/01/16	311,385
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
100,000	6.50%, 05/01/17	106,407
205,000	6.75%, 11/01/19 (c)	228,967
1,000,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	1,007,480
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	152,979
500,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	497,875
610,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	604,321
500,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	515,535
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	174,842
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
750,000	5.00%, 06/30/19	828,112
250,000	5.00%, 12/31/19	278,122
250,000	5.00%, 12/31/20	281,007
250,000	5.00%, 12/31/21	282,510
250,000	5.00%, 12/31/23	284,310
750,000	5.00%, 12/31/24	856,912
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	159,954
500,000	Philadelphia Hospital and Higher Education Facilities Authority, Series A (RB) 5.00%, 07/01/17	528,960
	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
100,000	5.00%, 07/01/17 (c)	103,430
240,000	5.00%, 07/01/17	251,945
400,000	Susquehanna Area Regional Airport Authority, Series C (RB) 3.00%, 01/01/17	405,980
		7,861,033
Puerto Rico: 4.8%
150,000	Commonwealth of Puerto Rico, Public Improvement (GO) 22.53%, 07/01/17 ^	94,592
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
375,000	4.00%, 07/01/21	234,379
45,000	5.00%, 07/01/16 (c)	29,419
35,000	5.00%, 07/01/16 (c)	23,713
25,000	5.00%, 07/01/17 (c)	16,344
50,000	5.00%, 07/01/17 (c)	32,438
120,000	5.00%, 07/01/17 (c)	81,300
70,000	5.00%, 07/01/17 (c)	45,500
790,000	5.00%, 07/01/18 (c)	514,487
70,000	5.00%, 07/01/20	45,588
150,000	5.25%, 07/27/15 (c)	97,875
125,000	5.25%, 07/01/16 (c)	81,250
80,000	5.25%, 07/01/16 (c)	52,100
80,000	5.50%, 07/01/17	57,701
25,000	5.50%, 07/01/17	21,275
130,000	5.50%, 07/01/18	88,400
50,000	5.50%, 07/01/18 (c)	32,625
40,000	5.50%, 07/01/19	30,355
150,000	5.50%, 07/01/19	98,438
70,000	5.50%, 07/01/21	52,506
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
105,000	4.25%, 07/01/16 (c)	67,331
10,000	5.00%, 07/01/16 (c)	6,538
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	66,772
100,000	4.75%, 07/01/16 (c)	67,018
10,000	5.00%, 07/01/16 (c)	9,838
60,000	Puerto Rico Electric Power Authority, Series JJ (RB) (XLCA) 5.38%, 07/01/17	58,944
	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
45,000	5.50%, 07/01/17	44,307
95,000	5.50%, 07/01/18	91,804
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	11,800
15,000	5.00%, 07/01/17 (c)	8,850
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	106,200
50,000	5.00%, 07/01/19	29,500
500,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	200,125
95,000	Puerto Rico Highways & Transportation Authority, Series BB (RB) (AMBAC) 5.25%, 07/01/17	94,373
100,000	Puerto Rico Highways & Transportation Authority, Series K (RB) 5.00%, 07/27/15 (c)	41,250
	Puerto Rico Highways and Transportation Authority (RB)
140,000	5.00%, 01/01/16 (c)	56,350
405,000	5.75%, 07/27/15 (c)	281,511
	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC)
200,000	5.22%, 07/01/17 ^	177,948
100,000	5.25%, 07/01/18 ^	83,125
	Puerto Rico Highways and Transportation Authority, Series K (RB)
75,000	5.00%, 07/27/15 (c)	33,811
95,000	5.00%, 07/27/15 (c)	45,667
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	51,055
10,000	4.13%, 07/01/17 (c)	4,508
100,000	5.00%, 07/01/17 (c)	43,251
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	16,500
75,000	Puerto Rico Infrastructure Financing Authority, Series C (RB) (FGIC) 5.50%, 07/01/20	47,438
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
35,000	5.00%, 07/01/20	22,094
70,000	6.00%, 07/01/19 (c)	45,063
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD) 5.25%, 07/01/19	46,808
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/18	359,536
	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
65,000	5.50%, 07/01/19	43,625
40,000	5.75%, 07/01/16	31,964
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
40,000	5.25%, 07/01/17	30,300
65,000	5.50%, 07/01/17 (c)	43,625
35,000	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	25,118
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.13%, 07/27/15 (c)	24,224
65,000	Puerto Rico Sales Tax Financing Corp. (RB) 5.00%, 08/01/18	28,642
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	25,350
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	129,540
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	73,624
	University of Puerto Rico, Series P (RB)
245,000	5.00%, 06/01/16 (c)	120,691
250,000	5.00%, 06/01/16 (c)	123,165
375,000	5.00%, 06/01/16 (c)	206,745
40,000	5.00%, 06/01/16 (c)	19,847
195,000	University of Puerto Rico, Series Q (RB) 5.00%, 06/01/16 (c)	121,038
		4,997,098
Rhode Island: 1.6%
	Tobacco Settlement Financing Corp., Series A (RB)
1,050,000	4.00%, 06/01/17	1,105,944
500,000	5.00%, 06/01/20	567,630
		1,673,574
South Carolina: 0.5%
	South Carolina Jobs-Economic Development Authority (RB) (AMBAC)
40,000	5.00%, 07/27/15 (c)	39,985
75,000	5.00%, 05/01/16 (c)	73,505
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	373,505
		486,995
South Dakota: 0.2%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	254,822
Tennessee: 0.1%
	Clarksville Natural Gas Acquisition Corp. (RB)
50,000	5.00%, 12/15/17	53,766
30,000	5.00%, 12/15/19	33,448
25,000	5.00%, 12/15/21	28,308
		115,522
Texas: 9.2%
300,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	348,687
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
750,000	4.50%, 07/01/20	787,312
1,000,000	4.75%, 07/01/24	1,063,380
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	537,530
500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	520,960
250,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	249,390
750,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	828,405
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d)	4,525
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
250,000	5.00%, 07/01/23	278,802
250,000	5.00%, 07/01/24	277,665
350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	359,576
500,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	576,750
165,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 07/27/15 (c)	164,168
	Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series A (RB)
100,000	5.00%, 12/15/16	104,974
75,000	5.25%, 12/15/18	82,626
20,000	5.25%, 12/15/19	22,479
375,000	5.25%, 12/15/21	429,592
230,000	5.25%, 12/15/22	264,928
15,000	5.25%, 12/15/23	17,359
50,000	5.25%, 12/15/24	57,926
220,000	5.63%, 12/15/17	232,896
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
20,000	5.00%, 12/15/18	22,188
1,000,000	5.00%, 12/15/21	1,151,230
100,000	5.00%, 12/15/22 (c)	112,837
750,000	5.00%, 12/15/22	860,662
225,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	241,121
		9,597,968
Vermont: 0.2%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	169,908
Virgin Islands: 2.2%
	Virgin Islands Public Finance Authority, Series A (RB)
800,000	5.00%, 10/01/20	877,952
100,000	6.75%, 10/01/19	110,211
400,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	441,796
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	826,665
		2,256,624
Virginia: 0.8%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,287
820,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	822,124
		847,411
Washington: 0.8%
335,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	328,367
10,000	Washington Economic Development Finance Authority, Coalview Centralia LLC Project (RB) 9.35%, 08/01/18	10,098
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 07/15/15 (c)	450,220
100,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	100,844
		889,529
West Virginia: 0.5%
500,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	497,020
65,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB) 6.25%, 10/01/18 (c)	68,385
		565,405
Wisconsin: 2.8%
900,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	962,118
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB) 4.50%, 11/15/15 (c)	754,800
500,000	Public Finance Authority, Roseman University of Health Project (RB) 5.00%, 04/01/25	495,440
480,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB) 7.00%, 06/01/20	533,717
210,000	Wisconsin State Health and Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	219,301
		2,965,376
Total Municipal Bonds (Cost: $104,525,351)		103,612,711

Number of Shares
MONEY MARKET FUND: 1.1% (Cost: $1,147,288)
1,147,288	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,147,288

Total Investments: 99.9% (Cost: $105,672,639)		104,759,999
Other assets less liabilities: 0.1%		143,773
NET ASSETS: 100.0%		$104,903,772

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	7.2%	$7,567,074
Health Care	22.5	23,595,239
Industrial Revenue	35.3	36,930,153
Leasing	1.9	1,990,814
Local	4.6	4,811,527
Power	3.4	3,517,478
Solid Waste/Resource Recovery	1.6	1,660,936
Special Tax	8.2	8,564,629
State	2.3	2,445,475
Transportation	8.6	9,030,592
Water & Sewer	3.3	3,498,794
Money Market Fund	1.1	1,147,288
	100.0%	$104,759,999

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$103,612,711	$—	$103,612,711
Money Market Fund	1,147,288	—	—	1,147,288
Total	$1,147,288	$103,612,711	$—	$104,759,999

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.6%
$1,250,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/19	$1,425,375
100,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/19	113,436
		1,538,811
Alaska: 0.0%
55,000	State of Alaska, Series A (GO) 4.00%, 08/01/17	58,647
Arizona: 1.1%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	714,615
75,000	Arizona Transportation Board, Grant Anticipation, Series A (RB) 5.00%, 07/01/18	83,615
	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
75,000	4.00%, 07/01/18	81,518
865,000	5.00%, 07/01/17	936,138
50,000	5.00%, 07/01/19	57,310
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	624,580
	Maricopa County Community College District, Series D (GO)
255,000	3.00%, 07/01/18	269,946
100,000	4.00%, 07/01/19	111,137
		2,878,859
Arkansas: 0.5%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	138,661
1,000,000	5.00%, 04/01/18	1,109,290
		1,247,951
California: 14.5%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB) 1.50%, 10/01/17 (c) (p)	1,006,360
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,288,452
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	91,519
200,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 4.00%, 10/01/17	214,094
	California Health Facilities Financing Authority, Catholic Healthcare West, Series A (RB)
50,000	5.00%, 03/01/19	56,756
800,000	5.00%, 03/01/21	936,992
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	835,751
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
250,000	4.00%, 12/01/18	275,567
250,000	5.00%, 12/01/18	283,735
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB) 5.00%, 05/01/20	586,505
50,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 4.00%, 09/01/17	53,357
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	99,749
310,000	California State Public Works Board, Department of State Hospital, Series E (RB) 5.00%, 06/01/20	362,015
520,000	California State Public Works Board, Series E (RB) 4.00%, 06/01/17	550,623
50,000	California State Public Works Board, Series F (RB) 4.00%, 10/01/17	53,580
1,075,000	California State Public Works Board, Series G (RB) 4.00%, 11/01/17	1,151,916
	California State Public Works Board, Various Capital Projects, Series A (RB)
150,000	5.00%, 04/01/17	160,598
10,000	5.00%, 04/01/19	11,401
290,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	327,074
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	86,676
750,000	5.00%, 11/01/20	883,005
100,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 3.00%, 03/01/17	103,622
	California State University, Series A (RB)
75,000	5.00%, 11/01/16	79,327
75,000	5.00%, 11/01/18	84,742
	California State Various Purpose (GO)
100,000	2.00%, 04/01/17	102,303
1,370,000	4.00%, 09/01/17	1,464,598
230,000	4.00%, 02/01/18	248,398
1,000,000	4.00%, 02/01/19	1,101,880
500,000	5.00%, 09/01/16	525,250
500,000	5.00%, 09/01/16	525,250
900,000	5.00%, 09/01/16	945,450
430,000	5.00%, 02/01/17	458,333
1,225,000	5.00%, 04/01/17	1,313,653
1,550,000	5.00%, 10/01/17	1,694,072
1,375,000	5.00%, 10/01/17	1,502,806
400,000	5.00%, 11/01/17	438,420
50,000	5.00%, 12/01/17	54,956
75,000	5.00%, 03/01/18	83,044
1,400,000	5.00%, 04/01/18	1,554,182
1,050,000	5.00%, 09/01/18	1,180,494
1,000,000	5.00%, 09/01/18	1,124,280
1,385,000	5.00%, 09/01/18	1,557,128
200,000	5.00%, 02/01/20	232,640
1,000,000	5.00%, 04/01/20	1,167,100
300,000	5.00%, 09/01/20	353,022
1,550,000	5.00%, 09/01/20	1,823,947
25,000	5.00%, 10/01/20	29,461
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,002,210
1,750,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/16	1,837,010
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
50,000	5.00%, 06/01/18	55,789
660,000	5.00%, 06/01/19	758,749
50,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	55,729
	Golden State Tobacco Securitization Corp., Series A (RB)
55,000	5.00%, 06/01/19	62,829
310,000	5.00%, 06/01/21	365,530
220,000	Los Angeles Community College District, series A (GO) 5.00%, 08/01/20	259,197
100,000	Los Angeles County Metropolitan Transportation Authority, Series B (RB) 5.00%, 06/01/19	115,206
	Los Angeles Department of Water & Power, Series A (RB)
75,000	5.00%, 07/01/19	86,306
100,000	5.00%, 07/01/20	117,632
275,000	Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/18	299,475
750,000	Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/17	811,680
	Metropolitan Water District of Southern California, Series C (RB)
100,000	4.00%, 10/01/17	107,270
140,000	5.00%, 07/01/17	151,542
1,050,000	5.00%, 07/01/18	1,176,073
400,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	477,932
290,000	San Diego County Water Authority, Series A (RB) 4.00%, 05/01/18	314,757
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	157,515
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	10,496
70,000	Santa Clara Valley Transportation Authority, Series B (RB) 5.00%, 04/01/17	75,102
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	92,381
105,000	State of California Department of Water Resources, Central Valley Project, Series AI (RB) 5.00%, 12/01/18	119,169
80,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	93,170
100,000	State of California Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/19	116,463
100,000	State of California Department of Water Resources, Power Supply Revenue, Series M (RB) 5.00%, 05/01/18	111,441
	State of California Department of Water Resources, Power Supply Revenue, Series N (RB)
40,000	4.00%, 05/01/18	43,494
75,000	5.00%, 05/01/18	83,581
		39,021,811
Colorado: 0.7%
1,000,000	City and County of Denver, Series A (GO) 5.00%, 08/01/17	1,085,820
50,000	Colorado Department of Transportation (RB) 4.00%, 12/15/16	52,413
	Colorado Health Facilities Authority, Series A (RB)
50,000	5.00%, 02/01/17	52,910
125,000	5.00%, 02/01/19	140,498
100,000	5.00%, 02/01/21	115,634
175,000	Metro Wastewater Reclamation District, Series A (RB) 5.00%, 04/01/17	187,635
250,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/18	276,500
100,000	State of Colorado Department of Transportation (RB) 5.00%, 12/15/16	106,096
		2,017,506
Connecticut: 2.2%
1,370,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	1,365,095
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	585,555
250,000	State of Connecticut Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	287,740
	State of Connecticut, Series C (GO)
850,000	5.00%, 06/15/17	915,807
250,000	5.00%, 07/15/19	285,347
500,000	5.00%, 06/01/20	579,335
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	540,575
145,000	5.00%, 06/15/20	168,187
750,000	5.00%, 11/01/20	875,587
280,000	State of Connecticut, Series E (GO) 5.00%, 09/01/18	312,446
		5,915,674
Delaware: 0.2%
500,000	State of Delaware, Series B (GO) 5.00%, 02/01/17	533,335
District of Columbia: 0.1%
160,000	District of Columbia, Series A (GO) 5.00%, 06/01/19	183,485
75,000	District of Columbia, Series C (RB) 5.00%, 12/01/17	82,250
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	57,339
		323,074
Florida: 5.2%
	Broward County School Board, Series A (CP)
175,000	5.00%, 07/01/18	194,357
155,000	5.00%, 07/01/19	176,134
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	55,635
	Broward County, Airport System Revenue, Series Q-1 (RB)
150,000	5.00%, 10/01/17	162,527
265,000	5.00%, 10/01/18	294,865
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/19	565,360
75,000	City of Jacksonville, Better Jacksonville Sales Tax (RB) 5.00%, 10/01/16	78,875
600,000	City of Jacksonville, Series A (RB) 5.00%, 10/01/16	631,356
	City of Jacksonville, Series B (RB)
260,000	5.00%, 10/01/16	273,744
475,000	5.00%, 10/01/17	517,118
1,600,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,791,392
485,000	County of Orange, Series C (RB) 5.00%, 01/01/21	570,336
	Florida Department of Environmental Protection, Series A (RB)
205,000	5.00%, 07/01/20	237,441
125,000	5.00%, 07/01/20	144,781
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	72,926
200,000	5.00%, 10/01/19	229,926
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	167,745
	JEA Electric System, Series Three D (RB)
50,000	4.00%, 10/01/16	52,067
690,000	5.00%, 10/01/19	791,734
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	127,859
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
75,000	5.00%, 07/01/18	83,273
50,000	5.00%, 07/01/20	57,887
500,000	5.00%, 07/01/21	585,885
100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	114,814
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	188,628
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	148,364
900,000	Orange County, Sales Tax, Series C (RB) 5.00%, 01/01/20	1,040,454
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	417,124
175,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	194,896
50,000	St. Johns River Power Park, Issue Two, Series Twenty-Five (RB) 5.00%, 10/01/16	52,679
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	57,319
50,000	5.00%, 06/01/19	57,319
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
50,000	5.00%, 06/01/18	55,759
85,000	5.00%, 06/01/20	99,349
260,000	State of Florida, Board of Education, Lottery Revenue, Series D (RB) 5.00%, 07/01/17	280,660
100,000	State of Florida, Board of Education, Lottery Revenue, Series E 5.00%, 07/01/19	114,703
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series F (RB) 5.00%, 07/01/18	1,116,400
100,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	111,518
55,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/17	59,358
595,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	660,266
90,000	State of Florida, Department of Transportation Turnpike Revenue, Series A (RB) 5.00%, 07/01/18	100,365
1,000,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	1,147,030
100,000	Sunshine State Governmental Financing Commission, Series A (RB) 5.00%, 09/01/16	104,773
		13,985,001
Georgia: 3.3%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	87,308
400,000	City of Atlanta, Airport Passenger Facility, Series B (RB) 5.00%, 01/01/17	423,840
600,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/17	636,630
315,000	City of Atlanta, Department of Aviation, Series C (RB) 5.00%, 01/01/20	364,011
280,000	County Board of Education of Richmond County (GO) (SAW) 5.00%, 10/01/17	304,385
330,000	Forsyth County School District (GO) 5.00%, 02/01/19	375,147
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,374,828
125,000	Fulton County, Water and Sewerage Revenue (RB) 5.00%, 01/01/18	137,483
60,000	Georgia State Road and Tollway Authority, Series A (RB) 5.00%, 03/01/17	64,193
2,015,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	2,177,610
250,000	Gwinnett County Water and Sewerage Authority (RB) 5.00%, 08/01/20	293,090
	Municipal Electric Authority of Georgia, Series A (RB)
500,000	5.00%, 11/01/17	544,980
1,000,000	5.00%, 01/01/20	1,149,580
	State of Georgia, Series A (GO)
75,000	5.00%, 02/01/18	82,845
25,000	5.00%, 07/01/19	28,779
50,000	5.00%, 02/01/21	59,275
140,000	State of Georgia, Series C (GO) 5.00%, 07/01/18	156,552
500,000	State of Georgia, Series F (GO) 5.00%, 12/01/16	530,160
		8,790,696
Hawaii: 0.8%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	174,738
1,000,000	State of Hawaii, Series DZ 5.00%, 12/01/19	1,159,120
500,000	State of Hawaii, Series EA (GO) 5.00%, 12/01/16	529,815
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	270,175
		2,133,848
Illinois: 4.4%
	Chicago O’Hare International Airport, 3rd Lien, Series B (RB)
480,000	5.00%, 01/01/17	507,701
150,000	5.00%, 01/01/19	166,888
90,000	5.00%, 01/01/20	101,858
500,000	City of Chicago, Modern Schools Across Chicago Program, Series A (GO) 4.00%, 12/01/17	505,400
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	259,180
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	237,779
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	668,905
	State of Illinois (GO)
1,250,000	5.00%, 03/01/17	1,311,912
3,800,000	5.00%, 08/01/17	4,026,556
500,000	5.00%, 02/01/20	542,140
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,056,030
550,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	606,963
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	507,550
850,000	4.00%, 01/01/17	876,545
500,000	5.00%, 04/01/17	525,885
		11,901,292
Indiana: 0.7%
	Indiana Finance Authority, Wastewater Utility, Series A (RB)
50,000	2.50%, 10/01/16	51,145
710,000	5.00%, 10/01/19	814,370
640,000	5.00%, 10/01/20	745,536
200,000	Indianapolis Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/19	228,064
		1,839,115
Iowa: 0.4%
	Iowa Finance Authority (RB)
575,000	5.00%, 08/01/18	644,730
285,000	5.00%, 08/01/20	334,724
		979,454
Kansas: 0.1%
125,000	Kansas Development Authority, Department of Commerce, Series K (RB) 5.00%, 12/01/19	141,146
50,000	State of Kansas Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/19	57,745
50,000	State of Kansas Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/19	57,745
		256,636
Kentucky: 0.7%
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	57,037
200,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	213,686
400,000	Kentucky State Property and Building Commission, Project No. 100, Series A (RB) 5.00%, 08/01/17	432,336
25,000	Kentucky State Property and Building Commission, Project No. 98 (RB) 5.00%, 08/01/20	28,840
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	55,607
150,000	5.00%, 07/01/19	171,066
55,000	5.00%, 07/01/20	63,929
50,000	Louisville/Jefferson County Metropolitan Government, Series A (RB) 5.00%, 12/01/19	57,274
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	711,540
		1,791,315
Louisiana: 0.9%
150,000	City of Lafayette, Utilities Revenue (RB) 5.00%, 11/01/20	175,035
130,000	Parishwide School District (GO) (AGM) 5.00%, 09/01/20	150,215
	State of Louisiana Gasoline & Fuels Tax Revenue (RB)
60,000	5.00%, 05/01/19	68,476
145,000	5.00%, 05/01/20	168,561
1,350,000	State of Louisiana, Series A (GO) 5.00%, 11/15/19	1,554,727
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	57,169
250,000	5.00%, 07/15/20	290,510
		2,464,693
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	57,627
Maryland: 3.9%
	Baltimore County Consolidated Public Improvement (GO)
60,000	5.00%, 08/01/17	65,162
2,500,000	5.00%, 08/01/18	2,803,175
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	288,265
500,000	Maryland Department of Transportation (RB) 5.00%, 06/01/18	556,250
50,000	Maryland Economic Development Corp. (RB) 5.00%, 06/01/20	58,212
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	280,137
100,000	5.00%, 08/15/19	114,685
	Montgomery County, Consolidated Public Improvement, Series A (GO)
100,000	5.00%, 07/01/20	117,372
25,000	5.00%, 11/01/20	29,544
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	55,269
90,000	4.00%, 03/01/21	101,881
750,000	State of Maryland Department of Transportation (RB) 5.00%, 05/01/19	856,845
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
450,000	5.00%, 03/01/17	481,230
140,000	5.00%, 03/01/19	159,496
2,000,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.50%, 08/01/19	2,264,660
1,630,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,826,643
100,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/17	108,582
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	224,128
200,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	237,296
		10,628,832
Massachusetts: 2.3%
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	58,255
335,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 12/01/18	379,026
	Commonwealth of Massachusetts, Series B (GO)
750,000	5.00%, 08/01/16	784,860
100,000	5.00%, 08/01/19	115,053
500,000	5.00%, 08/01/20	586,445
1,000,000	Commonwealth of Massachusetts, Series E (GO) 5.00%, 12/01/16	1,060,180
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,100,010
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,233,353
200,000	5.00%, 08/15/19	230,562
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	622,133
80,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/18	89,576
		6,259,453
Michigan: 2.7%
75,000	Michigan Finance Authority, Braumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	82,726
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB) 5.00%, 10/01/17	1,271,446
120,000	Michigan Finance Authority, School District of the City of Detroit (RB) (SAW) 5.00%, 06/01/19	130,592
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
645,000	4.00%, 01/01/19	710,764
1,000,000	5.00%, 07/01/17	1,081,640
200,000	5.00%, 01/01/18	220,326
1,450,000	5.00%, 07/01/18	1,621,433
100,000	5.00%, 07/01/19	115,075
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	200,009
55,000	5.00%, 07/01/19 (c)	63,018
50,000	Michigan State Building Authority, Series I-A (RB) 5.00%, 10/15/16	52,719
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	514,285
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
75,000	2.25%, 09/01/20	76,482
375,000	5.00%, 09/01/19	426,337
570,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	632,643
		7,199,495
Minnesota: 2.8%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB) 4.00%, 11/15/18 (p)	2,233,926
2,355,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB) 4.00%, 11/15/18 (p)	2,566,291
675,000	Regents of University of Minnesota, Series A (RB) 5.00%, 12/01/18	762,055
50,000	State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 10/01/18	56,297
900,000	State of Minnesota, State Trunk Highway, Series E (GO) 5.00%, 08/01/19	1,035,855
700,000	State of Minnesota, Various Purposes, Series D (GO) 5.00%, 08/01/18	784,231
		7,438,655
Mississippi: 0.4%
	Mississippi Development Bank, Highway Construction Project (RB)
825,000	5.00%, 01/01/18	904,274
75,000	5.00%, 01/01/21	87,392
		991,666
Missouri: 0.9%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
50,000	5.00%, 10/01/17	54,467
45,000	5.00%, 10/01/19	51,832
700,000	5.00%, 10/01/20	820,344
75,000	Curators of the University of Missouri System Facilities, Series A (RB) 4.00%, 11/01/19	83,752
500,000	Missouri Highway and Transportation Commission, Series C (RB) 5.00%, 02/01/17	532,945
900,000	State of Missouri, Series A (CP) 2.13%, 10/01/18	925,128
35,000	State of Missouri, Water Pollution Control, Series A (GO) 5.00%, 12/01/19	40,698
		2,509,166
Nebraska: 0.7%
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	345,567
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,099,110
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	85,233
400,000	5.00%, 02/01/21	470,500
		2,000,410
Nevada: 0.3%
150,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	170,770
25,000	State of Nevada, Capital Improvement, Series A (GO) 5.00%, 08/01/19	28,658
500,000	State of Nevada, Unemployment Compensation (RB) 5.00%, 06/01/17	539,235
		738,663
New Jersey: 5.9%
65,000	Garden State Preservation Trust, Series A (RB) 4.00%, 11/01/19	71,733
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	533,435
575,000	5.00%, 06/15/19	622,069
	New Jersey Economic Development Authority (RB)
200,000	5.00%, 03/01/20	217,146
25,000	5.00%, 03/01/20	29,057
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
740,000	5.00%, 09/01/17	779,731
700,000	5.00%, 09/01/18	749,714
275,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB) 5.00%, 09/01/16	285,917
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	324,786
500,000	New Jersey Educational Facilities Authority, Series B (GO) 5.00%, 06/01/19	541,290
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,066,930
1,455,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	1,627,898
1,000,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/18	1,096,060
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,087,980
265,000	5.00%, 06/15/20	288,672
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	650,894
250,000	5.00%, 06/15/19	270,465
870,000	5.00%, 06/15/20	947,717
2,245,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,399,613
2,050,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	2,171,585
150,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/18	164,594
		15,927,286
New Mexico: 0.7%
150,000	New Mexico Educational Assistance Foundation, Series A-1 (RB) 4.00%, 12/01/16	156,747
110,000	New Mexico Finance Authority, State Transportation Revenue, Senior Lien, Series B (RB) 5.00%, 06/15/20	128,941
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	265,452
	State of New Mexico Severance Tax, Series A (RB)
55,000	5.00%, 07/01/17	59,458
55,000	5.00%, 07/01/17	59,458
1,000,000	5.00%, 07/01/19 (c)	1,140,030
75,000	5.00%, 07/01/19 (c)	85,533
		1,895,619
New York: 16.9%
1,750,000	City of New York, Series A (GO) 5.00%, 08/01/17	1,897,997
750,000	City of New York, Series A-1 (GO) 5.00%, 08/01/18	837,885
1,000,000	City of New York, Series B (GO) 5.00%, 08/01/19	1,143,370
165,000	City of New York, Series D (GO) 5.00%, 08/01/19	188,656
370,000	City of New York, Series G (GO) 5.00%, 08/01/20	430,476
	City of New York, Series I (GO)
225,000	5.00%, 08/01/18	251,365
230,000	5.00%, 08/01/19	262,975
1,000,000	5.00%, 08/01/20	1,163,450
	City of New York, Subseries 1 (GO)
480,000	4.00%, 08/01/16	497,717
250,000	5.00%, 08/01/17	271,142
1,260,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,433,540
130,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/19	150,007
	Metropolitan Transportation Authority, Series C (RB)
130,000	4.00%, 11/15/16	135,838
200,000	5.00%, 11/15/17	218,920
100,000	5.00%, 11/15/18	112,624
65,000	5.00%, 11/15/18	73,206
175,000	5.00%, 11/15/20	204,897
	Metropolitan Transportation Authority, Series D (RB)
1,375,000	5.00%, 11/15/16	1,454,255
80,000	5.00%, 11/15/16	84,611
520,000	5.00%, 11/15/17	569,192
60,000	5.00%, 11/15/17	65,676
550,000	5.00%, 11/15/18	619,432
280,000	5.00%, 11/15/19	323,092
150,000	5.00%, 11/15/19	173,085
115,000	5.00%, 11/15/20	134,902
50,000	5.00%, 11/15/20	58,598
	Metropolitan Transportation Authority, Series F (RB)
395,000	5.00%, 11/15/17	432,462
90,000	5.00%, 11/15/18	101,362
75,000	5.00%, 11/15/19	86,475
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB)
100,000	5.00%, 11/01/17	109,394
150,000	5.00%, 11/01/18	169,021
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB) 5.00%, 05/01/19	68,500
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	55,165
25,000	5.00%, 02/01/19	28,328
250,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	293,782
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	53,935
1,000,000	5.00%, 11/01/19	1,155,230
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	579,230
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	542,285
325,000	5.00%, 08/01/18	363,083
1,000,000	5.00%, 08/01/20	1,163,450
600,000	New York City, Series D (GO) 5.00%, 10/01/17	654,552
1,000,000	New York City, Series G (GO) 5.00%, 08/01/19	1,143,370
	New York City, Series I (GO)
250,000	5.00%, 08/01/17	271,142
300,000	5.00%, 08/01/17	325,371
500,000	New York State Dormitory Authority, Colombia University, Series A (RB) 5.00%, 10/01/18	563,630
115,000	New York State Dormitory Authority, Series A (RB) (SAW) 5.00%, 10/01/19	132,157
	New York State Dormitory Authority, State Personal Income Tax (RB)
260,000	5.00%, 02/15/18	287,271
500,000	5.00%, 02/15/20	580,130
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	579,895
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,000,000	5.00%, 03/15/17	1,070,600
50,000	5.00%, 03/15/18	55,374
400,000	5.00%, 03/15/19	455,228
630,000	5.00%, 03/15/20	731,846
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
75,000	4.00%, 03/15/18	81,128
1,400,000	4.00%, 03/15/19	1,543,864
75,000	5.00%, 03/15/17	80,295
1,675,000	5.00%, 03/15/19	1,906,267
125,000	5.00%, 03/15/20	145,208
1,000,000	5.00%, 03/15/20	1,162,140
80,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/16	83,873
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
60,000	4.00%, 03/15/17	63,286
920,000	4.00%, 03/15/20	1,031,256
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
1,250,000	5.00%, 06/15/20	1,464,587
280,000	5.00%, 06/15/20	328,068
165,000	5.00%, 06/15/20	193,411
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series B (RB)
600,000	4.00%, 06/15/20	674,556
820,000	5.00%, 06/15/19	940,893
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	703,002
800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/19	911,168
2,130,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,414,994
580,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/17	615,745
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
300,000	5.00%, 03/15/18	332,244
450,000	5.00%, 03/15/19	512,131
150,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	170,425
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	267,650
500,000	5.00%, 03/15/18	553,055
55,000	5.00%, 03/15/20	63,891
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	67,738
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	317,501
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,078,470
1,700,000	5.00%, 06/01/18	1,887,731
400,000	Town of Oyster Bay, New York Public Improvement (GO) 3.00%, 08/15/17	412,588
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/18	521,300
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	99,097
		45,436,738
North Carolina: 2.5%
100,000	County of Guilford, Series A (GO) 5.00%, 03/01/21	118,407
250,000	County of Mecklenburg, Series A (GO) 5.00%, 12/01/17	274,655
130,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	146,156
75,000	North Carolina Eastern Municipal Power Agency, Series D (RB) 5.00%, 01/01/21	88,367
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
105,000	4.00%, 01/01/17	109,974
120,000	4.00%, 01/01/19	130,507
100,000	4.00%, 01/01/20	110,034
25,000	5.00%, 01/01/18	27,352
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,128,520
1,000,000	North Carolina State, Grant Anticipation Revenue (RB) 5.00%, 03/01/19	1,126,490
2,500,000	North Carolina State, Series B (GO) 5.00%, 06/01/18	2,788,675
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	334,737
100,000	State of North Carolina, Capital improvement, Series A (RB) 5.00%, 05/01/19	114,285
200,000	State of North Carolina, Series C (GO) 5.00%, 05/01/20	234,402
		6,732,561
Ohio: 2.4%
500,000	City of Columbus, Various Purpose, Series 3 (GO) 5.00%, 08/15/16	524,255
55,000	City of Columbus, Various Purpose, Series B (GO) 4.00%, 08/15/17	58,648
750,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	771,982
55,000	Ohio State Building Authority, Administrative Building Fund Project, Series C (RB) 5.00%, 10/01/18	61,579
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	140,435
1,000,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,032,950
125,000	Ohio State Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/18	139,360
100,000	Ohio State, Higher Education, Series A (GO) 5.00%, 02/01/20	116,273
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	497,222
	State of Ohio, Higher Education, Series B (GO)
450,000	5.00%, 08/01/16	470,916
245,000	5.00%, 08/01/18	274,711
50,000	5.00%, 08/01/19	57,611
	State of Ohio, Higher Education, Series C (GO)
1,000,000	5.00%, 08/01/16	1,046,480
50,000	5.00%, 08/01/19	57,611
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	55,634
35,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/19	40,069
100,000	State of Ohio, Major New State Infrastructure Project, Series 1 (RB) 4.00%, 12/15/16	104,811
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,060,766
		6,511,313
Oklahoma: 0.0%
100,000	Grand River Dam Authority, Series A (RB) 3.00%, 06/01/18	105,465
Oregon: 1.0%
95,000	City of Portland, Sewer System Revenue, Series A (RB) 5.00%, 03/01/17	101,562
	Oregon State Facilities Authority, Legacy Health Project, Series A (RB)
200,000	5.00%, 05/01/17	214,728
600,000	5.25%, 05/01/19	686,442
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
530,000	5.00%, 04/01/19	604,470
130,000	5.00%, 04/01/20	151,467
65,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	75,733
775,000	Tri-County Metropolitan Transportation District (RB) 5.00%, 05/01/17 (c)	829,134
50,000	Tri-County Metropolitan Transportation District, Series A (RB) 5.00%, 10/01/20	57,977
		2,721,513
Pennsylvania: 4.0%
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	46,412
50,000	City of Philadelphia, Water and Wastewater Revenue, Series C (RB) (AGM) 5.00%, 08/01/16	52,253
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,077,280
900,000	5.00%, 06/15/18	998,046
90,000	5.00%, 07/01/18	99,900
1,000,000	5.00%, 07/01/18	1,110,000
	Commonwealth of Pennsylvania, First Series (GO)
955,000	5.00%, 11/15/18	1,071,605
1,000,000	5.00%, 04/01/19	1,126,690
300,000	5.00%, 06/01/19	339,333
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/19	570,435
160,000	County of Allegheny, Port Authority (RB) 5.00%, 03/01/19	179,464
	County of Allegheny, Series C-73 (GO)
60,000	4.00%, 12/01/17	64,207
835,000	5.00%, 12/01/19	957,603
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	601,685
550,000	5.00%, 07/01/17	594,357
1,250,000	5.00%, 07/01/18	1,395,875
	Pennsylvania Economic Development, Unemployment Compensation, Series B (RB)
205,000	5.00%, 07/01/19 (c)	234,126
35,000	5.00%, 07/01/19 (c)	40,002
125,000	Port Authority of Allegheny County, Series C-73 (RB) 5.00%, 03/01/17	132,983
		10,692,256
South Carolina: 0.6%
125,000	Berkeley County, Combined Utility System (RB) 5.00%, 06/01/17	134,714
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	88,420
1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	1,123,030
150,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/19	166,299
		1,512,463
Tennessee: 0.7%
1,500,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/17	1,618,005
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	27,013
75,000	5.00%, 03/01/21	88,805
55,000	Tennessee State School Bond Authority, Higher Education, Series A (RB) 4.00%, 05/01/17	58,190
		1,792,013
Texas: 7.8%
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	343,041
	City of Dallas (GO)
100,000	5.00%, 02/15/20	116,409
75,000	5.00%, 02/15/21	88,352
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	617,309
50,000	City of Dallas, Series C (GO) 4.00%, 02/15/19	55,022
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	56,280
150,000	5.00%, 10/01/20	176,439
1,250,000	City of Fort Worth, Waterworks and Sewer System Revenue (RB) 5.00%, 02/15/18	1,381,450
50,000	City of Frisco (GO) 5.00%, 02/15/19	56,692
	City of Houston, Combined Utility System, First Lien, Series C (RB)
75,000	4.00%, 11/15/19	83,531
750,000	5.00%, 05/15/20	872,835
	City of Houston, Series A (GO)
75,000	4.00%, 03/01/17	79,008
460,000	5.00%, 03/01/18	508,093
50,000	5.00%, 03/01/18	55,214
550,000	5.00%, 03/01/20	639,512
25,000	5.00%, 03/01/20 (c)	28,757
640,000	5.00%, 03/01/20	742,618
1,350,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/21	1,586,655
160,000	City of San Antonio, Electric and Gas Revenue (RB) 5.00%, 02/01/20	185,581
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	588,125
65,000	5.00%, 02/01/21	76,456
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	926,803
1,000,000	Clear Creek Independent School District, Series B (CP) 3.00%, 08/14/19 (p)	1,059,580
50,000	Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/18	53,944
	Dallas Independent School District (GO)
500,000	4.00%, 08/15/16	519,075
50,000	5.00%, 08/15/19	57,364
295,000	5.00%, 02/15/21	347,858
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	264,165
50,000	Houston Community College System (GO) 5.00%, 02/15/21	58,844
100,000	Houston Independent School District (RB) 5.00%, 09/15/19	114,720
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	301,554
100,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/18	108,988
	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
300,000	5.00%, 05/15/17	322,359
175,000	5.00%, 05/15/20	202,085
60,000	Lower Colorado River Authority, Series A (RB) 5.00%, 05/15/19	67,943
1,500,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/19	1,698,585
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	223,688
50,000	North Texas Municipal Water District (RB) 5.00%, 09/01/20	58,676
195,000	North Texas Tollway Authority (RB) 5.00%, 01/01/20	224,258
500,000	Northside Independent School District (CP) 2.00%, 08/01/19 (p)	511,600
490,000	Northside Independent School District, Series A (CP) 2.00%, 06/01/19 (p)	498,330
1,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,145,200
1,110,000	Texas Public Finance Authority (GO) 5.00%, 10/01/18	1,249,039
1,020,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	1,137,616
250,000	Texas State University System, Board of Regents (RB) 5.00%, 03/15/18	276,185
50,000	Texas Transportation Commission (GO) 5.00%, 10/01/19	57,789
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	570,445
210,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/17	225,269
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
60,000	5.00%, 04/01/18	66,490
250,000	5.00%, 04/01/20	291,527
150,000	University of Texas System, Board of Regents, Series A (RB) 5.00%, 08/15/17	162,996
		21,140,354
Utah: 0.7%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	83,410
35,000	5.00%, 07/01/19	40,031
50,000	State of Utah, Series A (GO) 5.00%, 07/01/19	57,517
650,000	State of Utah, Series C (GO) 5.00%, 07/01/18	727,252
925,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	1,002,940
		1,911,150
Virginia: 0.8%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	576,050
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	66,971
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	566,195
150,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/17	159,884
150,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/19	172,392
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	544,260
50,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 05/15/19	57,156
		2,142,908
Washington: 3.6%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	34,104
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	634,892
40,000	Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/20	45,854
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
150,000	5.00%, 07/01/18	167,551
1,500,000	5.00%, 07/01/19	1,719,300
25,000	5.00%, 07/01/20	29,265
55,000	Energy Northwest, Project 3 Electric Revenue, Series A (RB) 5.00%, 07/01/18	61,436
35,000	Grant County Public Utility District No. 2, Series I (RB) 5.00%, 01/01/19	39,500
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB) 5.00%, 12/01/17	290,490
125,000	Public Utility District No. 2 of Grant County, Series I (RB) 5.00%, 01/01/18	137,389
150,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	168,873
75,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/20	87,137
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,815,000	5.00%, 09/01/18	2,022,981
700,000	5.00%, 09/01/19	799,407
50,000	Washington State Federal Highway Grant Anticipation, Series F (RB) 5.00%, 09/01/17	54,156
475,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 07/01/17	513,594
	Washington State, Motor Vehicle Fuel Tax, Series R-C (GO)
75,000	5.00%, 07/01/18	83,753
500,000	5.00%, 07/01/19	573,305
500,000	Washington State, Various Purpose, Series B (GO) 5.00%, 07/01/17	540,625
	Washington State, Various Purpose, Series R-A (GO)
60,000	5.00%, 07/01/17	64,875
700,000	5.00%, 01/01/19	792,001
500,000	5.00%, 07/01/20	584,525
75,000	5.00%, 07/01/20	87,679
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	286,652
		9,819,344
Wisconsin: 0.9%
	City of Milwaukee, Series N2 (GO)
135,000	5.00%, 05/01/17	145,087
250,000	5.00%, 05/01/19	284,432
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	116,830
1,380,000	State of Wisconsin, Series 1 (GO) 5.00%, 05/01/17	1,483,873
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	344,095
150,000	5.00%, 05/01/19	171,427
		2,545,744
Total Municipal Bonds: 98.9% (Cost: $266,389,488)		266,388,412
Other assets less liabilities: 1.1%		2,927,690
NET ASSETS: 100.0%		$269,316,102

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	5.0%	$13,286,032
Health Care	5.0	13,300,860
Industrial Revenue	1.9	5,071,502
Leasing	8.0	21,330,158
Local	14.1	37,682,758
Power	6.3	16,724,251
Special Tax	12.0	31,907,424
State	27.6	73,509,859
Transportation	12.6	33,485,727
Water & Sewer	7.5	20,089,841
	100.0%	$266,388,412

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$266,388,412	$—	$266,388,412

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2015 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other Risks–Puerto Rico municipal securities, in which certain Funds invest, currently experience significant financial difficulties.  As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. A credit rating downgrade, default, insolvency or bankruptcy, of one or several municipal security issuers of this territory, could affect the market values and marketability of municipal obligations of such territory held by the Funds.

Income Taxes–As of July 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$51,129,808	$73,793	$(2,673,012)	$(2,599,219)
High-Yield	1,489,893,116	50,175,594	(37,632,134)	12,543,460
Intermediate	1,102,297,725	16,990,577	(7,488,355)	9,502,222
Long	99,163,953	3,336,485	(1,214,647)	2,121,838
Pre-Refunded	21,879,839	161,426	(36,289)	125,137
Short High-Yield	105,495,769	990,653	(1,726,423)	(735,770)
Short	266,390,084	1,065,958	(1,067,630)	(1,672)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 28, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 28, 2015